                                                       Registration No. 33-12463
                                                               File No. 811-5051

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                                [X]

Pre-Effective Amendment No. _____                                        [   ]

Post-Effective Amendment No. 24                                            [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

Amendment No. 23                                                           [X]

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                         CENTENNIAL AMERICA FUND, L.P.
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               (Exact Name of Registrant as Specified in Charter)

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               6803 South Tucson Way, Centennial, Colorado 80112

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              (Address of Principal Executive Offices) (Zip Code)

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                                 1.800.525.9310
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              (Registrant's Telephone Number, including Area Code)

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                              Robert G. Zack, Esq.
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                             OppenheimerFunds, Inc.
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           Two World Financial Center, 225 Liberty Street 11th Floor,

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                         New York, New York 10281-1008

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                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ] Immediately upon filing pursuant to paragraph (b)
[X]   On February 24, 2004 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] On _______________ pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]  This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

Centennial America Fund, L.P.

Prospectus dated February 24, 2004

Centennial  America  Fund,  L.P. is a money market  mutual fund. It seeks high current income consistent with preserving  capital and maintaining  liquidity.
The Fund  invests  in  short-term  "money  market"  instruments  that are U.S.
government  securities  to  generate  income that is not subject to payment or withholding of U.S. federal income tax for qualifying foreign investors.

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      Shares of this Fund may be purchased  only by foreign  investors who are not U.S.  citizens,  U.S.  residents,  or U.S.  corporations,  partnerships or trusts under the Internal Revenue Code.
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      This  Prospectus   contains  important   information  about  the  Fund's
objective,  its investment  policies,  strategies and risks.  It also contains important  information  about how to buy and sell shares of the Fund and other account features.  Please read this Prospectus carefully before you invest and keep it for future reference about your account.

As with all mutual  funds,  the  Securities  and Exchange  Commission  has not approved or disapproved the Fund's  securities nor has it determined that this
Prospectus  is accurate or  complete.  It is a criminal  offense to  represent otherwise.

2

Contents

            A B O U T   T H E   F U N D

            The  Fund's   Investment   Objective  and   Principal   Investment
Strategies

            Main Risks of Investing in the Fund
            The Fund's Past Performance
            Fees and Expenses of the Fund
            About the Fund's Investments
            How the Fund is Managed

            A B O U T   Y O U R   A C C O U N T
            How to Buy Shares
            How to Sell Shares
            Program Participants
            Direct Investors

            How to Exchange Shares
            Shareholder Account Rules and Policies
            Distributions and Tax Information
            Financial Highlights

                                      8
A B O U T  T H E  F U N D

The Fund's Investment Objective and Principal Investment Strategies

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What Is the  Fund's  Investment  Objective?  The Fund seeks as high a level of current  income as is  consistent  with the  preservation  of capital  and the maintenance of liquidity.
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What Does the Fund  Mainly  Invest  In? The Fund is a money  market  fund that seeks to  maintain  a $1.00  price  per  share.  It  invests  in money  market instruments,  which are high-quality  short-term debt instruments  maturing in
397 days or less. As a fundamental policy, the Fund can invest only in:

o     "U.S.  government  securities,"  which  are debt  obligations  issued or
      guaranteed    by   the   U.S.    government    or   its    agencies   or
      federally-chartered     corporate     entities     referred     to    as
      "instrumentalities," and

o     Repurchase   agreements  under  which  U.S.  government  securities  are purchased.

      Under  normal  market   conditions,   the  Fund's  investments  in  U.S.
government  securities  will be at least 80% of its net assets plus borrowings for investment purposes.

Who Is the Fund Designed  For? The Fund is designed for foreign  investors who want to earn income at current money market rates while  preserving  the value of their investment,  because the Fund tries to keep its share price stable at
$1.00.  Income on money  market  instruments  tends to be lower than income on longer-term  debt  securities,  so the Fund's  yield will likely be lower than the yield on longer-term  fixed income funds. The Fund does not invest for the purpose  of  seeking  capital  appreciation  or  gains  and is not a  complete investment program.

      "Foreign  investors"  refers to persons or entities that are not treated as U.S. citizens or residents, or U.S. corporations,  partnerships,  trusts or estates  under the  Internal  Revenue  Code.  The Fund is designed  mainly for foreign investors who buy shares through special  investment  programs offered by their broker/dealer.

Main Risks of Investing in the Fund

All  investments  carry  risks  to some  degree.  Funds  that  invest  in debt obligations  for  income  may be subject  to credit  risks and  interest  rate risks.  However,  the  Fund  is a money  market  fund  that  seeks  income  by investing in short-term debt  securities  that must meet strict  standards set by its  Managing  General  Partners,  following  rules for money  market funds under federal law.  These include  requirements  for  maintaining  high credit quality in the Fund's portfolio,  a short average portfolio maturity to reduce the  effects  of  changes  in  interest  rates  on the  value  of  the  Fund's securities and  diversifying  the Fund's  investments  among issuers to reduce the effects of a default by any one issuer on the value of the Fund's shares.

      There are risks  that the credit  quality of any of the Fund's  holdings could go down or the issuer could  default,  or that interest rates could rise sharply,  causing the value of the Fund's  securities (and its share price) to fall. If there is a high redemption  demand for the Fund's shares that was not anticipated,  portfolio  securities  might  have to be  sold  prior  to  their maturity at a loss. As a result,  there is a risk that the Fund's shares could fall  below  $1.00 per share.  Also,  there is the risk that the value of your investment  could be eroded  over time by the effects of  inflation,  and that poor security  selection could cause the Fund to underperform other funds with similar objectives.

      The Fund is a limited  partnership  and has made an  election  under the
Internal  Revenue Code to pay federal  income taxes (at a special rate) on its income to allow it to maintain its status as a partnership.  As a result,  the
Fund's expenses will likely be higher,  and its yield lower,  than other money market funds that are organized as  corporations  or business trusts and which are not subject to income taxes.  If the Fund does not conduct its business in a manner that  complies  with other U.S. tax laws,  there is the risk that its distributions to its foreign  shareholders  will be subject to U.S. income tax withholding.

      The rate of the  Fund's  income  will  vary  from day to day,  generally
reflecting  changes  in  overall  short-term   interest  rates.  There  is  no
assurance that the Fund will achieve its investment objective.

An investment in the Fund is not insured or guaranteed by the Federal  Deposit
Insurance Corporation or any other government agency.  Although the Fund seeks to preserve the value of your  investment  at $1.00 per share,  it is possible to lose money by investing in the Fund.

The Fund's Past Performance

The bar chart and table below show how the Fund's  returns may vary over time, by showing  changes in the Fund's  performance  from year to year for the last
10 calendar  years and its  average  annual  total  returns for the 1-, 5- and
10-year  periods.  Variability  of  returns  is one  measure  of the  risks of investing in a money market fund. The Fund's past investment  performance does not necessarily predict how the Fund will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]

During the period shown in the bar chart,  the highest return (not annualized)
for a  calendar  quarter  was 1.48%  (4th Q '00) and the  lowest  return  (not annualized) for a calendar quarter was 0.02% (3rd Q' 03).

Average Annual Total Returns for the periods ended      1 Year  5 Years 10 Years
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December 31, 2003

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Centennial America Fund, L.P. (since 12/05/91)*         0.26%   2.75%   3.49%

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*That was the date the Fund became a money market fund.

The  Fund's  average  annual  total  returns  measure  the  performance  of  a hypothetical  account and assume that all  distributions  have been reinvested in additional shares.

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The total returns are not the Fund's current yield. The Fund's yield more closely reflects the Fund's current earnings.  To obtain the Fund's current seven day yield, please call 1.800.525.9310 (1.303.768.3200 outside the U.S.)
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Fees and Expenses of the Fund

The Fund pays a variety of expenses  directly  for  management  of its assets, administration  and other  services.  Those expenses are  subtracted  from the
Fund's  assets to  calculate  the  Fund's  net  asset  value  per  share.  All shareholders  therefore pay those expenses  indirectly.  The following  tables are meant to help you  understand the fees and expenses you may pay if you buy and hold  shares of the Fund.  The  numbers  below are based  upon the  Fund's expenses during its fiscal year ended December 31, 2003.

Shareholder  Fees.  The Fund does not charge any initial  sales  charge to buy shares or to  reinvest  distributions,  nor does it  charge  any  exchange  or redemption fees.1

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

Management Fees                          0.45%
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Service (12b-1) Fees                     0.20%
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Other Expenses                           0.26%

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Total Annual Operating Expenses          0.91%

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"Other expenses" include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays.  The Transfer Agent has voluntarily undertaken to limit transfer agent fees to 0.35% per annum.  That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended
December 31, 2003, the transfer agent fees did not exceed the expense limitation described above.

Example.  The  following  example is  intended to help you compare the cost of investing in the Fund with the cost of investing  in other mutual  funds.  The example  assumes  that you  invest  $10,000 in shares of the Fund for the time periods indicated and reinvest your dividends and  distributions.  The example also  assumes  that your  investment  has a 5%  return  each year and that the
Fund's  expenses  remain the same.  Your actual  costs may be higher or lower, because  expenses  will  vary  over  time.  Based  on these  assumptions  your expenses  would be as follows  whether or not you redeemed your  investment at the end of each period:

       1 year              3 years             5 years            10 years
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        $93                 $290                $504               $1,120

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About the Fund's Investments

The Fund's  Principal  Investment  Policies and Risks. In seeking a high level
of  current  income   consistent  with  preserving   capital  and  maintaining
liquidity,  the Fund invests in short-term  money market  instruments  meeting quality,  maturity and diversification  standards  established by its Managing
General Partners,  as well as rules that apply to money market funds under the
Investment  Company Act of 1940 (the "Investment  Company Act"). The Statement
of Additional  Information contains more detailed information about the Fund's investment policies and risks.

      The Trust's investment manager, OppenheimerFunds,  Inc., (referred to in this  Prospectus  as the  Manager)  tries  to  reduce  risks  by  diversifying
investments  and  by  carefully   researching   securities   before  they  are
purchased.  The rate of the Fund's income will vary from day to day, generally
reflecting  changes  in  overall  short-term   interest  rates.  There  is  no
assurance that the Fund will achieve its investment objective.

      |X| What  Types of Money  Market  Instruments  Does the Fund  Invest In?
Money market instruments are high-quality,  short-term debt instruments.  As a matter of fundamental  policy,  the Fund may invest only in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities,  or in repurchase agreements under which such obligations are purchased.

      |_|  U.S.  Government  Securities.  The Fund can  invest  in  securities issued or guaranteed by the U.S.  Treasury or other U.S.  government  agencies or instrumentalities.  These are referred to as "U.S.  government  securities"
in this  Prospectus.  To produce  income that is not  subject to U.S.  federal income  tax  withholding  for  its  shareholders,  the  Fund  invests  in U.S.
government securities issued after July 18, 1984, in registered form.

   o  U.S.  Treasury   Obligations.   These  include  Treasury  bills  (having
      maturities  of one year or less when  issued),  Treasury  notes  (having maturities  of from one to ten years when  issued),  and Treasury  bonds
      (having  maturities  of more  than  ten  years  when  issued).  Treasury securities  are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal.  Although they are not rated by rating  organizations,  U.S. Treasury  obligations are  considered to be of the highest  credit quality with little risk of default.

   o  Obligations  of U.S.  Government  Agencies or  Instrumentalities.  These
      include debt  obligations  that have different  levels of credit support from the U.S.  government.  They can include  obligations of agencies or instrumentalities  such as  Government  National  Mortgage  Association,
      Federal Home Loan Bank, Federal Home Loan Mortgage Corporation,  Student
      Loan Marketing  Association,  for example. Some of these obligations are supported  by the full faith and credit of the U.S.  government,  others are  supported  by the  right  of the  issuer  to  borrow  from the U.S.
      Treasury  under certain  circumstances,  while others are supported only by the  credit of the  entity  that  issued  them.  Obligations  of U.S.
      government  agencies and  instrumentalities  generally  have  relatively little credit risk.

      |_| Repurchase  Agreements.  The Fund can buy U.S. government securities that are subject to repurchase agreements.  In a repurchase  transaction,  the
Fund buys a security  and  simultaneously  sells it to the vendor for delivery
at  a  future  date.   The  Fund's   repurchase   agreements   must  be  fully
collateralized by U.S. government securities.  However, if the vendor fails to pay the  resale  price on the  delivery  date,  the Fund  may  incur  costs in disposing of the collateral  and may  experience  losses if there is any delay in its  ability  to do so. As  fundamental  policies,  the Fund will not enter into repurchase transactions that:

o     cause  more  than  25% of the  Fund's  total  assets  to be  subject  to repurchase  agreements  (further limited,  as a  non-fundamental  policy effective July 31, 2002, to 20% of total assets); or

o     cause  more  than  5% of  the  Fund's  total  assets  to be  subject  to repurchase agreements having a maturity beyond seven days.

      |X|  What  Standards  Apply  to the  Fund's  Investments?  Money  market instruments  are subject to credit  risk,  the risk that the issuer  might not make timely  payments of interest on the security or repay  principal  when it is due.  The  Fund can buy only  those  money  market  instruments  that  meet standards  set by the  Investment  Company  Act for  money  market  funds  and procedures  adopted  by the  Fund's  Managing  General  Partners.  The  Fund's
Managing General Partners have adopted  procedures to evaluate  securities for the Fund's  portfolio  and the Manager  has the  responsibility  to  implement those procedures when selecting investments for the Fund.

      In  general,  those  procedures  require  that the Fund hold only  money market  instruments that are rated in one of the two highest short-term rating
categories  of  national  rating   organizations  or  unrated   securities  of
comparable  quality.  All  of  the  Fund's  investments  are  U.S.  government securities or repurchase  agreements fully  collateralized by U.S.  government securities,  which are  deemed to be  comparable  to rated  securities  in the highest rating category of ratings organizations.

      Under  the  procedures  the  Fund  can  invest  without  limit  in  U.S.
government  securities because of their limited investment risks. A security's maturity  must not  exceed  397  days.  Finally,  the  Fund  must  maintain  a dollar-weighted  average  portfolio  maturity  of not more  than 90  days,  to reduce interest rate risks.

      |X| Can the Fund's Investment  Objective and Policies Change? The Fund's
Managing  General  Partners  can  change   non-fundamental   policies  without
shareholder  approval,  although  significant  changes  will be  described  in amendments  to this  Prospectus.  Shareholders  will  receive 60 days  advance notice of any change in the 80%  requirement  described  under  "What Does The
Fund Mainly Invest In?" Fundamental  policies are those that cannot be changed without the approval of a majority of the Fund's  outstanding  voting  shares.
Some investment  restrictions that are fundamental  policies are listed in the
Statement of  Additional  Information.  The Fund's  investment  objective is a fundamental  policy.  An  investment  policy is not  fundamental  unless  this
Prospectus or the Statement of Additional Information says that it is.

Other Investment Strategies.  To seek its objective, the Fund can also use the investment  techniques  and  strategies  described  below.  The Fund might not always use all of them.  These  techniques  have risks,  although some of them are designed to help reduce overall  investment or market risks. The Statement of  Additional  Information  contains  more  information  about  some of these practices,  including  limitations  on their use that are  designed  to reduce overall risks.

      |X|  "When-Issued"  and  "Delayed-Delivery"  Transactions.  The Fund can
purchase  securities  on a  "when-issued"  basis  and  can  purchase  or  sell securities  on a  "delayed-delivery"  basis.  These terms refer to  securities that  have  been  created  and for  which a market  exists,  but which are not available  for  immediate  delivery.  The Fund  does not  intend  to make such purchases  for  speculative  purposes.  No  income  is paid  to the  Fund on a
"when-issued"  security until the Fund receives the security on the settlement of the  trade.  There  is a risk  of  loss to the  Fund  if the  value  of the security declines prior to the settlement date.

      |X|  Illiquid and  Restricted  Securities.  Investments  may be illiquid because  they do not have an active  trading  market,  making it  difficult to value them or dispose of them  promptly at an acceptable  price.  A restricted security  is one that has a  contractual  limit on resale  or which  cannot be sold publicly  until it is  registered  under  federal  securities  laws. As a fundamental  policy, the Fund will not invest more than 5% of its total assets in illiquid or restricted securities,  including repurchase agreements of more than seven days'  duration  and  securities  that are not readily  marketable.
That limit may not apply to certain  restricted  securities  that are eligible for resale to qualified  institutional  purchasers  or purchases of commercial paper  that may be sold  without  registration  under the  federal  securities laws.  The Manager  monitors  holdings of  illiquid  securities  on an ongoing basis  to  determine  whether  to  sell  any  holdings  to  maintain  adequate liquidity.  Difficulty  in selling a security may result in a loss to the Fund or additional costs.

How the Fund is Managed

The  Manager.   The  Manager,   OppenheimerFunds,   Inc.  chooses  the  Fund's
investments and handles its day-to-day  business.  The Manager carries out its duties,  subject to the policies  established by the Fund's  Managing  General
Partners,  under an investment  advisory  agreement  that states the Manager's responsibilities.  The  agreement  sets the fees the Fund pays to the  Manager and describes the expenses that the Fund is  responsible to pay to conduct its business.

      The Manager has been an  investment  advisor  since  January  1960.  The
Manager and its subsidiaries and controlled  affiliates  manage more than $150 billion in assets as of December 31, 2003,  including other Oppenheimer funds, with more than seven million shareholder  accounts.  The Manager is located at
Two World Financial Center, 225 Liberty  Street-11th Floor, New York, New York
10281-1008.

      |X| Portfolio Managers. Carol E. Wolf and Barry D. Weiss are the Fund's
portfolio managers. They are Vice Presidents of the Fund and are the persons principally responsible for the day-to-day management of the Fund's portfolio. Ms. Wolf has been a portfolio manager of the Fund since December
6, 1991 and Mr. Weiss, since April 23, 2002. Ms. Wolf is a Senior Vice
President of the Manager and Mr. Weiss is a Vice President of the Manager,
and each is an officer and portfolio manager of other Oppenheimer funds. Mr.
Weiss is a Chartered Financial Analyst.  Prior to joining the Manager as
Senior Credit Analyst in February, 2000, Mr. Weiss held the following positions: Associate Director, Fitch IBCA Inc. (April 1998 - February 2000);
and News Director, Fitch Investors Service (September 1996 - April 1998).

      |X| Advisory Fees. Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.45% of the first $500 million of average annual net assets of the Fund and 0.40% of average annual net assets over $500 million. The Fund's management fee for its fiscal year ended
December 31, 2003 was 0.45% of the Fund's average annual net assets.

A B O U T   Y O U R   A C C O U N T

How to Buy Shares

Who Can Buy  Fund  Shares?  Only  "eligible  foreign  investors"  can buy Fund shares.  An eligible  foreign  investor is an investor who is not treated as a
U.S.  citizen or  resident  or as a U.S.  corporation,  partnership,  trust or estate for U.S.  federal income tax purposes under the Internal  Revenue Code.
Eligible   foreign   purchasers   are  referred  to  as  "Investors"  in  this
Prospectus.

At What Price Are Shares Sold? Shares are sold at their offering price,  which is the net asset  value  per share  without  any sales  charge.  The net asset value per share will normally remain fixed at $1.00 per share. However,  there is no guarantee  that the Fund will maintain a stable net asset value of $1.00 per share.

      The  offering  price that  applies  to a purchase  order is based on the next  calculation  of the net asset  value per  share  that is made  after the
Fund's  Distributor,  Centennial  Asset Management  Corporation,  receives the purchase  order at its offices in  Colorado,  or after any agent  appointed by the  Distributor  receives  the  order  and  sends  it to the  Distributor  as described below.

How is the  Fund's  Net Asset  Value  Determined?  The net asset  value of the
Fund's  shares is  normally  determined  twice each day,  at 12:00 Noon and at
4:00 P.M., on each day The New York Stock  Exchange  ("the  Exchange") is open for trading  (referred to in this Prospectus as a "regular business day"). The
Exchange normally closes at 4:00 P.M.,  Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time."

      The net asset value per share is  determined  by  dividing  the value of the Fund's net assets by the number of shares  that are  outstanding.  Under a policy  adopted by the Fund's  Managing  General  Partners,  the Fund uses the amortized cost method to value its securities to determine net asset value.

      If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Managing General Partners have authorized the Manager, subject to their review, to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.

How Much Must You  Invest?  You can buy Fund  shares  with a  minimum  initial investment described below,  depending on how you buy and pay for your shares.
You can make  additional  investments  at any time with as little as $25.  The minimum  investment  requirements  do not apply to  reinvesting  distributions from  the  Fund or  other  eligible  funds  (a list  of  them  appears  in the
Statement of  Additional  Information,  or you can ask your  broker/dealer  or call the Transfer  Agent) or reinvesting  distributions  from unit  investment trusts that have made arrangements with the Distributor.

How Are Shares Purchased? Investors can buy shares in one of several ways:

o     Buying  Shares  Through  a   Broker/Dealer's   Automatic   Purchase  and
      Redemption  Program:  Investors  can buy  shares  of the Fund  through a broker/dealer  that has a sales agreement with the Fund's Distributor or
      Sub-Distributor,   OppenheimerFunds   Distributor,   Inc.,  that  allows
      shares to be purchased through the  broker/dealer's  Automatic  Purchase and Redemption  Program.  The Fund's shares are sold mainly to customers of  participating  broker/dealers  that  offer the Fund's  shares  under these special  purchase  programs.  If you  participate  in an Automatic
      Purchase and Redemption Program established by your broker/dealer,  your broker/dealer  buys  shares  of the  Fund  for  your  account  with  the broker/dealer.  Program participants should also read the description of the program provided by their broker/dealer.

o     Buying  Shares  Through  Your   Broker/Dealer:   Investors  who  do  not
      participate  in an  Automatic  Purchase and  Redemption  Program may buy
      shares of the Fund through any broker/dealer  that has a sales agreement with the Distributor or the  Sub-Distributor.  Your  broker/dealer  will place your order with the Distributor on your behalf.

o     Buying  Shares  Directly  Through the  Distributor:  Investors  can also purchase shares directly through the Fund's  Distributor.  Investors who make purchases  directly and hold shares in their own names are referred to as "Direct Investors" in this Prospectus.

      The Distributor may appoint certain  servicing agents to accept purchase
(and  redemption)  orders,  including  broker/dealers  that  have  established
Automatic  Purchase and  Redemption  Programs.  The  Distributor,  in its sole discretion, may reject any purchase order for the Fund's shares.

      |X|  All  Investors  Are  Limited  Partners  of the  Fund.  The  Fund is
organized as a limited  partnership,  and all  purchasers of the Fund's shares are required to become  limited  partners of the Fund. In order to be admitted as a limited partner,  an Investor must complete the following forms,  whether the Investor buys shares directly or through a broker/dealer:

o     a partnership  subscription  agreement in the Fund application  included with this Prospectus,

o     a special power of attorney,  in the form set forth in the  application,
      and

o     certification of their foreign status to the Fund on Form W-8BEN.

      Admission of an Investor as a limited  partner also requires the consent of the Managing General  Partners.  The Managing General Partners of the Fund,
while  recognizing  that they have the right to withhold their  consent,  have stated  that  they  intend  to give  such  consent  as a matter  of  course to eligible Investors.

Automatic  Purchase and  Redemption  Programs.  If you buy shares through your broker/dealer's  Automatic Purchase and Redemption Program, your broker/dealer will buy your shares of the Fund for your  Program  Account and will hold your shares in your  broker/dealer's  name.  These purchases will be made under the procedures  described in "Guaranteed  Payment" below. Your Automatic  Purchase and  Redemption  Program  Account  may have  minimum  investment  requirements established by your broker/dealer.  You should direct all questions about your
Automatic Purchase and Redemption Program to your  broker/dealer,  because the
Fund's  transfer agent does not have access to information  about your account under that Program.

      |X|  Guaranteed  Payment   Procedures.   Some  broker/dealers  may  have
arrangements  with the Distributor to enable them to place purchase orders for
Fund  shares and to  guarantee  that the Fund's  custodian  bank will  receive
Federal Funds to pay for the shares prior to specified  times.  Broker/dealers whose clients  participate in Automatic  Purchase and Redemption  Programs may
use these guaranteed payment procedures to pay for purchases of Fund shares.

o     If the  Distributor  receives a purchase  order  before  12:00 Noon on a regular business day with the broker/dealer's  guarantee that the Fund's custodian  bank will receive  payment for those shares in Federal  Funds by 2:00 P.M.  on that same day,  the order will be  effected  at the net asset  value  determined  at 12:00  Noon  that day.  Distributions  will begin to  accrue  on the  shares  on that day if the  Federal  Funds are received by the required time.

o     If the  Distributor  receives a  purchase  order  after  12:00 Noon on a regular business day with the broker/dealer's  guarantee that the Fund's custodian  bank will receive  payment for those shares in Federal  Funds by 2:00 P.M.  on that same day,  the order will be  effected  at the net asset value determined at 4:00 P.M. that day.  Distributions  will begin to accrue on the shares on that day if the  Federal  Funds are  received by the required time.

o     If the  Distributor  receives a purchase  order  between  12:00 Noon and
      4:00 P.M. on a regular business day with the  broker/dealer's  guarantee that the Fund's  custodian bank will receive payment for those shares in
      Federal  Funds by 4:00 P.M.  the next  regular  business  day, the order will be effected at the net asset value  determined  at 4:00 P.M. on the day the order is received and distributions  will begin to accrue on the shares  purchased on the next regular  business day if the Federal Funds are received by the required time.

How Can Direct Investors Buy Shares Through the Distributor?  Direct Investors
may buy  shares of the Fund by  completing  a  Centennial  Funds  new  account application  (enclosed  with this  Prospectus),  along  with the  three  other documents  listed  under "All  Investors  are  Limited  Partners of the Fund,"
above, and sending them to Centennial Asset Management  Corporation,  P.O. Box
5143,  Denver,  Colorado  80217.  Payment  must be made by check or by Federal
Funds  wire as  described  below.  If you don't  list a  broker/dealer  on the application,  OppenheimerFunds  Distributor,  Inc., the Sub-Distributor,  will act as your  agent in  buying  the  shares.  However,  we  recommend  that you discuss your  investment  with a financial  advisor before you make a purchase to be sure that the Fund is appropriate for you.

      The Fund  intends to be as fully  invested as  possible to maximize  its yield.  Therefore,  newly-purchased  shares  normally  will  begin  to  accrue distributions  after the Distributor or its agent accepts your purchase order, starting on the business day after the Fund  receives  Federal  Funds from the purchase payment.

      |X| Payment by Check.  Direct Investors may pay for Fund share purchases
by  check.   Send  your  check,   payable  to  "Centennial   Asset  Management
Corporation,"  along with your  application and other documents to the address listed  above.  For initial  purchases,  your check  should be payable in U.S.
dollars and drawn on a U.S.  bank so that  distributions  will begin to accrue on the next regular  business day after the Distributor  accepts your purchase order.  If your check is not drawn on a U.S.  bank and is not  payable in U.S.
dollars,  the shares will not be purchased  until the  Distributor  is able to convert the  purchase  payment to Federal  Funds.  In that case  distributions will begin to accrue on the purchased  shares on the next regular business day after  the  purchase  is made.  The  minimum  initial  investment  for  Direct
Investors by check is $500.

      |X| Payment by Federal  Funds Wire.  Direct  Investors  may pay for Fund
share purchases by Federal Funds wire. You must also forward your  application and other  documents to the address listed above.  Before sending a wire, call the  Distributor's  Wire Department at  1.800.525.9310  (toll-free from within the U.S.) or  303.768.3200  (from outside the U.S.) to notify the  Distributor of the wire, and to receive further instructions.

      Distributions  will  begin to  accrue  on the  purchased  shares  on the purchase  date that is a regular  business day if the Federal  Funds from your wire and the  application  are  received by the  Distributor  and  accepted by
12:00 Noon. If the  Distributor  receives the Federal Funds from your wire and accepts the purchase  order  between  12:00 Noon and 4:00 P.M. on the purchase date,  distributions  will begin to accrue on the  shares on the next  regular business day. The minimum investment by Federal Funds Wire is $2,500.

      |X| Buying Shares Through Automatic  Investment Plans.  Direct Investors
can purchase  shares of the Fund  automatically  each month by authorizing the
Fund's  Transfer Agent to debit your account at a U.S.  domestic bank or other
financial   institution.   Details  are  in  the  Automatic   Investment  Plan
application and the Statement of Additional  Information.  The minimum monthly purchase is $25.

What  Shares  Does the Fund  Offer?  The Fund  offers  Investors  one class of shares.  Those shares are  considered to be Class A shares for the purposes of exchanging them or reinvesting  distributions  among other  Oppenheimer  funds that offer more than one class of shares.

      |X|  Service  (12b-1)  Plan.  The Fund has  adopted a service  plan.  It reimburses  the  Distributor  for a portion of its costs incurred for services provided  to  accounts  that hold  shares of the Fund.  Reimbursement  is made quarterly  at an annual rate of up to 0.20% of the  average  annual net assets of the Fund. The  Distributor  currently uses all of those fees (together with significant  amounts from the Manager's own resources) to pay  broker/dealers, banks  and other  financial  institutions  quarterly  for  providing  personal services and  maintenance  of accounts of their  customers that hold shares of the Fund.

How to Sell Shares

Shares can be sold (redeemed) on any regular business day. Orders to sell shares will receive the next net asset value per share calculated after the order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Fund's Transfer Agent.

How Can Program  Participants  Sell Shares? If you participate in an Automatic
Purchase and  Redemption  Program  sponsored by your  broker/dealer,  you must redeem shares held in your Program  Account by contacting  your  broker/dealer firm,  or you can redeem  shares by writing  checks as  described  below.  You should not contact the Fund or its Transfer  Agent  directly to redeem  shares held in your  Program  Account.  You may also  arrange  (but only through your broker/dealer)  to have the  proceeds of redeemed  Fund shares sent by Federal
Funds wire, as described below in "Sending Redemption Proceeds by Wire."

How Can Direct  Investors  Redeem  Shares?  Direct  Investors can redeem their shares  by  writing  a letter  to the  Transfer  Agent,  by using  the  Fund's checkwriting  privilege,  or by  telephone.  You  can  also  set up  Automatic
Withdrawal  Plans to redeem shares on a regular  basis.  If you have questions about any of these  procedures,  and especially if you are redeeming shares in a  special  situation,  such  as due to the  death  of  the  owner  or  from a retirement plan account,  please call the Transfer Agent for assistance first, at  1.800.525.9310  (from within the U.S.) or  303.768.3200  (from outside the
U.S.).

      |X|  Certain  Requests  Require  a  Signature   Guarantee.   To  protect
Investors  and the Fund from fraud,  the  following  redemption  requests  for accounts of Direct  Investors  must be in writing and must include a signature guarantee  (although  there  may be  other  situations  that  also  require  a signature guarantee):

o     You wish to redeem more than $100,000 and receive a check
o     The  redemption  check is not  payable  to all  Investors  listed on the account statement
o     The  redemption  check  is not sent to the  address  of  record  on your account statement
o     Shares are being  transferred  to a Fund account with a different  owner or name
o     Shares are being  redeemed by someone  (such as an Executor)  other than the owners

      |X| Where Can Direct  Investors Have Their  Signatures  Guaranteed?  The
Transfer  Agent  will  accept a  guarantee  of your  signature  by a number of financial institutions, including:

   o  a U.S. bank, trust company, credit union or savings association,
   o  a foreign bank that has a U.S. correspondent bank,
   o  a U.S. registered dealer or broker in securities,  municipal  securities or government securities, or
   o  a  U.S.   national   securities   exchange,   a  registered   securities
      association or a clearing agency.

      If you are  signing  on behalf of a  corporation,  partnership  or other business or as a fiduciary, you must also include your title in the signature.

      |X| How Can  Direct  Investors  Sell  Shares by Mail?  Write a letter of instruction that includes:
o     Your name
o     The Fund's name
o     Your Fund account number (from your account statement)
o     The dollar amount or number of shares to be redeemed
o     Any special payment instructions
o     Any share certificates for the shares you are selling
o     The  signatures  of all  registered  owners  exactly  as the  account is registered, and
o     Any special  documents  requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

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Use the following address for requests by mail:
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Shareholder Services, Inc.
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P.O. Box 5143
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Denver, Colorado 80217-5143
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Send courier or express mail requests to:
Shareholder Services, Inc.
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10200 E. Girard Avenue, Building D
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Denver, Colorado 80231
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      |X| How Can Direct Investors Sell Shares by Telephone?  Direct Investors
and  their  broker/dealer  representative  of record  may also sell  shares by telephone.  To receive the redemption price calculated on a particular regular business  day,  the  Transfer  Agent must  receive the request by 4:00 P.M. on that  day.  You may not  redeem  shares  held  under  a share  certificate  by
telephone.   To  redeem  shares   through  a  service   representative,   call
1.800.525.9310  (from  within  the U.S.) or  303.768.3200  (from  outside  the
U.S.).  Proceeds of telephone redemptions will be paid by check payable to the shareholder(s)  of record  and will be sent to the  address  of record for the account.  Up to $100,000 may be redeemed by telephone in any seven day period.
The check  must be  payable  to all owners of record of the shares and must be sent to the address on the account  statement.  This service is not  available within 30 days of changing the address on an account.

|X|   Sending  Redemption  Proceeds  by Wire.  While the Fund  normally  sends
Direct  Investors  their money by check,  you can arrange to have the proceeds of the  shares  you sell sent by  Federal  Funds  wire to a bank  account  you designate.  It must be a  commercial  bank  that is a  member  of the  Federal
Reserve  wire  system.  The  minimum  redemption  you can have sent by wire is
$2,500.  There  is a $10 fee for  each  wire.  To find  out how to set up this feature on an account or to arrange a wire,  Direct  Investors should call the
Transfer Agent at 1.800.525.9310  (from within the U.S.) or 303.768.3200 (from outside  the  U.S.).  If you hold your  shares  through  your  broker/dealer's
Automatic   Purchase   and   Redemption   Program,   you  must   contact  your
broker/dealer to arrange a Federal Funds wire.

How Do I Write  Checks  Against My  Account?  Program  participants  may write checks  against the Fund  account held under their  Program,  but must arrange for checkwriting  privileges  through their  broker/dealers.  Direct Investors may write checks  against their Fund account by requesting  that  privilege on the account  application  or by  contacting  the Transfer  Agent for signature cards.  They must be signed (with a signature  guarantee) by all owners of the account and returned to the  Transfer  Agent so that checks can be sent to you to use. If  checkwriting  is  established  after  November  1, 2000,  only one signature is required for shareholders  with joint accounts,  unless you elect otherwise.

o     Checks can be written to the order of whomever you wish,  but may not be cashed  at the  bank the  checks  are  payable  through  or the  Fund's custodian bank.

o     Checkwriting  privileges  are not available for accounts  holding shares that are subject to a contingent deferred sales charge.

o     Checks must be written for at least $250.

o     Checks  cannot be paid if they are  written  for more than your  account value.

o     You may not write a check that would  require the Fund to redeem  shares that were  purchased by check or  Automatic  Investment  Plan  payments within the prior 10 days.

o     Don't use your checks if you changed  your Fund  account  number,  until you receive new checks.

Will I Pay a Sales  Charge  When I Sell My Shares?  The Fund does not charge a fee to redeem shares of the Fund that were bought  directly or by  reinvesting
distributions   from  this  Fund  or  another  Centennial  or  eligible  fund.
Generally,  there is no fee to redeem  shares of this Fund  bought by exchange of shares of another Centennial Trust or eligible fund. However,

o     if you  acquired  shares  of this Fund by  exchanging  Class A shares of another  eligible fund that you bought subject to the Class A contingent deferred sales charge, and

o     those shares are still subject to the Class A contingent  deferred sales charge when you exchange them into this Fund, then

o     you will pay the  contingent  deferred  sales charge if you redeem those shares  from this Fund  within  18  months of the  purchase  date of the shares of the fund you exchanged.

Assigning or  Transferring  Shares is Prohibited.  As limited  partners of the
Fund,  Investors do not have the right to voluntarily transfer or assign their shares to any other  person  other  than to secure a loan.  If a person who is holding Fund shares as collateral  forecloses on that collateral,  that person shall not have the right to be substituted as a limited partner.  However,  if that person presents  satisfactory  evidence to the Managing  General Partners of his or her right to succeed to the interests of the limited  partner,  that person can: (1) redeem the shares and (2) receive  distributions  with respect to the  shares.  Under  limited  circumstances  described  in the  Partnership
Agreement,  a successor in interest of a limited  partner shall have the right to be substituted as a limited partner.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain other  Centennial or eligible  funds,  depending  on  whether  you own  your  shares  through  your broker/dealer's  Automatic  Purchase  and  Redemption  Program  or as a Direct
Investor.  The other Centennial and eligible funds are not designed solely for foreign  investors and are not subject to the same tax  considerations  as the
Fund.  As a result,  their  distributions  paid to  foreign  investors  may be subject to  withholding of U.S.  federal  income tax. For U.S.  federal income tax purposes, an exchange is treated as a redemption and purchase of shares.

How  Can  Program  Participants  Exchange  Shares?  If you  participate  in an
Automatic  Purchase and Redemption  Program  sponsored by your  broker/dealer, you may exchange  shares held in your Program Account for shares of Centennial
Money Market Trust,  Centennial  Government  Trust and  Centennial  Tax Exempt
Trust  (referred  to  in  this  Prospectus  as  the  "Centennial  Trusts")  by contacting  your  broker/dealer  and obtaining a Prospectus of the  Centennial
Trusts.

How Can Direct  Investors  Exchange  Shares?  Direct  Investors  can  exchange shares of the Fund for Class A shares of certain  eligible  funds. To exchange shares, you must meet several conditions:

o     Shares of the fund  selected for exchange  must be available for sale in your place of residence.

o     The prospectuses of both funds must offer the exchange privilege.

o     You must hold the shares you buy when you establish  your account for at least seven days  before you can  exchange  them.  After the account is open seven days, you can exchange shares on any business day.

o     You must  meet the  minimum  purchase  requirements  for the fund  whose shares you purchase by exchange.

o     Before exchanging into a fund, you must obtain and read its prospectus.

      Shares of a particular  class of an eligible fund may be exchanged  only for shares of the same class in other  eligible  funds.  For example,  you can exchange  shares of this Fund only for Class A shares of another fund, and you can exchange  only Class A shares of another  eligible fund for shares of this
Fund.

      You may pay a sales  charge  when  you  exchange  shares  of this  Fund.
Because  shares of this Fund are sold without sales charge,  in some cases you may pay a sales  charge  when you  exchange  shares of this Fund for shares of other  eligible  funds that are sold subject to a sales  charge.  You will not pay a sales  charge  when  you  exchange  shares  of this  Fund  purchased  by reinvesting  distributions  from this  Fund or other  eligible  funds  (except
Oppenheimer  Cash  Reserves),  or shares of this Fund purchased by exchange of shares on which you paid a sales charge.

      For tax  purposes,  exchanges of shares  involve a sale of the shares of the fund you own and a  purchase  of the shares of the other  fund,  which may result in a capital gain or loss. Since shares of this Fund normally  maintain a $1.00 net asset  value,  in most cases you should not realize a capital gain or loss  when  you  sell or  exchange  your  shares.  Please  refer to "How to
Exchange Shares" in the Statement of Additional Information for more details.

      Direct  Investors can find a list of eligible funds currently  available for  exchanges in the Statement of  Additional  Information  or you can obtain one by calling a service  representative  at  1.800.525.9310  (from within the
U.S.) or  1.303.768.3200  (from outside the U.S.).  The list of eligible funds can change from time to time.

      |X| How Do Direct Investors Submit Exchange  Requests?  Direct investors may request exchanges in writing or by telephone:

o     Written  Exchange  Requests.  Submit  an  Exchange  Authorization  Form,
       signed by all owners of the account.  Send it to the Transfer  Agent at the  address  on  the  back  cover.  Exchanges  of  shares  held  under certificates  cannot be processed  unless the Transfer  Agent  receives the certificates with the request.

o     Telephone Exchange Requests.  Telephone exchange requests may be made by calling a service  representative  at  1.800.525.9310  (from within the
       U.S.) or 1.303.768.3200  (from outside the U.S.).  Telephone  exchanges may be made only between  accounts  that are  registered  with the same name(s)  and  address.  Shares  held  under  certificates  may  not  be exchanged by telephone.

Are There  Limitations on Exchanges?  There are certain exchange  policies you should be aware of:

o     Shares are redeemed from one fund and  purchased  from the other fund in the exchange  transaction on the same regular business day on which the
       Transfer  Agent  receives  an  exchange  request  that  conforms to the policies  described  above.  Requests  for  exchanges  to  any  of  the
       Centennial  Trusts must be received by the Transfer  Agent by 4:00 P.M.
       on a regular  business day to be effected that day. The Transfer  Agent must receive  requests to exchange  Fund shares to funds other than the
       Centennial  Trusts  on a  regular  business  day  by the  close  of the
       Exchange  that day which is  normally  4:00 P.M.  but may be earlier on some days.

o     The interests of the Fund's  shareholders  and its ability to manage its investments  may be adversely  affected when its shares are  repeatedly bought and sold in response  to  short-term  market  fluctuations--also known as "market  timing." When large dollar amounts are involved,  the
       Fund may have difficulty  implementing long-term investment strategies, because it cannot predict how much cash it will have to invest.  Market timing  also  may  force  the  Fund to  sell  portfolio  securities  at disadvantageous  times to raise the cash needed to buy a market timer's
       Fund  shares.  These  factors may hurt the Fund's  performance  and its shareholders.  When the Manager believes  frequent trading would have a disruptive effect on the Fund's ability to manage its investments,  the
       Manager and the Fund may reject  purchase orders and exchanges into the
       Fund by any person,  group or account that the Manager believes to be a market timer.  All accounts  under common  ownership or control  within the Oppenheimer  funds complex may be counted  together for purposes of determining  market timing with respect to any exchange  involving this
       Fund.

   o  The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund may refuse any exchange order and is currently not obligated to provide notice before rejecting an exchange order.

o     If the  Transfer  Agent  cannot  exchange  all the  shares  you  request because of a  restriction  cited  above,  only the shares  eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying,  selling and exchanging shares is contained in the Statement of Additional Information.

      |X| The offering of shares may be  suspended  during any period in which the Fund's  determination  of net asset value is  suspended,  and the offering may be suspended by the Managing  General Partners at any time they believe it is in the Fund's best interest to do so.

      |X| Telephone  transaction  privileges  for  purchases,  redemptions  or exchanges  may be modified,  suspended or  terminated by the Fund at any time.
The  Fund  will  provide  you  notice  whenever  it  is  required  to do so by applicable  law.  If an  account  has more  than one  owner,  the Fund and the
Transfer  Agent  may  rely on the  instructions  of any one  owner.  Telephone
privileges  apply  to  each  owner  of  the  account  and  the   broker/dealer
representative  of record for the account  unless the Transfer  Agent receives cancellation instructions from an owner of the account.

      |X| The Transfer  Agent will record any  telephone  calls to verify data concerning  transactions  and has adopted  other  procedures  to confirm  that telephone  instructions  are  genuine,  by  requiring  callers to provide  tax
identification   numbers  and  other  account  data  and  by  confirming  such transactions  in writing.  The Transfer  Agent and the Fund will not be liable for  losses or  expenses  arising  out of  telephone  instructions  reasonably believed to be genuine.

      |X|  Redemption  or  transfer  requests  will not be  honored  until the
Transfer  Agent receives all required  documents in proper form.  From time to time,  the  Transfer  Agent  in  its  discretion  may  waive  certain  of  the requirements for redemptions stated in this Prospectus.

      |X|  Payment  for  redeemed  shares  ordinarily  is made in cash.  It is forwarded  by check or by Federal  Funds wire (as elected by the  shareholder)
within seven days after the Transfer  Agent receives  redemption  instructions in  proper  form.  However,  under  unusual  circumstances  determined  by the
Securities and Exchange Commission,  payment may be delayed or suspended.  For accounts  registered in the name of a broker/dealer,  payment will normally be forwarded within three business days after redemption.

      |X| The  Transfer  Agent may  delay  processing  any type of  redemption payment  as  described  under  "How to Sell  Shares"  for  recently  purchased shares, but only until the purchase payment has cleared.  That delay may be as much as 10 days from the date the  shares  were  purchased.  That delay may be avoided if you purchase  shares by Federal Funds wire or certified  check,  or arrange  with your bank to  provide  telephone  or  written  assurance  to the
Transfer Agent that your purchase payment has cleared.

      Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification
Number or other government issued identification when you open an account.
Additional information may be required in certain circumstances or to open corporate accounts.  The Fund or the Transfer Agent may use this information to attempt to verify your identity.  The Fund may not be able to establish an account if the necessary information is not received.  The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity.  Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

      |X| To avoid  sending  duplicate  copies of materials to  households,
the  Fund  will  mail  only  one  copy  of  each  prospectus,   annual  and
semi-annual  report  and  annual  notice of the  Fund's  privacy  policy to shareholders  having the same last name and address on the Fund's  records.
The  consolidation  of these mailings,  called  householding,  benefits the
Fund through reduced mailing expense.

      If you want to receive  multiple copies of these  materials,  you may call the  Transfer  Agent  at  1.800.525.9310  (from  within  the  U.S.) or
1.303.768.3200  (from  outside the U.S.).  You may also notify the Transfer
Agent in writing.  Individual  copies of prospectuses,  reports and privacy notices  will be sent to you  commencing  within 30 days after the Transfer
Agent receives your request to stop householding.

Distributions and Tax Information

Distributions.  The Fund intends to declare daily distributions of all its net investment income each regular business day and to pay those  distributions to shareholders  monthly on a date selected by the Managing General Partners.  To maintain a net asset value of $1.00 per share,  the Fund might withhold income distributions  or make  distributions  from  capital or capital  gains.  Daily distributions  will not be declared or paid on newly  purchased  shares  until
Federal  Funds are  available to the Fund from the purchase  payment for those shares.

      The Fund normally  holds its  securities to maturity and therefore  does not  expect to pay  capital  gains.  Although  the Fund does not seek  capital gains, it could realize capital gains on the sale of portfolio securities.  If it does,  it may make  distributions  out of any net  short-term  or long-term capital  gains in  December  of each  year.  The  Fund  may make  supplemental distributions  of income and  capital  gains  following  the end of its fiscal year.  The Fund has no fixed  distribution  rate and cannot  guarantee that it will pay any distributions.

What  Choices  are  there  for  Receiving  Distributions?   Your  choices  for
receiving  distributions  depend on whether  you own your  shares  directly or through an Automatic Purchase and Redemption Program.

      |X|  Program  Participants.  If  you  participate  in a  broker/dealer's
Automatic  Purchase and Redemption  Program,  all Fund  distributions  will be automatically  reinvested in additional shares of the Fund. Under the terms of
your   broker/dealer's   Automatic  Purchase  and  Redemption  Program,   your
broker/dealer  may be able to redeem shares to satisfy debit balances  arising
in  your  Program   Account.   If  that  occurs,   you  will  be  entitled  to
distributions  on those  redeemed  shares only to the date  specified  in your
Program's terms and conditions.

      |X|  Direct  Investors.  All  distributions  on  shares  owned by Direct
Investors will be  automatically  reinvested in additional  shares of the Fund unless you ask the Transfer Agent in writing to pay  distributions  in cash or to reinvest them in another Centennial Trust or eligible fund.

Taxes.  The Fund is designed  exclusively for eligible  foreign  investors who are not  treated  as  U.S.  citizens  or  residents  or as U.S.  corporations, partnerships,  trusts or  estates  under the  Internal  Revenue  Code for U.S.
federal income tax purposes.  An Investor's tax  consequences  of investing in the Fund will depend upon the  jurisdiction  in which the  Investor is subject to tax.  The  discussion  of tax matters in this  Prospectus  assumes  that an
Investor  is not  subject  to U.S.  tax or  withholding  with  respect  to the
Investor's  other income or activities  that are unrelated to an investment in the Fund.

      The Fund is a limited  partnership  and has made an  election  under the
Internal  Revenue Code to pay federal  income taxes (at a special rate) on its
income  to  allow  it  to   maintain   its  status  as  a   partnership.   The
characterization  under the Internal  Revenue  Code of any income  realized by the Fund after payment of that tax flows through to its limited partners.

      Investors  in the Fund are  generally  liable  for  payment  of taxes on their  allocated  share of net investment  income and realized  capital gains.
However, if that income is "portfolio interest" income,  Investors who are not subject to  payment or  withholding  of U.S.  tax on that type of income  will generally not be subject to U.S.  federal  income tax or  withholding on their allocated share of income  realized by the Fund if certain  conditions are met on a  continuing  basis.  The Fund  intends to comply  with those  conditions,
which  are   described  in  more  detail  in  the   Statement  of   Additional
Information.

      After each calendar  year, the Fund is required to send Investors a Form
1065, Schedule K-1,  regardless of whether they are U.S.  taxpayers.  The Fund must also  file the Form  with the IRS.  The Form  identifies  the  Investor's share of the Fund's net income, gains and losses for the taxable year.

      The Fund will also file an annual  information  return with the IRS with respect to each  Investor.  The return will indicate,  if applicable,  that no amount was  withheld  with respect to income  allocated  to the Investor  that qualified  for the  "portfolio  interest"  exemption  or any other  applicable exemption  under the Internal  Revenue Code.  The Fund may be required to send shareholders additional forms under certain circumstances.

      This  information is only a summary of certain  federal tax  information about an investment in the Fund. More detailed  information  about tax matters and the  partnership  agreement  can be found in the  Statement of  Additional
Information.  Also,  Investors should consult their tax advisors regarding any tax forms received from the Fund and other tax  considerations  that may apply to your particular situation.

Financial Highlights

The Financial  Highlights Table is presented to help you understand the Fund's financial  performance  for the past five fiscal  years.  Certain  information reflects  financial  results for a single Fund share. The total returns in the table  represent  the rate that an Investor  would have earned (or lost) on an investment in the Fund  (assuming  reinvestment  of all  distributions).  This information has been audited by Deloitte & Touche LLP, the Fund's  independent auditors,  whose  report,  along  with the  Fund's  financial  statements,  is included in the  Statement of  Additional  Information,  which is available on request.

FINANCIAL HIGHLIGHTS
YEAR ENDED DECEMBER 31,                           2003          2002          2001          2000          1999
---------------------------------------------------------------------------------------------------------------

 PER SHARE OPERATING DATA

 Net asset value, beginning of period          $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
---------------------------------------------------------------------------------------------------------------
 Income from investment operations--
 net investment income and net realized gain        -- 1         .01           .03           .05           .04
 Dividends and/or distributions to shareholders     -- 1        (.01)         (.03)         (.05)         (.04)
---------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                $  1.00       $  1.00       $  1.00        $ 1.00        $ 1.00
                                               ================================================================

---------------------------------------------------------------------------------------------------------------
 TOTAL RETURN 2                                   0.26%         0.97%         3.27%         5.52%         3.82%

---------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)      $22,800       $33,959       $49,624       $43,005       $27,503
---------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)             $39,838       $40,218       $49,690       $35,333       $24,285
---------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                            0.26%         0.97%         3.27%         5.35%         3.82%
 Total expenses                                   0.91% 4       0.87% 4       0.87% 4       1.00% 4       1.32%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

For More Information on Centennial America Fund, L.P.

The  following  additional  information  about the Fund is  available  without charge upon request:

Statement of Additional Information

This document  includes  additional  information  about the Fund's  investment policies,  risks,  and  operations.  It is incorporated by reference into this
Prospectus (which means it is legally part of this Prospectus).

Annual and Semi-Annual Reports

Additional  information  about  the  Fund's  investments  and  performance  is available in the Fund's Annual and Semi-Annual  Reports to  shareholders.  The
Annual  Report  includes a  discussion  of market  conditions  and  investment strategies that significantly  affected the Fund's performance during its last fiscal year.

How to Get More Information

You can request the Statement of Additional  Information  (which  includes the
Agreement of Limited  Partnership),  the Annual and Semi-Annual  Reports,  the
notice  explaining the Fund's privacy policy and other  information  about the
Fund or your account:

By Telephone

Call Shareholder Services, Inc. toll-free:
1.800.525.9310 (from inside the U.S.)
1.303.768.3200 (from outside the U.S.)

By Mail

Write to:
Shareholder Services, Inc.
P.O. Box 5143
Denver, Colorado 80217-5143

Information  about the Fund including the Statement of Additional  Information can be reviewed and copied at the SEC's Public  Reference  Room in Washington,
D.C.  Information  on  the  operation  of the  Public  Reference  Room  may be obtained by calling the SEC at  1.202.942.8090.  Reports and other information about the Fund are  available  on the  EDGAR  database  on the SEC's  Internet website at www.sec.gov.  Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address:  publicinfo@sec.gov  or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been  authorized  to provide any  information  about the Fund or to make any  representations  about the Fund other than what is contained in this
Prospectus.  This Prospectus is not an offer to sell shares of the Fund, nor a solicitation  of an offer to buy  shares  of the  Fund,  to any  person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No.: 811-5051               The   Fund's   shares   are
distributed by:

PR0870.001.0204                                 Centennial   Asset  Management
Corporation
Printed on recycled paper

APPENDIX TO PROSPECTUS OF
CENTENNIAL AMERICA FUND, L.P.

      Graphic  material  included in Prospectus  of  Centennial  America Fund,
L.P. (the "Fund")  under the heading:  "Annual Total Returns (as of 12/31 each year)."

      A bar chart will be included  in the  Prospectus  of the Fund  depicting the annual total  returns of a  hypothetical  investment in shares of the Fund for each of the full  calendar  years  since the Fund's  inception  as a money market fund.  Set forth below are the relevant data points that will appear on the bar chart.

--------------------------------------------------------------------
Calendar Year Ended:             Annual Total Returns
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/94                         2.91%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/95                         4.56%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/96                         4.69%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/97                         4.63%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/98                         4.40%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/99                         3.82%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/00                         5.52%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/01                         3.27%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/02                         0.97%
--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/03                         0.26%

--------------------------------------------------------------------

--------
1. If your shares are purchased under a special investment program through a broker/dealer, you may pay program fees to your broker/dealer. Those fees are disclosed in the information about the program that your broker/dealer supplies to you directly. While the Fund charges no redemption fees, a contingent deferred sales charge might apply to redemptions of certain shares purchased by exchanging Class A shares of other Oppenheimer funds that were purchased subject to a contingent deferred sales charge.

Centennial America Fund, L.P.

6803 South Tucson Way, Centennial, Colorado 80112
1.800.525.9310 (from within the U.S.)
303.768.3200 (from outside the U.S.)

Statement of Additional Information dated February 24, 2004

      This Statement of Additional Information is not a Prospectus. This
document contains additional information about the Fund and supplements information in the Prospectus dated February 24, 2004. It should be read together with the Prospectus, which may be obtained by writing to the Fund's
Transfer Agent, Shareholder Services, Inc., at P.O. Box 5143, Denver,
Colorado 80217, or by calling the Transfer Agent at the phone numbers shown above.

Contents
                                                                          Page
About the Fund

About Your Account

Financial Information About the Fund

ABOUT The FUnd

Additional Information About the Fund's Investment Policies and Risks

The investment objective and the principal investment policies of the Fund are described in the Prospectus. This Statement of Additional Information
contains supplemental information about those policies and the types of securities that the Fund's investment advisor, OppenheimerFunds, Inc. (the
"Manager") will select for the Fund. Additional explanations are also provided about the strategies the Fund can use to try to achieve its objective.

The Fund's Investment Policies. The Fund's objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. Because it seeks to maintain a stable $1.00 per share price, the Fund does not make investments with the objective of seeking capital growth.

      |X| Interest Rate Risks. The value of the investments held by the Fund could be affected by changes in general interest rates. Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security would normally decline in value. Conversely, if interest rates decrease after a security is purchased, its value would rise. Those fluctuations in value normally will not generally result in realized gains or losses to the Fund since the Fund uses the amortized cost method of valuing its shares, and does not usually intend to dispose of securities prior to their maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest. Short-term debt securities and money market instruments normally do not fluctuate in price as much when interest rates change compared to longer-term securities. However, a sharp, sudden rise in interest rates could affect the values of money market investments the Fund holds, which could cause the Fund's share price to fall below $1.00 per share.

      The Fund can sell securities prior to their maturity for a number of reasons, for example because of a revised credit evaluation of an issuer of an instrument the Fund holds, or to raise cash to meet redemptions of Fund shares, or to take advantage of short-term market variations, or to correct a deviation between the amortized cost value of its investments and their market value. In these cases, the Fund could realize a capital gain or loss on the security.

      |X| Ratings of Securities -- Portfolio Quality, Maturity and
Diversification. Under Rule 2a-7 of the Investment Company Act of 1940 (the
"Investment Company Act"), the Fund uses the amortized cost method to value its portfolio securities to determine the Fund's net asset value per share.
That method is described below in the section entitled "How to Buy Shares -
Determination of Net Asset Value."  Rule 2a-7 places restrictions on a money market fund's investments. Under that Rule, the Fund may purchase only those securities that the Manager, under Managing General Partner-approved procedures, has determined have minimal credit risks and are "Eligible
Securities." The rating restrictions described in the Prospectus and this
Statement of Additional Information do not apply to banks in which the Fund's cash is kept.

      An "Eligible Security" is one that has been rated in one of the two highest short-term rating categories by any two "nationally-recognized statistical rating organizations." That term is defined in Rule 2a-7 and they are referred to as "Rating Organizations" in this Statement of Additional
Information. If only one Rating Organization has rated that security, it must have been rated in one of the two highest rating categories by that Rating
Organization. An unrated security that is judged by the Manager to be of comparable quality to Eligible Securities rated by Rating Organizations may also be an Eligible Security.

      Rule 2a-7 permits the Fund to purchase any number of "First Tier
Securities."  These are Eligible Securities that have been rated in the highest rating category for short-term debt obligations by at least two
Rating Organizations. If only one Rating Organization has rated a particular security, it must have been rated in the highest rating category by that
Rating Organization. Comparable unrated securities may also be First Tier
Securities.

      Under Rule 2a-7, the Fund may invest only up to 5% of its total assets in "Second Tier Securities." Those are Eligible Securities that are not
"First Tier Securities."  In addition, the Fund may not invest more than:
o     5% of its total assets in the securities of any one issuer (other than the U.S. government, its agencies or instrumentalities) or
o     1% of its total assets or $1 million (whichever is greater) in Second
         Tier Securities of any one issuer.

      Under Rule 2a-7, the Fund must maintain a dollar-weighted average portfolio maturity of not more than 90 days, and the maturity of any single portfolio investment may not exceed 397 days. The Managing General Partners regularly review reports from the Manager to show the Manager's compliance with the Fund's procedures and with the Rule.

      If a security's rating is downgraded, the Manager or the Managing
General Partners may have to reassess the security's credit risk. If a security has ceased to be a First Tier Security, the Manager will promptly reassess whether the security continues to present minimal credit risk. If the Manager becomes aware that any Rating Organization has downgraded its rating of a Second Tier Security or rated an unrated security below its second highest rating category, the Manager or the Managing General Partners shall promptly reassess whether the security presents minimal credit risk and whether it is in the best interests of the Fund to retain it. If the Fund disposes of the security within five days of the Manager learning of the downgrade, the reassessment is not required and the Manager will provide the
Managing General Partners with subsequent notice of such downgrade. If a security is in default, or ceases to be an Eligible Security, or is determined no longer to present minimal credit risks, the Fund must dispose of the security as soon as is practicable unless the Managing General
Partners determine it would be in the best interests of the Fund to retain the security.

      The Rating Organizations currently designated as nationally-recognized statistical rating organizations by the Securities and Exchange Commission are Standard & Poor's (a division of the McGraw-Hill Companies), Moody's
Investors Service, Inc., Fitch, Inc. and Dominion Bond Rating Service
Limited. Appendix A to this Statement of Additional Information contains descriptions of the rating definitions of those Rating Organizations. Ratings at the time of purchase will determine whether the Fund can acquire securities under the restrictions described above.

      |X| U.S. Government Securities. U.S. government securities are
obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. They include Treasury Bills (which mature within one year of the date they are issued) and Treasury Notes and Bonds (which are issued with longer maturities). All Treasury securities are backed by the full faith and credit of the United States as to payment of interest and repayment of principal in a timely manner. Although they are generally unrated, they are considered to be of the highest credit quality and to present little risk of default. "Full faith and credit" means generally that the taxing power of the
U.S. government is pledged to the payment of interest and repayment of principal on a security.

      The Fund can buy securities of various U.S. government agencies and instrumentalities that issue or guarantee securities. These include, among others, the Federal Housing Administration, Farmers Home Administration,
Export-Import Bank of the United States, Small Business Administration,
Government National Mortgage Association, General Services Administration,
Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage
Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime
Administration, the Tennessee Valley Authority and the District of Columbia
Armory Board.

      If a security is not backed by the full faith and credit of the U.S.
government, the purchaser of the security must look to the agency or instrumentality issuing the obligation for repayment. The owner might not be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its obligation. Securities issued or guaranteed by U.S. government agencies and instrumentalities are not necessarily backed by the full faith and credit of the United States. Some, such as securities issued by the Federal National Mortgage Association ("Fannie Mae"), are
backed by the right of the agency or instrumentality to borrow from the
Treasury. Others, such as securities issued by the Federal Home Loan Mortgage
Corporation ("Freddie Mac"), are supported only by the credit of the instrumentality and not by the Treasury. The Fund will invest in securities of U.S. government agencies and instrumentalities only when the Manager is satisfied that the credit risk with respect to the agency or instrumentality is minimal and that the security is an Eligible Security.

      |X| Repurchase Agreements. As a fundamental policy, the Fund can invest in repurchase agreements only to purchase U.S. government securities. In a repurchase transaction, the Fund acquires a U.S. government security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. "Approved vendors"
include U.S. commercial banks, U.S. branches of a foreign bank, or broker-dealers that have been designated as primary dealers in government securities. These entities must meet the credit requirements set by the
Manager from time to time.

      Repurchase agreements, considered "loans" under the Investment Company
Act, are collateralized by the underlying security. The Fund's repurchase agreements require that at all
times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The
Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission, the Fund, along with other affiliated entities managed by the
Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

Other Investment Restrictions

      |X| What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
o     67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are
"fundamental" only if they are identified as such. The Fund's Managing
General Partners can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of
Additional Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

      |X| Does the Fund Have Additional Fundamental Policies?  The following investment restrictions are fundamental policies of the Fund:

o     The Fund will invest only in obligations issued or guaranteed by the
       U.S. government or by its agencies and instrumentalities, including mortgage-backed securities, and securities issued by private entities but only if the mortgage collateral underlying the securities is insured, guaranteed, or otherwise backed by the U.S. government or one or more of its agencies or instrumentalities.

o     The Fund cannot borrow money, except from banks for temporary or emergency purposes in amounts not in excess of 5% of the value of the
       Fund's total assets. No assets of the Fund may be pledged, mortgaged or hypothecated other than to secure a borrowing, and then in amounts not exceeding 7.5% of the Fund's total assets. Borrowings may not be made for investment leverage, but only for liquidity purposes to satisfy redemption requests when liquidation of portfolio securities is considered inconvenient or disadvantageous. However, the Fund may enter into when-issued and delayed-delivery transactions.

o     The Fund can enter into repurchase agreements, but it cannot enter into a repurchase transaction that will cause more than 25% of the Fund's total assets to be subject to such agreements (further limited, as a non-fundamental policy effective July 31, 2002, to 20% of total assets).

o     The Fund cannot make loans, except that the Fund may purchase or hold debt obligations permitted by its other fundamental policies and may enter into repurchase transactions collateralized by cash or U.S.
       government securities having a value equal at all times to at least
       100% of the value of the securities loaned, including accrued interest.

o     The Fund cannot purchase restricted or illiquid securities (including repurchase agreements of more than seven days' duration and other securities that are not readily marketable) if more than 5% of the
       Fund's total assets would be invested in such securities.

o     The Fund cannot purchase any securities (other than U.S. government securities) that would cause more than 5% of the Fund's total assets to be invested in securities of a single issuer, or purchase more than
       10% of the outstanding voting securities of an issuer.

o     The Fund cannot purchase or sell real estate, commodities or commodity contracts, although it may purchase and sell marketable securities that are secured by real estate and marketable securities of companies that invest or deal in real estate. The Fund will not invest in U.S.
       real property interests within the meaning of Section 897 of the
       Internal Revenue Code.

o     The Fund cannot invest in interests in oil, gas, or other mineral exploration or development programs.

o     The Fund cannot purchase securities on margin or make short sales of securities.

o     The Fund cannot underwrite securities except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio. However the Fund may acquire securities representing interests in a unit investment trust in connection with the sale of shares of the Fund if, as a result of that acquisition, the Fund holds not more than 3% of the outstanding voting securities of that unit investment trust.

o     The Fund cannot invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or other acquisition.

o     The Fund cannot write, purchase or sell puts, calls or combinations thereof, or purchase or sell interest rate futures contracts or related options or otherwise enter into hedging transactions with respect to the Fund's securities.

o     The Fund cannot make investments for the purpose of exercising control of management.

o     The Fund cannot purchase or retain securities of any company if, to the knowledge of the Fund, its officers and Managing General Partners and officers and directors of the Manager individually own more than 0.5%
       of the securities of such company and together own beneficially more than 5% of those securities.

o     The Fund cannot invest in any warrants related to common stock.

o     The Fund cannot invest more than 25% of its assets in a single industry
       (neither the U.S. government nor any of its agencies or
       instrumentalities are considered an industry for the purposes of this restriction).

o     The Fund cannot issue any class of senior security (as defined in the
       Investment Company Act) or sell any senior security of which the Fund is the issuer, except as provided in its fundamental policy on borrowing (described above) or as provided in the Investment Company
       Act.

      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

      For purposes of the Fund's policy not to concentrate its investments in a single industry, the Fund has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information. This is not a fundamental policy.

      |X| Does the Fund Have Any Restrictions That Are Not Fundamental? The
Fund has other investment restrictions, described in the Prospectus, that are not fundamental policies. This means they can be changed by the Managing
General Partners without shareholder approval.

How the Fund Is Managed

Organization and History. The Fund is a diversified, open-end management investment company. It was organized as a limited partnership under the laws of the State of Delaware in 1987. The Fund originally was a long-term U.S.
government securities fund but became a money market fund on December 6, 1991.

      The Managing General Partners have an Audit Committee and a Review
Committee. The Audit Committee is comprised solely of Independent Managing
General Partners.  The members of the Audit Committee are Edward L. Cameron
(Chairman), George C. Bowen, Robert J. Malone and F. William Marshall, Jr.
The Audit Committee held six meetings during the fiscal year ended December
31, 2003. The Audit Committee furnishes the Managing General Partners with recommendations regarding the selection of the Fund's independent auditors.
Other main functions of the Audit Committee include, but are not limited to:
(i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent auditors regarding the Fund's internal accounting procedures and controls;
(iii) review reports from the Manager's Internal Audit Department; (iv)
maintaining a separate line of communication between the Fund's independent auditors and its Independent Managing General Partners; and (v) exercise all other functions outlined in the Audit Committee Charter, including but not limited to reviewing the independence of the Fund's independent auditors and the pre-approval of the performance by the Fund's independent auditors of any non-audit service, including tax service, for the Fund and the Manager and certain affiliates of the Manager.

      The Audit Committee's functions include selecting and nominating, to all of the Managing General Partners, nominees for election as Managing
General Partners, and selecting and nominating Independent Managing General
Partners for election.  The Audit Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. All of the Managing General Partners elect new managing general partners except for those instances when a shareholder vote is required.

      To date, the Committee has been able to identify from its own resources an ample number of qualified candidates.  Nonetheless, shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Audit Committee's consideration by mailing such information to the Committee in care of the Fund.  The Committee may consider such persons at such time as it meets to consider possible nominees.  The
Committee, however, reserves sole discretion to determine the candidates to present to all of the Managing General Partners and/or shareholders when it meets for the purpose considering potential nominees.

      The members of the Review Committee are Jon S. Fossel (Chairman),
Robert G. Avis, Richard F. Grabish, Sam Freedman, and Beverly Hamilton.  The
Review Committee held six meetings during the fiscal year ended December 31,
2003. Among other functions, the Review Committee reviews reports and makes recommendations to all of the Managing General Partners concerning the fees paid to the Fund's transfer agent and the services provided to the Fund by the transfer agent.  The Review Committee also reviews the Fund's investment performance and policies and procedures adopted by the Fund to comply with
Investment Company Act and other applicable law.
Managing General Partners and Officers of the Fund. Except for Messrs. Murphy
and Grabish, each of the Managing General Partners are "Independent Managing
General Partner," as under the Investment Company Act. Mr. Murphy is an
"Interested Managing General Partner," because he is affiliated with the
Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. Mr. Murphy was elected as a
Managing General Partner of the Fund with the understanding that in the event he ceases to be the chief executive officer of OppenheimerFunds, Inc., he will resign as a trustee of the Fund and the other Board II Funds (defined below) for which he is a managing general partner, trustee or director. Mr.
Grabish is an "Interested Managing General Partner," because he is affiliated with the Manager by virtue of his positions with A.G. Edwards & Sons, Inc.
and its affiliates (as described in his biography below), which is a partial owner of the Manager's parent company.

      The Fund's Managing General Partners and officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the Managing General
Partners also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares beneficially owned in any of the
Oppenheimer/Centennial funds overseen by the Managing General Partners. All of the Managing General Partners are also trustees or directors of the following Oppenheimer/Centennial funds1 (referred to as "Board II Funds"):

                                           Oppenheimer   Principal   Protected
Oppenheimer Cash Reserves                  Trust II
Oppenheimer Champion Income Fund           Oppenheimer Real Asset Fund
                                           Oppenheimer  Senior  Floating  Rate

Oppenheimer Capital Income Fund            Fund

Oppenheimer Equity Fund, Inc.              Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund                Oppenheimer Variable Account Funds
Oppenheimer International Bond Fund        Panorama Series Fund, Inc.
Oppenheimer Integrity Funds
Oppenheimer Limited-Term Government Fund   Centennial America Fund, L. P.

                                           Centennial  California  Tax  Exempt
Oppenheimer Main Street Funds, Inc.        Trust
Oppenheimer Main Street Opportunity Fund   Centennial Government Trust
Oppenheimer Main Street Small Cap Fund     Centennial Money Market Trust
                                           Centennial   New  York  Tax  Exempt
Oppenheimer Municipal Fund                 Trust

Oppenheimer Principal Protected Trust      Centennial Tax Exempt Trust

      Messrs. Murphy, Molleur, Wixted, Weiss and Zack, and Mses. Wolf and
Ives who are officers of the Fund, respectively hold the same offices with one or more of the other Board II Funds as with the Fund. As of January 28,
2004, the Managing General Partners and officers of the Fund as a group owned of record or beneficially less than 1% of the shares of the Fund. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Fund listed above.
In addition, each Managing General Partner, and his or her family members, do not own securities of either the Manager, Distributor or Sub-Distributor of the Board II Funds or any person directly or indirectly controlling, controlled by or under common control with the Manager, Distributor or
Sub-Distributor.

Managing General Partners. The address of each Managing General Partner in the chart below is 6803 South Tucson Way, Centennial, CO 80112-3924. Each
Managing General Partner serves for an indefinite term, until his or her resignation, retirement, death or removal.

------------------------------------------------------------------------------------
                       Independent Managing General Partner
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Name,              Principal Occupation(s) During Past 5     Dollar    Aggregate
                                                                       Dollar
                                                                       Range Of
                                                                       Shares
                                                                       Beneficially
                                                                       Owned in
                                                                       Any of the
                                                                       Oppenheimer/Centennial
                                                                       Funds
                   Years;                                    Range of  Overseen by
Position(s) Held   Other Trusteeships/Directorships Held by  Shares    the
with Fund,         the Managing General Partner; Number of   BeneficialManaging
Length of Service, Portfolios in Fund Complex Currently      Owned in  General
Age                Overseen by the Managing General Partner  the Fund  Partner
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
                                                               As of December 31,

                                                                      2003

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

James C. Swain,    Chairman of the following private         $1-$10,000Over
Chairman since     mortgage banking companies: Cherry Creek            $100,000
2003 and Managing  Mortgage Company (since 1991),
General Partner    Centennial State Mortgage Company (since
since 2002         1994), The El Paso Mortgage Company
Age: 66            (since 1993), Chairman of the following
                   private companies:, Ambassador Media
                   Corporation and Broadway Ventures (since
                   1984); and a director of the following
                   public companies: Helmerich & Payne,
                   Inc. (oil and gas drilling/production
                   company) (since 1992) and UNUMProvident
                   (insurance company) (since 1991). Mr.
                   Armstrong is also a director/trustee of
                   Campus Crusade for Christ (1991-present)
                   and the Bradley Foundation
                   (2002-present).  Formerly a director of
                   the following: Great Frontier Insurance
                   (insurance agency) (1995-2000);
                   Transland Financial Services, Inc.
                   (1997-2003); Storage Technology
                   Corporation (a publicly-held computer
                   equipment company) (1991-February 2003),
                   International Family Entertainment
                   (television channel) (1992-1997), Natec
                   Resources, Inc. (air pollution control
                   equipment and services company)
                   (1991-1995), Frontier Real Estate, Inc.
                   (residential real estate brokerage)
                   (1994-1999), and Frontier Title (title
                   insurance agency) (1995-June 1999); and
                   a U.S. Senator (January 1979-January
                   1991). Oversees 38 portfolios in the
                   OppenheimerFunds complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Robert G. Avis,    Formerly, Director and President of A.G.  $1-$10,000Over
Managing General   Edwards Capital, Inc. (General Partner              $100,000
Partner since 1993 of private equity funds) (until February
Age: 72            2001); Chairman, President and Chief
                   Executive Officer of A.G. Edwards
                   Capital, Inc. (until March 2000); Vice
                   Chairman and Director of A.G. Edwards,
                   Inc. and Vice Chairman of A.G. Edwards &
                   Sons, Inc. (its brokerage company
                   subsidiary) (until March 1999); Chairman
                   of A.G. Edwards Trust Company and A.G.E.
                   Asset Management (investment advisor)
                   (until March 1999); and a Director
                   (until March 2000) of A.G. Edwards &
                   Sons and A.G. Edwards Trust Company.
                   Oversees 38 portfolios in the
                   OppenheimerFunds complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Robert G. Avis,    Formerly, Director and President of A.G.  $1-$10,000Over
Managing General   Edwards Capital, Inc. (General Partner              $100,000
Partner since 2002 of private equity funds) (until February
Age: 67            1992), Treasurer (since July 1991)
                   Assistant Secretary and Director of A.G.
                   Edwards, Inc. and Vice Chairman of
                   HarbourView Asset Management (investment
                   advisor) (until March 1999); and a
                   Director (until March 2000) of A.G.
                   Edwards & Sons and Secretary (since
                   April 1981) of Shareholder Services,
                   Inc., and Vice President, Treasurer and
                   Secretary (since November 1989) of
                   Shareholder Financial Services, Inc.
                   (both are transfer agent subsidiaries of
                   the Manager); Assistant Treasurer (since
                   March 1998) of Oppenheimer Acquisition
                   Corp. (the Manager's parent holding
                   company, Treasurer (since November 1989)
                   of Oppenheimer Partnership Holdings,
                   Inc. (a holding company subsidiary of
                   the Manager); Vice President and
                   Treasurer (since July 1996) of
                   Oppenheimer Real Asset Management, Inc.
                   (an investment advisory subsidiary of
                   the Manager); Chief Executive Officer
                   and director  (since March 1996) of
                   MultiSource Services, Inc. (a
                   broker-dealer subsidiary of the
                   Manager); and Treasurer (since October
                   1997) of OppenheimerFunds International
                   Ltd. and Oppenheimer Millennium Funds
                   plc (offshore fund management
                   subsidiaries of the Manager).  Oversees
                   38 portfolios in the OppenheimerFunds
                   complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Edward L. Cameron,                                      $1-$10,000  Over
Managing  General                                                   $100,000
Partner since 2002
Age: 65
                    A  member  of  The  Life  Guard  of  Mount  Vernon,   George
                    Washington's home (since June 2000).  Formerly (March 2001 -
                    May 2002) Director of Genetic ID, Inc. and its  subsidiaries
                    (a  privately   held  biotech   company);   a  partner  with
                    PricewaterhouseCoopers  LLP (from  1974-1999) (an accounting firm) and Chairman (from  1994-1998),  Price  Waterhouse LLP
                    Global  Investment   Management   Industry  Services  Group.
                    Oversees 38 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Jon S. Fossel,                                           $1-$10,000  Over
Managing General                                                     $100,000
Partner since 2002
Age 61
                    Director  (since 1998) of Rocky  Mountain Elk  Foundation (a not-for-profit
                    foundation); UNUMProvident (an insurance company) (since
                    June 1, 2002) and Putnam Lovell  Finance  (finance  company)
                    (since  1997).  Formerly  Chairman  and  a  director  (until
                    October  1996) and  President  and Chief  Executive  Officer
                    (until  October  1995)  of  the  Manager;  President,  Chief
                    Executive Officer and a director of Oppenheimer  Acquisition
                    Corp.,  Shareholders Services Inc. and Shareholder Financial
                    Services,  Inc. (until October 1995), director (from October
                    1999  until  October  2003)  of  P.R.   Pharmaceuticals   (a
                    privately  held  company).  Oversees  38  portfolios  in the
                    OppenheimerFunds complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Sam Freedman,      Formerly (until October 1994) Mr.         $1-$10,000Over
Managing General   Freedman held several positions in                  $100,000
Partner since 1996 subsidiary or affiliated companies of
Age: 63            the Manager.  Oversees 38 portfolios in

                   the OppenheimerFunds complex.
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Edward L. Cameron, Trustee (since 1996) of MassMutual        $1-$10,000$50,000
------    --------
Managing General   Institutional Funds and of MML Series
Partner since 2002 Investment Fund (open-end investment
Age: 57            companies); Director of MML Services
                   (since April 1987) and America Funds
                   Emerging Markets Growth Fund (since
                   October 1991) (both are investment
                   companies), The California Endowment (a
                   philanthropy organization) (since April
                   2002), and Community Hospital of
                   Monterey Peninsula, (since February
                   2002); a trustee (since February 2000)
                   of Monterey International Studies (an
                   educational organization), and to Credit
                   Suisse First Boston's Sprout venture
                   capital unit. Mrs. Hamilton also is a
                   member of the investment committees of
                   the Rockefeller Foundation and the
                   University of Michigan. Formerly,
                   President (February 1991-April 2000)
                   ARCO Investment Management Company, an
                   advisor to Unilever (Holland)'s pension
                   fund (2000-2003) and a member of the
                   investment committee of Hartford
                   Hospital (2000-2003). Oversees 37
                   portfolios in the OppenheimerFunds
                   complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Robert J. Malone,                                        $1-$10,000  Over
Managing General                                                     $100,000
Partner  since  2002
Age:  59

                    Director (since 2001) of Jones Knowledge,  Inc. (a privately
                    held  company),   U.S.  Exploration,   Inc.,  (oil  and  gas
                    exploration)  (since  1997),  Colorado  UpLIFT (a non-profit organization)  (since 1986),  State Street State Bank (since
                    2003)  and a  trustee  of the  Gallagher  Family  Foundation
                    (non-profit  organization) (since 2000). Formerly,  Chairman of U.S.  Bank  Colorado (a  subsidiary  of U.S.  Bancorp and formerly  Colorado National Bank,) (July 1996-April 1, 1999)
                    and  a  director  of  Commercial   Assets,   Inc.  (a  REIT)
                    (1993-2000).  Oversees 37 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

F. William Marsdhall, Jr.                               $1-$10,000 Over
Managing General                                                $100,000
Partner sinnce 2002
Age:  61

                    Trustee (since 1996) of MassMutual  Institutional  Funds and of MML Series  Position(s) ,  Investment  Length of Service,
                    Fund (open-end investment companies);  Trustee (since 1987),
                    Chairman  of the  Board  (since  2003) and  Chairman  of the investment committee (since 1994) for the Worcester Polytech
                    Institute  (private  university);  President  and  Treasurer
                    (since  January  1999)  of the SIS Fund (a  private  not for
                    profit  charitable  fund);   Trustee  (since  1995)  of  the
                    Springfield Library and Museum Association (museum); Trustee
                    (since 1996) of the  Community  Music School of  Springfield
                    (music school). Formerly, member of the investment committee of the Community Foundation of Western Massachusetts (1998 -
                    2003); Chairman (January 1999-July 1999) of SIS & Family
                    Bank, F.S.B. (formerly SIS Bank); President, Chief Executive
                    Officer  and  Director  (May  1993-December   1998)  of  SIS
                    Bankcorp,   Inc.   and  SIS   Bank   (formerly   Springfield
                    Institution   for  Savings)  and  Executive  Vice  President
                    (January  1999-July  1999)  of  Peoples  Heritage  Financial
                    Group, Inc.  (commercial  banks).  Oversees 38 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
      The address of Mr. Grabish in the chart below is 6803 South Tucson Way,
Centennial, CO 80112-3924. Mr. Grabish serves for an indefini resignation, retirement, death or removal.

                        Interested Managing General Partner  te term, until his
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,              Principal Occupation(s) During Past 5     Dollar     Aggregate
                                                                        Dollar
                                                                        Range Of
                                                                        Shares
                                                                        Beneficially
                                                                        Owned in
                                                                        Any of the
                                                                        Oppenheimer/Centennial
                                                                        Funds
                   Years;                                    Range of   Overseen by
Position(s) Held   Other Trusteeships/Directorships Held by  Shares     the
with Fund,         the Managing General Partner; Number of   BeneficiallManaging
Length of Service, Portfolios in Fund Complex Currently      Owned in   General
Age                Overseen by the Managing General Partner  the Fund   Partner
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                                                             As of December 31, 2003

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Richard F.         Senior Vice President, Assistant          $1-$10,000 Over
Grabish,           Director of Sales and Marketing (since               $100,000
Managing General   March 1997), and Manager of Private
Partner since 2002 Client Services (since June 1985) for
Age: 55            A.G. Edwards & Sons, Inc. (broker/dealer

                   and investment firm). Chairman and Chief
                   Executive Officer (since March 2001) of
                   A.G. Edwards Trust Company; Director
                   (since March 1988) of A.G. Edwards &
                   Sons, Inc. Formerly (until March 1987)
                   President and Vice Chairman of A.G.
                   Edwards Trust Company. Oversees 6
                   portfolios in the OppenheimerFunds
                   complex.
-------------------------------------------------------------------------------------

      The address of Mr. Murphy in the chart below is Two World Financial
Center, New York, NY 10281-1008. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

-------------------------------------------------------------------------------------

                  Interested Managing General Partner and Officer

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Name,              Principal Occupation(s) During Past 5      Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                   Years;                                     Range of   Beneficially
Position(s) Held   Other Trusteeships/Directorships Held by   Shares     Owned in
with Fund,         the Managing General Partner; Number of    BeneficiallAny of the
Length of Service, Portfolios in Fund Complex Currently       Owned in   Oppenheimer
Age                Overseen by the Managing General Partner   the Fund   Funds

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                                                                As of December 31,
                                                                       2003

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John V. Murphy,    Chairman, Chief Executive Officer and      $1-$10,000 Over
President          director (since June 2001) and President              $100,000
Since 2001 and     (since September 2000) of the Manager;
Trustee since 2003 President and a trustee or director of
Age: 54            other Oppenheimer funds; President and a
                   director (since July 2001) of Oppenheimer
                   Acquisition Corp. and of Oppenheimer
                   Partnership Holdings, Inc.; a director
                   (since November 2001) of OppenheimerFunds
                   Distributor, Inc.; Director (since
                   November 2001) of the Centennial Asset
                   Management Corporation; Chairman and a
                   director (since July 2001) of Shareholder
                   Services, Inc. and of Shareholder
                   Financial Services, Inc.; President and a
                   director (since July 2001) of
                   OppenheimerFunds Legacy Program (a
                   charitable trust program established by
                   the Manager); a director of the following
                   investment advisory subsidiaries of the
                   Manager: OFI Institutional Asset
                   Management, Inc. (since November 2001),
                   HarbourView Asset Management Corporation
                   and OFI Private Investments, Inc. (since
                   July 2002); President (since November 1,
                   2001) and a director (since July 2001) of
                   Oppenheimer Real Asset Management, Inc.;
                   a director (since November 2001) of
                   Trinity Investment Management Corp. and
                   Tremont Advisers, Inc. (investment
                   advisory affiliates of the Manager);
                   Executive Vice President (since February
                   1997) of Massachusetts Mutual Life
                   Insurance Company (the Manager's parent
                   company); a director (since June 1995) of
                   DLB Acquisition Corporation (a holding
                   company that owns shares of David L.
                   Babson & Company, Inc.); formerly Chief
                   Operating Officer (September 2000-June
                   2001) of OppenheimerFunds, Inc.;
                   President and trustee (November
                   1999-November 2001) of MML Series
                   Investment Fund and MassMutual
                   Institutional Funds (open-end investment
                   companies); a director (September
                   1999-August 2000) of C.M. Life Insurance
                   Company; resident, Chief Executive
                   Officer and director (September
                   1999-August 2000) of MML Bay State Life
                   Insurance Company; a director (June
                   1989-June 1998) of Emerald Isle Bancorp
                   and Hibernia Savings Bank (wholly-owned
                   subsidiary of Emerald Isle Bancorp).
                   Oversees 72 portfolios as a
                   Trustee/Officer and 10 portfolios as an
                   Officer in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------

      The address of the officers in the chart below is as follows: for
Messrs. Molleur and Zack, Two World Financial Center, New York, NY
10281-1008, for Messrs. Vottiero, Weiss and Wixted and Mses. Bechtolt, Ives
and Wolf, 6803 South Tucson Way, Centennial, CO 80112-3924. Each officer serves for an annual term or until his or her earlier resignation, death or removal.

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                   Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund,
Length of Time Served,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John V. Murphy,         Senior Vice President (since June 2000) of the Manager;
President since 1991    Senior Vice President (since June 2003) of HarbourView
Age:  52                Asset Management Corporation; an officer of 9 portfolios in the OppenheimerFunds complex; formerly Vice President of
                        the Manager (June 1990 - June 2000).

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Carol E. Wolf,          Vice President of the Manager (since July 2001); Vice
Vice President and      President (since June 2003) of HarbourView Asset Management
Portfolio Manager       Corporation; an officer of 6 portfolios in the
since 1991              OppenheimerFunds complex and is a Chartered Financial
Age:  39                Analyst; formerly Vice President of the Manager (June 1990
                        - June 2000).

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian W. Wixted,        Senior Vice President and Treasurer (since March 1999) of
Treasurer since 1999    the Manager; Treasurer (since March 1999) of HarbourView
Age: 44                 Asset Management Corporation, Shareholder Services, Inc.,
                        Oppenheimer Real Asset Management Corporation, Shareholder
                        Financial Services, Inc., Oppenheimer Partnership Holdings,
                        Inc., OFI Private Investments, Inc. (since March 2000),
                        OppenheimerFunds International Ltd. and Oppenheimer
                        Millennium Funds plc (since May 2000), offshore fund
                        management subsidiaries of the Manager, and OFI
                        Institutional Asset Management, Inc. (since November 2000), an investment advisory subsidiary of the Manager; Treasurer and Chief Financial Officer (since May 2000) of Oppenheimer
                        Trust Company, a trust company subsidiary of the Manager;
                        Assistant Treasurer (since March 1999) of Oppenheimer
                        Acquisition Corp. and OppenheimerFunds Legacy Program
                        (since April 2000); formerly Principal and Chief Operating
                        Officer (March 1995-March 1999), Bankers Trust
                        Company-Mutual Fund Services Division. An officer of 82
                        portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian W. Wixted,        Assistant Vice President of the Manager (since September
Treasurer since 2002    1998); formerly Manager/Fund Accounting (September
Age: 40                 1994-September 1998) of the Manager. An officer of 82

                        portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Philip Vottiero,        Vice President of the Manager (since March 2002); formerly
Assistant Treasurer     Vice President/Corporate Accounting of the Manager. An
since 2002              officer of 82 portfolios in the OppenheimerFunds complex.
Age: 40

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Philip Vottiero,        Vice President/Fund Accounting of the Manager (since March
Assistant Treasurer     2002); formerly Vice President/Corporate Accounting of the
since 2002              Manager (July 1999-March 2002) prior to which he was Chief
Age: 55                 Financial Officer at Sovlink Corporation (April 1996-June
                        1999). An officer of 82 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kathleen T. Ives,       Vice President (since June 1998) and Senior Counsel (since
Assistant Secretary     October 2003) of the Manager; Vice President (since 1999)
since 2001              of OppenheimerFunds Distributor, Inc.; Vice President and
Age: 38                 Assistant Secretary (since 1999) of Shareholder Services,
                        Inc.; Assistant Secretary (since December 2001) of
                        OppenheimerFunds Legacy Program and Shareholder Financial
                        Services, Inc.; formerly an Assistant Counsel (August
                        1994-October 2003) and Assistant Vice President of the
                        Manager (August 1997-June 1998). An officer of 82
                        portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Denis R. Molleur,       Vice President and Senior Counsel (since July 1999);
Assistant Secretary     formerly Vice President and Associate Counsel of the
since 2001              Manager (September 1995-July 1999). An officer of 73
Age: 46                 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

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|X|   Remuneration of Managing General Partners. The officers of the Fund and
Mr. Murphy (who is an officer and Managing General Partner of the Fund) are affiliated with the Manager and receive no salary or fee from the Fund.  The
Managing General Partners of the Fund received the compensation shown below from the Fund with respect to the Fund's fiscal year ended December 31, 2003.
The compensation from all 44 of the Board II Funds (including the Fund)
represents compensation received for serving as a managing general partner, director or trustee and member of a committee (if applicable) of the boards of those funds during the calendar year ended December 31, 2003.

-------------------------------------------------------------------------------
Managing General Partner's Name   Aggregate Compensation   Total Compensation
                                                           From Fund and Fund
                                                            Complex Paid to
and Other Fund Position(s) (as                              Managing General
applicable)                             from Fund1             Partners*
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

James C. Swain                             $697                 $118,649

Chairman, Managing General
Partners
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Robert G. Avis                             $596                 $101,499
Review Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

George C. Bowen                            $596                 $101,499
Audit Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

George C. Bowen                            $679                 $115,503
Audit Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Jon S. Fossel                              $679                 $115,503
Review Committee Chairman

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Sam Freedman                               $596                 $101,499
Review Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Sam Freedman                               $169                 $28,6802

Review Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Richard Grabish                            $5894               $150,5425

Review Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Robert J. Malone3                          $5896                $100,179
Audit Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Robert J. Malone3                          $596                $149,4997

Audit Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

Effective December 15, 2003, James C. Swain retired as a Trustee,  Director or
Managing  General  Partner from the Board II Funds.  For the fiscal year ended
December 31, 2003, Mr. Swain received $1,045 aggregate  compensation  from the
Fund.  For the  calendar  year ended  December 31,  2003,  Mr. Swain  received
$178,000 total  compensation  from all of the  Oppenheimer  funds for which he served as a Trustee, Director or Managing General Partner.
1.    Aggregate   Compensation   from   Fund   includes   fees  and   deferred

   compensation, if any, for a Managing General Partner.

"Total  Compensation  From Trust and Fund  Complex"  paid to Mr.  Grabish  for service as a Trustee,  as well as service on the Review  Committee was paid only by  Centennial  Government  Trust,  Centennial  California  Tax Exempt
   Trust,  Centennial  Money  Market  Trust,  Centennial  New York Tax  Exempt
   Trust,  Centennial  Tax Exempt  Trust and  Centennial  America  Fund,  L.P.
   (total of six funds for which he previously  served as Trustee on the Board
   II Funds).
3.    Compensation for Mrs.  Hamilton and Mr. Malone was paid by all the Board
   II Funds,  with the exception of Oppenheimer  Senior Floating Rate Fund for which they  currently  do not serve as  Trustees  (total of 37  Oppenheimer funds).
4. Includes $589 deferred under Deferred Compensation Plan described below.
5.    Includes  $50,363  compensation  (of  which  100% was  deferred  under a deferred  compensation plan) paid to Mrs. Hamilton for serving as a trustee by two open-end investment  companies  (MassMutual  Institutional Funds and
   MML  Series  Investment  Fund)  the  investment  adviser  for  which is the indirect parent company of the Fund's  Manager.  The Manager also serves as the  Sub-Advisor to the MassMutual  International  Equity Fund, a series of
   MassMutual Institutional Funds.

6.    Includes $589 deferred under Deferred Compensation Plan described below.
7.    Includes  $48,000  compensation  paid to Mr.  Marshall  for serving as a trustee by two  open-end  investment  companies  (MassMutual  Institutional
   Funds and MML Series  Investment Fund) the investment  adviser for which is the indirect parent company of the Fund's Manager.  The Manager also serves as the  Sub-Advisor to the MassMutual  International  Equity Fund, a series of MassMutual Institutional Funds.
* For purposes of this section only, "Fund Complex" includes the Oppenheimer funds, MassMutual Institutional Funds and MML Series Investment Fund in
accordance with the instructions for Form N-1A.  The Manager does not consider MassMutual Institutional Funds and MML Series Investment Fund to be
part of the OppenheimerFunds "Fund Complex" as that term may be otherwise interpreted.

Summary of the Fund's Partnership Agreement. The following statements summarize certain provisions of the Fund's organizational document, its
Agreement of Limited Partnership. These statements are qualified in their entirety by the terms of Agreement of Limited Partnership. The full text of the Agreement is reprinted as Appendix C to this Statement of Additional
Information.

      |X| Fund Shares. All interests in the Fund are partnership interests of a single class and are referred to in the Limited Partnership Agreement, the
Prospectus and this Statement of Additional Information as "shares." While the Fund's single share class has no designation, it is deemed to be the equivalent of Class A shares for the purposes of shareholder account policies that apply to Class A shares of the Oppenheimer funds. Shares of the Fund may be purchased and redeemed in accordance with the Limited Partnership
Agreement and as described in the Prospectus. Each share of the Fund has one vote. When issued, shares are fully paid, non-assessable and redeemable. All shares of the Fund have equal voting, dividend and liquidation rights but have no subscription, preemptive or conversion rights. There is no cumulative voting. Limited partners of the Fund do not have the right to voluntarily transfer or assign their shares to any other person other than to secure a loan.

      |X| General Partners. The general partners of the Fund consist of a number of individuals, referred to as Managing General Partners, and one corporate general partner, referred to as the Non-Managing General Partner.
In this document the Managing General Partners and Non-Managing General
Partner are all referred to as "General Partners." Shareholders of the Fund elect the General Partners for an indefinite term.

      The Managing General Partners have complete and exclusive control over the management, conduct and operation of the Fund's business in accordance with the Agreement of Limited Partnership and the laws of the state of
Delaware governing the responsibilities of general partners of limited partnerships. The Managing General Partners function like a board of directors. They establish the Fund's policies and review its management and operations pursuant to the Limited Partnership Agreement. The Managing
General Partners meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

      Oppenheimer Partnership Holdings, Inc., the Non-Managing General
Partner, is a wholly owned subsidiary of the Manager. The Non-Managing
General Partner does not participate in the management of the Fund, but is obligated to maintain an investment in the Fund equal to 1% of its assets.

      The Limited Partnership Agreement provides that the General Partners are not personally liable to any investor in the Fund for the repayment of any amounts standing in the account of that investor, except by reason of the
General Partner's willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Limited Partnership Agreement also provides that the General
Partners will not be liable to any investor by reason of any failure to withhold income tax with respect to distributions of income from the Fund or any change in any federal or state tax laws or in the interpretation of such laws as they apply to the Fund or its investors so long as the General
Partners have acted in good faith and in a manner reasonably believed to be in the best interests of the investors.

      The General Partners generally are entitled to indemnification from the
Fund against liabilities and expenses to which they may become subject in their capacity as General Partners of the Fund, provided they have acted in good faith and for a purpose which they reasonably believed to be in the best interests of the Fund or its investors. That indemnification by the Fund is limited to the assets of the Fund.

      |X| Liability of Limited Partners. In general, limited partners are not personally liable for obligations of a partnership unless they participate in the control of the partnership's business. Under the terms of the Partnership
Agreement, the Fund's limited partners do not have the right to participate in the control of the Fund's business, but they may exercise the right to vote on matters affecting the basic structure of the Fund, including matters requiring investor approval under the Investment Company Act.

      Under Delaware law, the liability of each limited partner (in his or her capacity as a limited partner) for the losses, debts and obligations of a
Fund is generally limited to that partner's capital contribution (which is the price of shares purchased by that partner net of all sales charges) and his or her share of any undistributed income or assets of the Fund. However, under certain circumstances, limited partners may be required to return amounts previously distributed to them, for the benefit of the Fund's creditors. The Fund intends to include in its contracts a provision limiting the claims of creditors to the Fund's assets and may carry insurance in such amounts as the Managing General Partners, in their judgment, consider reasonable to cover potential liabilities of the Fund.

      In addition, the Limited Partnership Agreement provides for indemnification out of the Fund's property for any shareholder held personally liable for any obligation of the Fund. The Limited Partnership
Agreement also provides that the Fund, upon request, will pay the claim or shall assume the defense of any claim made against any shareholder if the
Partnership believes the claim to be without merit. As a result, the risk of a shareholder incurring financial loss on account of his or her liability as a limited partner is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Manager believes that the risk of personal liability to shareholders is extremely remote, in view of the protections described above and in view of the character of the operations of the Fund as an investment company. The foregoing indemnification provisions do not apply to any liability of the Fund arising out of any liability of a limited partner for withholding tax on his or her shares, whether that liability is due to the limited partner's improper certification of his or her tax status or for some other reason.

      |X| Meetings of Shareholders. The Fund's Limited Partners and its
General Partners, including the Managing General Partners, are referred to collectively in this Statement of Additional Information as "shareholders."
The Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold shareholder meetings:
o     when required to do so by the Investment Company Act or other applicable law, or
o     when a shareholder meeting is called by the Managing General Partners,
         or
o     upon proper request of the shareholders.

      Limited partners have the exclusive right to vote on certain matters affecting the Fund set forth in the Partnership Agreement. Under the
Partnership Agreement, a Managing General Partner may be removed by the vote of two-thirds of the outstanding shares of the Fund. The Managing General
Partners will call a meeting of shareholders to vote on the removal of a
Managing General Partner upon the written request of the record holders of
10% of its outstanding shares.

      If the Managing General Partners receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Managing General Partner, the Managing General
Partners will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense.

      |X| Term of Existence - Dissolution of the Fund. The Fund expects to continue in existence until December 31, 2037, but shall be dissolved before that date if and when any of the following circumstances occur:

(1)   the shareholders of the Fund approve the prior dissolution of the Fund;
         or
(2)   the Fund disposes of all of its assets; or
(3)   a General Partner withdraws and the remaining General Partners do not elect to continue the operations of the Partnership; or
(4)   there are no remaining General Partners (unless the shareholders agree by unanimous vote to continue the Fund in circumstances where the last remaining General Partner was not removed by them, and new
         General Partners are promptly elected by the shareholders).

      Other than being able to require the Fund to redeem outstanding shares as described in the Prospectus under "How to Sell Shares," limited partners have no right to the return of any part of their contributions to the Fund unless and until the Fund is dissolved. Distributions to a shareholder by the
Fund, whether upon redemption, dissolution or otherwise, will be in proportion to the number of outstanding shares held by the shareholder without regard to the dollar amount contributed to the Fund or the amount of any profits of the Fund received.

      |X| Other Provisions. The Partnership Agreement also provides for the pricing, purchase and redemption of shares of the Fund as described below, as well as procedures relating to the giving of notices, the calling of meetings and solicitation of shareholder consents. In addition, the Partnership
Agreement contains provisions relating to the maintenance of books and records by the Fund, the accounting procedures to be followed by the Fund, the allocation for U.S. federal income tax purposes of items of income, gain, loss, deduction and credit, and the procedures by which amendments to the
Partnership Agreement may be made. Limited partners have the right to obtain current copies of the Partnership Agreement and certain other records of the
Fund. The records of the Fund, although available to limited partners upon request and to certain other persons in connection with Fund business, are not matters of public record.

Deferred Compensation Plan for Managing General Partners. The Managing
General Partners have adopted a Deferred Compensation Plan for disinterested
Managing General Partners that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund.
Under the plan, the compensation deferred by a Managing General Partner is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Managing General
Partner. The amount paid to the Managing General Partner under this plan will be determined based upon the performance of the selected funds.

      Deferral of fees of the Managing General Partners under this plan will not materially affect the Fund's assets, liabilities or net income per share.
This plan will not obligate the Fund to retain the services of any Managing
General Partner or to pay any particular level of compensation to any
Managing General Partner. Pursuant to an Order issued by the Securities and
Exchange Commission, the Fund may invest in the funds selected by any
Managing General Partner under this plan without shareholder approval for the limited purpose of determining the value of the Managing General Partners'
deferred fee accounts.

Major Shareholders. As of January 28, 2004, the only person who owned of record or was known by the Fund to own beneficially 5% or more of the Fund's outstanding shares was A.G. Edwards & Sons, Inc. ("A.G. Edwards"), 1 North
Jefferson Avenue, St. Louis, Missouri 63103. The Fund has been informed that, as to shares held of record by A.G. Edwards, the following shareholders owned more than 5% of the outstanding shares of the Fund as of January 28, 2004:

      Belmont Investments LTD, c/o A.G. Edwards, 1 North Jefferson, St.
      Louis, Missouri, which owned 2,693,049.850 shares (approximately 5.71%
      of the shares of the Fund then outstanding).

      Team Haas USA LTD, c/o A.G. Edwards, 1 North Jefferson, St. Louis,
      Missouri, which owned 13,050,144.400 shares (approximately 27.70% of the shares of the Fund then outstanding).

      Efficient Supply, c/o A.G. Edwards, 1 North Jefferson, St. Louis,
      Missouri, which owned 9,383,793.450 shares (approximately 19.92% of the shares of the Fund then outstanding).

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization. The
Manager has a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the portfolio transactions of funds managed by the Manager. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The portfolio managers of the Fund are principally responsible for the day-to-day management of the Fund's investment portfolio. Other members of the Manager's fixed-income portfolio department, particularly security analysts, traders and other portfolio managers, have broad experience with fixed-income securities. They provide the Fund's portfolio managers with research and support in managing the Fund's investments.

      |X| The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to-day business. The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      Expenses not expressly assumed by the Manager under the investment advisory agreement are paid by the Fund. The investment advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, fees to certain Managing General Partners, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus.  The management fees paid by the Fund to the Manager during its last three fiscal years were:

    ------------------------------------------------------------------------
      Fiscal Year ending     Management Fee Paid to OppenheimerFunds, Inc.
             12/31
    ------------------------------------------------------------------------
    ------------------------------------------------------------------------

    ------------------------------------------------------------------------
    ------------------------------------------------------------------------
             2001                              $223,515
    ------------------------------------------------------------------------
    ------------------------------------------------------------------------
             2002                              $181,153
    ------------------------------------------------------------------------
    ------------------------------------------------------------------------

             2003                              $179,251

    ------------------------------------------------------------------------

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss resulting from a good faith error or omission on its part with respect to any of its duties under the agreement. The agreement permits the Manager to act as investment adviser for any other person, firm or corporation.

      |X| Annual Approval of Investment Advisory Agreement. Each year, the
Managing General Partners, including a majority of the Independent Managing
General Partners, are required to approve the renewal of the investment advisory agreement. The Investment Company Act requires that the Managing
General Partners request and evaluate and the Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement. The Managing General Partners employ an independent consultant to prepare a report that provides such information as the Managing General Partners request for this purpose.

      The Managing General Partners also receive information about the 12b-1 distribution fees the Fund pays. These distribution fees are reviewed and approved at a different time of the year.

      The Managing General Partners reviewed the foregoing information in arriving at their decision to renew the investment advisory agreement. Among other factors, the Managing General Partners considered:
o     The nature, cost, and quality of the services provided to the Fund and its shareholders;
o     The profitability of the Fund to the Manager;
o     The investment performance of the Fund in comparison to regular market indices;
o     Economies of scale that may be available to the Fund from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services received by the
         Fund from its relationship with the Manager; and
o     The direct and indirect benefits the Manager received from its relationship with the Fund. These included services provided by the
         General Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the
         Securities Exchange Act.

      The Managing General Partners considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund. The Managing General Partners also considered that maintaining the financial viability of the Manager is important so that the
Manager will be able to continue to provide quality services to the Fund and its shareholders in adverse times. The Managing General Partners also considered the investment performance of other mutual funds advised by the
Manager. The Managing General Partners are aware that there are alternatives to the use of the Manager.

      These matters were also considered by the Independent Managing General
Partners, meeting separately from the Managing General Partners with experienced Counsel to the Fund and experienced Counsel to the Independent
Trustees who assisted the Managing General Partners in their deliberations.
The Fund's Counsel and the Independent Managing General Partners' Counsel are
independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

      After careful deliberation, the Managing General Partners, including the Independent Managing General Partners, concluded that it was in the best interest of shareholders to continue the investment advisory agreement for another year and the fees charged thereunder are fair and reasonable.  In arriving at a decision, the Managing General Partners did not single out any one factor or group of factors as being more important than other factors, but considered all factors together. The Managing General Partners judged the terms and conditions of the investment advisory agreement, including the investment advisory fee, in light of all of the surrounding circumstances.

      |X| The Distributor. Under its General Distributor's Agreement with the
Fund, Centennial Asset Management Corporation, a subsidiary of the Manager, acts as the Fund's principal underwriter and Distributor in the continuous public offering of the Fund's shares. The Distributor is not obligated to sell a specific number of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.
The Fund makes payments to the Distributor under its service plan described below.

      The Fund's use of the name "Centennial" as part of its name is under a license from the Distributor. If the Distributor ceases to be the Fund's distributor, the right of the Fund to use the name "Centennial" as part of its name may be terminated by the Distributor, and the Fund's Managing
General Partners would be required to take action promptly to change the
Fund's name.

      |X| The Sub-Distributor. The Distributor has retained OppenheimerFunds
Distributor, Inc., a wholly-owned subsidiary of the Manager, to act as
Sub-Distributor of the Fund's shares. The Sub-Distributor acts as the
Distributor's agent for accepting orders from dealers, brokers and investors to purchase shares of the Fund. The Sub-Distributor is not obligated to sell a specific number of shares.

Portfolio Transactions. Portfolio decisions are based upon recommendations and judgment of the Manager, subject to the overall authority of the Managing
General Partners. Most purchases made by the Fund are principal transactions at net prices, so the Fund incurs little or no brokerage costs. The Fund deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked prices.

      The Fund seeks to obtain prompt execution of orders at the most favorable net price. If dealers are used for portfolio transactions, transactions may be directed to dealers for their execution and research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. Investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of such other accounts.

      Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed. Those services may include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager obtain market information for the valuation of securities held in the Fund's portfolio or being considered for purchase.

      Subject to applicable rules covering the Manager's activities in this area, sales of shares of the Fund and/or the other investment companies managed by the Manager or distributed by the Distributor or Sub-Distributor may also be considered as a factor in the direction of transactions to dealers. That must be done in conformity with the price, execution and other considerations and practices discussed above. Those other investment companies may also give similar consideration relating to the sale of the
Fund's shares. No portfolio transactions will be handled by any securities dealer affiliated with the Manager.

      The Fund's policy of investing in short-term debt securities with maturity of less than one year results in high portfolio turnover and may increase the Fund's transaction costs. However, since brokerage commissions, if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Fund.

Service Plan

The Fund has adopted a Service Plan under Rule 12b-1 of the Investment
Company Act. Under that plan, the Fund reimburses the Distributor for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Fund shares, as described in the
Prospectus.

      Under the plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are all referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold shares of the
Fund. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts or sub-accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Distributor pays plan recipients quarterly at an annual rate not to exceed 0.20% of the average annual net assets consisting of Fund shares held for the account of the recipient's customers.

      Under the plan, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Fund's
Independent Managing General Partners. The Managing General Partners have set no minimum amount.

      Each recipient who is to receive distribution payments for any quarter must certify in writing that the aggregate payments to be received from the
Fund and the Distributor during that quarter do not exceed the recipient's costs in rendering services and for the maintenance of accounts during the month or quarter, and that they will reimburse the Fund for any excess.

      Unless the plan is terminated as described below, the plan continues in effect from year to year, but only if the Fund's Managing General Partners and its Independent Managing General Partners specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. The plan may be terminated at any time by the vote of a majority of the Independent
Managing General Partners or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding voting securities of the Fund.

      The Managing General Partners and the Independent Managing General
Partners must approve all material amendments, including a majority of the
Independent Managing General Partners. An amendment to increase materially the amount of payments to be made under the plan must be approved by shareholders, in the manner set forth above. For the Fund's fiscal year ended
December 31, 2003, payments under the plan totaled $79,276, all of which was paid by the Distributor to recipients. The Distributor cannot recover in later periods any unreimbursed expenses it incurs for a particular quarter.

      While the plan is in effect, the Treasurer of the Fund must provide a report to the Managing General Partners in writing at least quarterly for its review. The report shall detail the amount of all payments made under the plan, the identity of each recipient of payments and the purposes for which the payments were made. The plan states that while it is in effect, the selection and nomination of those Managing General Partners of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Managing General Partners. This does not prevent the involvement of others in the selection and nomination process if the final decision as to the selection or nomination is approved by a majority of the
Independent Managing General Partners.

      Under the plan, from time to time in their sole discretion, the Manager and the Distributor can use their own resources (at no direct cost to the
Fund) to make payments to brokers, dealers and other financial institutions for distribution and administrative services they perform. The Manager may use its profits from the advisory fees it receives from the Fund. In their sole discretion, the Manager and the Distributor may increase or decrease the amount of payments they make from their own resources to plan recipients.

      The Distributor and Sub-Distributor have entered into Supplemental
Distribution Assistance Agreements under the plan with selected dealers that distribute shares of Oppenheimer Cash Reserves, Centennial Government Trust,
Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust
and the Fund. Under those supplemental agreements, the Distributor makes quarterly payments for distribution-related services at an annual rate of up to 0.30% of the average net asset value of shares of the above-mentioned funds owned during the quarter beneficially or of record by the dealer or its customers. However, no payment shall be made to any dealer for any quarter during which the average net asset value of shares of the above-mentioned funds owned during that quarter by the dealer or its customers is less than
$5 million.

      Payments under supplemental agreements are not a Fund expense. They are made by the Distributor out of its own resources or out of the resources of the Manager, which may include profits derived from the advisory fee it receives from the Fund. The Distributor may not make payments to its affiliates under the Supplemental Agreements.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its performance. These terms include "yield," "compounded effective yield" and "average annual total return."  An explanation of how yields and total returns are calculated is set forth below. The charts below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer
Agent at 1.800.525.9310.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. If the fund shows total returns in addition to its yields, the returns must be for the 1-, 5- and 10-year periods ending as of the most recent calendar quarter prior to the publication of the advertisement (or its submission for publication).

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Fund's performance information as a basis for comparisons with other investments:
o     Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's
         performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time than the shares used in the model.
o     An investment in the Fund is not insured by the FDIC or any other government agency.
o     The Fund's yield is not fixed or guaranteed and will fluctuate.
o     Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

      |X| Yields. The Fund's current yield is calculated for a seven-day period of time as follows. First, a base period return is calculated for the seven-day period by determining the net change in the value of a hypothetical pre-existing account having one share at the beginning of the seven-day period. The change includes dividends declared on the original share and dividends declared on any shares purchased with dividends on that share, but such dividends are adjusted to exclude any realized or unrealized capital gains or losses affecting the dividends declared. Next, the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent.

      The compounded effective yield for a seven-day period is calculated by:
      (1)               adding 1 to the base period return (obtained as
      described above),
      (2)               raising the sum to a power equal to 365 divided by 7,
      and
      (3)               subtracting 1 from the result.

      The yield as calculated above may vary for accounts less than approximately $100 in value due to the effect of rounding off each daily dividend to the nearest full cent. The calculation of yield under either procedure described above does not take into consideration any realized or unrealized gains or losses on the Fund's portfolio securities which may affect dividends. Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

      Total Return Information. There are different types of "total returns"
to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. The cumulative total return measures the change in value over the entire period (for example, 10 years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

      Average Annual Total Return. The "average annual total return" is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

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      Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

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                   Compounded      Average Annual Total Returns (at 12/31/03)
     Yield       Effective Yield

 (7 days ended    (7 days ended

   12/31/03)        12/31/03)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

                                     1 Year          5 Years        10 Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

     0.18%            0.18%           0.26%           2.75%           3.49%

---------------------------------------------------------------------------------

      |X| Other Performance Comparisons. Yield information may be useful to investors in reviewing the Fund's performance. The Fund may make comparisons between its yield and that of other investments, by citing various indices such as The Bank Rate Monitor National Index (provided by Bank Rate Monitor)
which measures the average rate paid on bank money market accounts, NOW accounts and certificates of deposits by the 100 largest banks and thrifts in the top 10 metro areas. When comparing the Fund's yield with that of other investments, investors should understand that certain other investment alternatives such as certificates of deposit, U.S. government securities, money market instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

      From time to time, the Fund may include in its advertisements and sales literature performance information about the Fund cited in other newspapers and periodicals, such as The New York Times, which may include performance quotations from other sources.

      From time to time, the Fund's Manager may publish rankings or ratings of the Manager (or the Transfer Agent) or the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of investor/shareholder services by third parties may compare the services of the Oppenheimer funds to those of other mutual fund families selected by the rating or ranking services. They may be based on the opinions of the rating or ranking service itself, based on its research or judgment, or based on surveys of investors, brokers, shareholders or others.

ABOUT your account

How to Buy Shares

      The availability to investors of the various purchase (and redemption)
programs described in this Statement of Additional Information depending on how an Investor buys shares. Different features and services are available to
Direct Investors (those Investors who buy through the Distributor or through another broker-dealer but have shares registered directly in the Investor's name) and Investors who are Program Participants in the Automatic Purchase
and Redemption Program of a particular broker-dealer.

The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which
OppenheimerFunds Distributor, Inc. acts as the distributor or the sub-distributor and currently include the following:

Oppenheimer AMT-Free Municipals           Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Main Street Fund
Oppenheimer Bond Fund                     Oppenheimer Main Street Opportunity Fund
Oppenheimer California Municipal Fund     Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer Multiple Strategies Fund
Oppenheimer Capital Preservation Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Income Fund           Oppenheimer Pennsylvania Municipal Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Champion Income Fund          Street Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Convertible Securities Fund   Street Fund II
Oppenheimer Developing Markets Fund       Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Disciplined Allocation Fund   Inc.
                                          Oppenheimer  Quest  International  Value
Oppenheimer Discovery Fund                Fund, Inc.
Oppenheimer Emerging Growth Fund          Oppenheimer Quest Opportunity Value Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Quest Value Fund, Inc.
Oppenheimer Enterprise Fund               Oppenheimer Real Asset Fund
Oppenheimer Equity Fund, Inc.             Oppenheimer Real Estate Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Global Fund                   Municipals
Oppenheimer Global Opportunities Fund     Oppenheimer Senior Floating Rate Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Small Cap Value Fund
Oppenheimer Growth Fund                   Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund               Oppenheimer Total Return Bond Fund
Oppenheimer International Bond Fund       Oppenheimer U.S. Government Trust
Oppenheimer International Growth Fund     Oppenheimer Value Fund
Oppenheimer  International  Small Company
Fund                                      Limited-Term New York Municipal Fund
Oppenheimer Limited-Term Government Fund  Rochester Fund Municipals
Oppenheimer MidCap Fund

And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

Determination of Net Asset Value Per Share. The net asset value per share of the Fund is determined twice each day that The New York Stock Exchange ("the
Exchange") is open, at 12:00 Noon and at 4:00 P.M., by dividing the value of the Fund's net assets by the total number of shares outstanding. All references to time in this Statement of Additional Information mean "Eastern time." The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King Jr.
Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day. It may also close on other days.

      The Fund's Managing General Partners have adopted the amortized cost method to value the Fund's portfolio securities. Under the amortized cost method, a security is valued initially at its cost and its valuation assumes a constant amortization of any premium or accretion of any discount, regardless of the impact of fluctuating interest rates on the market value of the security. This method does not take into consideration any unrealized capital gains or losses on securities. While this method provides certainty in valuing securities, in certain periods the value of a security determined by amortized cost may be higher or lower than the price the Fund would receive if it sold the security.

      The Fund's Managing General Partners have established procedures reasonably designed to stabilize the Fund's net asset value at $1.00 per share. Those procedures include a review of the Fund's portfolio holdings by the Managing General Partners, at intervals it deems appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost.

      The Managing General Partners will examine the extent of any deviation between the Fund's net asset value based upon available market quotations and amortized cost. If the Fund's net asset value were to deviate from $1.00 by more than 0.5%, Rule 2a-7 requires the Managing General Partners to consider what action, if any, should be taken. If they find that the extent of the deviation may cause a material dilution or other unfair effects on shareholders, the Managing General Partners will take whatever steps they consider appropriate to eliminate or reduce the dilution, including, among others, withholding or reducing dividends, paying dividends from capital or capital gains, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of the portfolio, or calculating net asset value per share by using available market quotations.

      During periods of declining interest rates, the daily yield on shares of the Fund may tend to be lower (and net investment income and dividends higher) than those of a fund holding the identical investments as the Fund but which used a method of portfolio valuation based on market prices or estimates of market prices. During periods of rising interest rates, the daily yield of the Fund would tend to be higher and its aggregate value lower than that of an identical portfolio using market price valuation.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. The Fund's checks are drafts against the Fund that are payable through the Fund's bank (which is referred to as the "Bank" in this section).
When a check is presented to the Bank for clearance, the Bank will ask the
Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the Bank or the Fund's custodian bank. This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time. The Fund will provide you notice whenever it is required to do so by applicable law.

------------------------------------------------------------------------------
For Direct Investors, checkwriting is arranged though the Fund's Transfer
Agent. Investors who are Program Participants in a broker-dealer's Automatic
Purchase and Redemption Program must arrange for checkwriting and obtain signature cards through the Investor's broker-dealer firm.
------------------------------------------------------------------------------

      In choosing to take advantage of the checkwriting privilege, by signing the account application or by completing a checkwriting card, each individual who signs:
(1)   for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;
(2)   for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3)   authorizes the Fund, its Transfer Agent and any bank through which the
         Fund's drafts (checks) are payable to pay all checks drawn on the
         Fund account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;

      (4)               specifically acknowledges that for any accounts
         established after November 1, 2000 or for accounts established before November 1, 2000, if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the checkwriting card or the application, as applicable;

(5)   understands that the checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's Bank; and
      (6)               acknowledges and agrees that neither the Fund nor its
         Bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No distributions will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire

Automatic Withdrawal Plans. Direct Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the Investor for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior
30 days.

      Payments are normally made by check. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly. The Fund cannot guarantee receipt of a payment on the date requested and reserves the right to amend, suspend or discontinue offering such plans at any time without prior notice.

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions applicable to such plans as stated below.
These provisions may be amended from time to time by the Fund and/or the
Distributor. When adopted, any amendments will automatically apply to existing Plans.

      Fund shares will be redeemed as necessary to meet withdrawal payments.
Shares acquired without a sales charge will be redeemed first. Shares purchased with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under withdrawal plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither the
Transfer Agent nor the Fund shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the
Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the
Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Distributions of income on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments of the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time in mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice (in proper form in accordance with the requirements of the then-current Prospectus of the Fund)
to redeem all, or any part of, the shares held under the Plan. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect in accordance with the Fund's usual redemption procedures and will mail a check for the proceeds to the
Planholder.

      The Planholder may terminate a Plan at any time by writing to the
Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed from the account will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      To use shares held under the Plan as collateral for a debt, the
Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

------------------------------------------------------------------------------
The special tax provisions that are available to shareholders of this Fund do not apply to the other Oppenheimer funds or Centennial Trusts, and by exchanging into those other Funds Investors will become subject to applicable withholding and tax reporting requirements under the Internal Revenue Code as to those investments.
------------------------------------------------------------------------------

Participants in Automatic Purchase and Redemption Programs. Shares of the
Fund held under Automatic Purchase and Redemption Programs through brokers or dealers may be exchanged only for shares of Centennial Money Market Trust,
Centennial Tax Exempt Trust and Centennial Government Trust. Exchange
requests to the Fund may be placed only by an Investor's broker or dealer.

Direct Investors. Shares of the Fund may be exchanged, subject to the conditions described in the Prospectus and in this Statement of Additional
Information, by Direct Investors for shares of other eligible funds. As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other eligible funds. Shares of this Fund are deemed to be
"Class A Shares" for this purpose. You can obtain a current list of funds showing which funds offer which classes of shares by calling the Distributor at 1.800.525.9310.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

   The following funds only offer Class A shares:
   Centennial America Fund, L.P.             Centennial New York Tax Exempt
                                             Trust
   Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
   Centennial Government Trust               Oppenheimer Money Market Fund,
                                             Inc.
   Centennial Money Market Trust

   The following funds do not offer Class N shares:
   Oppenheimer AMT-Free Municipals           Oppenheimer Pennsylvania Municipal
                                             Fund

   Oppenheimer AMT-Free New York             Oppenheimer Rochester National
   Municipals                                Municipals
   Oppenheimer California Municipal Fund     Limited Term New York Municipal Fund
   Oppenheimer Limited Term Municipal        Oppenheimer Senior Floating Rate Fund
   Fund

      Oppenheimer New Jersey Municipal Fund     Rochester Fund Municipals

   The following funds do not offer Class Y shares:

   Oppenheimer AMT-Free Municipals          Oppenheimer Limited Term Municipal Fund
   Oppenheimer AMT-Free New York Municipals Oppenheimer Multiple Strategies Fund
   Oppenheimer California Municipal Fund    Oppenheimer New Jersey Municipal Fund
   Oppenheimer Capital Income Fund          Oppenheimer Pennsylvania Municipal Fund
   Oppenheimer Cash Reserves                Oppenheimer Principal Protected Main
                                            Street Fund
   Oppenheimer Champion Income Fund         Oppenheimer Principal Protected Main
                                            Street Fund II
   Oppenheimer Convertible Securities Fund  Oppenheimer Quest Capital Value Fund,
                                            Inc.
   Oppenheimer Disciplined Allocation Fund  Oppenheimer Quest International Value
                                            Fund, Inc.
   Oppenheimer Developing Markets Fund      Oppenheimer Rochester National Municipals
   Oppenheimer Gold & Special Minerals Fund Oppenheimer Senior Floating Rate Fund
   Oppenheimer International Bond Fund      Oppenheimer Small Cap Value Fund
   Oppenheimer International Growth Fund    Oppenheimer Total Return Bond Fund
   Oppenheimer International Small Company  Limited Term New York Municipal Fund
   Fund

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X| How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, when shares of this Fund acquired by exchange of Class A shares of other
Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

      |X| Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

      |X| Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investor must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.
The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic
Withdrawal Plan, will be switched to the new fund account unless you tell the
Transfer Agent not to do so.  However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans
cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. The Fund, the Distributor, and the
Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Distributions and Taxes

Tax Status of the Fund's Dividends and Distributions. The federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of tax rules affecting an investment in the Fund.

Tax Status of the Fund. The Fund is a limited partnership and has made an election under the Internal Revenue Code to pay federal income taxes (at a special rate) on its income to allow it to maintain its status as a partnership. The characterization under the Internal Revenue Code of any income realized by the Fund after payment of that tax flows through to its limited partners. The Fund has obtained a ruling from the IRS that it will be classified as a partnership and that its general and limited partners will be treated as partners for federal income tax purposes.

      Shareholders of the Fund generally are liable for payment of taxes on their allocated share of fund income and realized capital gains. However, to the extent the Fund earns "portfolio interest" income, eligible foreign investors who are not subject to payment or withholding of U.S. tax on that type of income are likewise not subject to payment or withholding of U.S. tax on their allocated share of "portfolio interest" income from the Fund if certain conditions are met on a continuing basis. Some of those conditions are the following:

o     The Fund must maintain its treatment as a partnership for U.S. federal income tax purposes rather than become taxable as a corporation.
o     The Fund must comply with the provisions of the Internal Revenue Code applicable to limited partnerships.
   The income realized by the Fund must consist of interest income which qualifies for the "portfolio interest" exemption under the U. S.
      Internal Revenue Code.
o     Eligible Foreign Investors must provide the Fund with certification of their status by furnishing a valid Form W-8BEN at the time of investment and at specified times thereafter.

      Although the Fund has obtained a ruling relating to its tax status from the IRS, foreign investors should note that the IRS or the U.S. courts may ultimately determine that the Fund should be characterized as an association taxable as a corporation, rather than as a partnership for U.S. federal income tax purposes. If the Fund is characterized as an association taxable a corporation for U.S. federal income tax purposes, the Fund will incur U.S.
federal corporate income tax on its earnings. In addition, shareholders will incur U.S. federal income tax and withholding on distributions from the Fund because those distributions would no longer be eligible for the "portfolio interest" exemption.

      |X| Federal Tax Legislation Affecting Publicly-Traded Partnerships.
Under provisions of the Revenue Act of 1987, "publicly-traded" partnerships such as the Fund are generally characterized as corporations rather than partnerships for federal income tax purposes. The 1987 legislation does not apply to the Fund because the Fund was in existence and had obtained the IRS ruling relating to its tax status prior to enactment of that legislation. The
Fund maintained its status as an "existing partnership" under certain
"grandfathering" provisions of that legislation and, as such, continued to be treated as a partnership for federal income tax purposes. When the
"grandfathering" provisions of the 1987 legislation were set to expire on
December 31, 1997, it was anticipated that "existing partnerships" like the
Fund would be classified as "associations taxable as corporations" as of
January 1, 1998.

      However, the Taxpayer Relief Act of 1997 permitted a publicly-traded limited partnership that was in existence on December 17, 1987, like the
Fund, and that continued to meet certain other criteria, to elect to continue its status as a partnership for U.S. federal income tax purposes for tax years after December 31, 1997. The Fund made that election. As an "electing
1987 partnership," the Fund will seek to maintain its treatment as a partnership rather than become taxable as corporation by paying a tax equal to 3.5% of its gross income and meeting certain other criteria. That tax increases the Fund expenses and reduces its yield.

Tax Considerations for Fund Investors. For purposes of this discussion, the term "foreign investor" means an investor other than a U.S. citizen, U.S.
resident, or a U.S. corporation, partnership, estate or trust. A foreign investor who is engaged in a trade or business in the United States normally will be subject to U.S. federal income tax on any ordinary income and capital gains at the same rates applicable to U.S. persons on the investor's allocable share of ordinary income and capital gains realized by the Fund.
The foreign investor will be subject to tax to the extent that (1) that income and gains are deemed to be effectively connected with the conduct of the foreign investor's trade or business and (2) U.S. taxation of such income and gains is not avoided under the terms of an applicable U.S. income tax treaty.

      For this purpose, foreign investors will be deemed to be engaged in a trade or business in the U.S. and will be subject to U.S. federal income tax on their allocable share of the Fund's net income and capital gains if the
Fund were deemed to be engaged in a trade or business in the U.S. If the Fund were deemed to be engaged in a trade or business in the U.S., it would also be required to withhold U.S. federal income tax at the maximum rate applicable to the investor on income earned.

      The Fund has obtained an opinion of counsel to the effect that neither the Fund nor its investors, solely by virtue of their investment in the Fund, should be deemed to be engaged in a trade or business in the United States if the Fund adheres to its stated investment objective, policies and restrictions and to certain guidelines concerning its investment activities.
The Fund intends to comply with those restrictions and guidelines.
Consequently, any foreign investor in the Fund should not be deemed to be engaged in a trade or business in the United States solely by virtue of an investment in the Fund.

      Although the Fund and its tax counsel rendering such opinion believe that their position is fully supported by applicable law, there can be no assurance that the IRS or a court of law would not take a contrary position.
If the Fund is deemed to be engaged in a U.S. trade or business by a court of law, then its portfolio interest would be subject to U.S. federal income tax and the Fund would be obligated to withhold tax on all income allocated to shareholders.

      Assuming that a foreign investor purchasing Fund shares is not engaged in a trade or business in the United States, that investor's share of ordinary income realized by the Fund will not be subject to U.S. federal income tax (including withholding of such taxes), if
o     the ordinary income consists of interest income which qualifies for the
      "portfolio interest" exemption under Sections 871(h) and 881(c) of the
      Internal Revenue Code,
o     the foreign investor has furnished a valid and effective IRS Form
      W-8BEN (or substitute form) to the Fund,
o     the Fund has no actual knowledge that the investor is, in fact, a U.S.
      person, and
o     the investor properly certifies, if so required, that the beneficial owner of such investment is not (a) a "10% shareholder" (as defined in
      Section 871(h)(3) of the Code) of the issuer of the security held by the Fund which generates the interest income, (b) a controlled foreign corporation related to such issuer, or (c) a bank deemed to be receiving such interest (other than interest on an obligation of the
      United States) on an extension of credit made pursuant to a loan agreement entered into in the ordinary course of its trade or business.

      The Fund has been advised that interest income will qualify for the
"portfolio interest" exemption if it is paid with respect to a publicly-offered, registered debt obligation issued after July 18, 1984, with respect to which the Fund, which would otherwise be required to withhold U.S.
federal income tax from such interest, has received a valid and effective statement that the beneficial owner of the obligation is not a U.S. person. A statement such as that contained in the representations in Form W-8BEN is expected to be sufficient for that purpose. Interest income received by the
Fund on certain short-term investments might not qualify for the "portfolio interest" exemption. Accordingly, the portion of that interest allocable to foreign shareholders would be subject to U.S. federal income tax (including withholding taxes) during the calendar year such interest is received by the
Fund.

      A foreign investor who is not "engaged in a trade or business" in the
United States for purposes of the Internal Revenue Code generally will not be subject to U.S. federal income tax (or withholding) on that investor's allocated share of net short-term or long-term capital gains realized by the
Fund. To qualify, in the case of an investor who is a person, the investor must not be physically present in the U.S. for 183 or more days during the year or for such other period as would cause the investor to be treated as a
U.S. resident under the Internal Revenue Code. Proceeds of redemption of Fund shares also will not be subject to U.S. tax if they constitute non-U.S.
source income by virtue of the investor's non-U.S. status. However, even if the proceeds of share redemptions are not subject to U.S. tax under these rules, nevertheless the Fund might be required to withhold on the portion of those proceeds that represents the investor's allocable share of income or gains of the Fund that would otherwise be subject to withholding.

      Foreign investors who do not furnish a valid and effective Form W-8BEN or otherwise properly certify, if required by U.S. federal tax laws, that such investor is not (a) a "10 percent shareholder", (b) a controlled foreign corporation of the issuer, or (c) a bank deemed to be receiving such interest
(other than interest on an obligation of the United States) on an extension of credit made pursuant to a loan agreement entered into in the ordinary course of its trade or business may be subject to U.S. withholding taxes on their allocated shares of all income realized by the Fund (regardless of its source).

      Foreign shareholders are required to furnish a Form W-8BEN every three calendar years. As previously discussed, regardless of whether a valid and effective Form W-8BEN is furnished, foreign shareholders may be subject to
U.S. withholding taxes on their allocated shares of income realized by the
Fund from sources other than "portfolio interest" income and net realized capital gains unless such withholding taxes are reduced or eliminated under the terms of an applicable U.S. income tax treaty and the investor complies with all procedures for claiming the benefits of such a treaty. It is the intention of the Fund to withhold amounts required by the Internal Revenue
Code with respect to non-qualifying income and/or non-qualifying investors.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with Centennial
Asset Management Corporation, a subsidiary of the Manager that acts as the
Fund's Distributor or OppenheimerFunds Distributor, Inc., the
Sub-Distributor. The Distributor also distributes shares of the other
Centennial Trusts.

The Transfer Agent. Shareholder Services, Inc., the Fund's Transfer Agent, is
responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders of the Fund. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee.

      The Fund's Transfer Agent has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% per annum, effective October 1,
2001. That undertaking may be amended or withdrawn at any time.

The Custodian. Citibank, N.A. is the custodian bank of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian bank in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Auditors. Deloitte & Touche LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services. They also act as auditors for the Manager and for certain other funds advised by the Manager and its affiliates.
Audit and non-audit services provided to the Fund must be pre-approved by the
Audit Committee.  Non-audit services provided by Deloitte & Touche LLP to the
Manager and certain related companies must also be pre-approved by the Audit
Committee.
INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF MANAGING GENERAL PARTNERS AND SHAREHOLDERS OF CENTENNIAL AMERICA FUND, L.P.:

We have audited the accompanying statement of assets and liabilities of Centennial America Fund, L.P., including the statement of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

        We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Centennial America Fund, L.P. as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP DELOITTE & TOUCHE LLP Denver, Colorado February 20, 2004 STATEMENT OF INVESTMENTS DECEMBER 31, 2003 PRINCIPAL VALUE AMOUNT SEE NOTE 1 U.S. GOVERNMENT AGENCIES--163.1% FNMA Master Credit Facility: 1.09%, 1/2/04 $3,000,000 $ 2,999,909 1.12%, 5/3/04 2,500,000 2,490,511 -------------------------------------------------------------------------------- Federal Home Loan Bank: 1.04%, 1/7/04-1/28/04 5,155,000 5,152,799 1.05%, 1/14/04-2/6/04 5,000,000 4,996,415 1.06%, 2/18/04 2,500,000 2,496,450 1.065%, 1/23/04 2,000,000 1,998,698 1.08%, 3/26/04 2,750,000 2,742,988 1.12%, 4/16/04 3,000,000 2,990,107 -------------------------------------------------------------------------------- Federal Home Loan Mortgage Corp.: 1.05%, 2/3/04 4,000,000 3,996,150 1.055%, 3/25/04 4,500,000 4,488,952 1.07%, 2/5/04 1,133,000 1,131,810 -------------------------------------------------------------------------------- Federal National Mortgage Assn., 1.05%, 4/6/04 1,700,000 1,695,239 ------------ Total U.S. Government Agencies (Cost $37,180,028) 37,180,028 -------------------------------------------------------------------------------- JOINT REPURCHASE AGREEMENTS--13.1% 1
 	Undivided interest of 8.33% in joint repurchase agreement (Principal Amount/Market Value $36,000,000, with a maturity value of $36,001,820) with PaineWebber, Inc., 0.91%, dated 12/31/03, to be repurchased at $3,000,152 on 1/2/04, collateralized by Federal Home Loan Mortgage Corp., 5%, 12/1/33, with a value of

$36,780,632 (Cost $3,000,000) 3,000,000 3,000,000 -------------------------------------------------------------------------------- TOTAL INVESTMENTS, AT VALUE (COST $40,180,028) 176.2% 40,180,028 -------------------------------------------------------------------------------- LIABILITIES IN EXCESS OF OTHER ASSETS (76.2) (17,379,605) ------------------------- NET ASSETS 100.0% $ 22,800,423 ========================= 1. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks. SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 4 | CENTENNIAL AMERICA FUND, L.P. STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 2003 ------------------------------------------------------------------- ASSETS Investments, at value (including repurchase agreements of $3,000,000) (cost $40,180,028)-- see accompanying statement $40,180,028 ------------------------------------------------------------------- Cash 130,790 ------------------------------------------------------------------- Receivables and other assets: Interest 76 Other 8,961 ----------- Total assets 40,319,855 ------------------------------------------------------------------- LIABILITIES Payables and other liabilities: Shares of beneficial interest redeemed 14,955,460 Investments purchased 2,490,511 Distribution and service plan fees 19,789 Shareholder reports 14,921 Tax provision 4,303 Managing General Partners' compensation 2,290 Transfer and shareholder servicing agent fees 778 Dividends 79 Other 31,301 ----------- Total liabilities 17,519,432 ------------------------------------------------------------------- NET ASSETS $20,800,423 =========== ------------------------------------------------------------------- COMPOSITION OF NET ASSETS Paid-in capital $22,799,831 ------------------------------------------------------------------- Accumulated net realized gain on investments 592 ----------- NET ASSETS--applicable to 22,799,831 shares of beneficial interest outstanding $22,800,423 =========== ------------------------------------------------------------------- NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE $1.00 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 5 | CENTENNIAL AMERICA FUND, L.P. STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2003 ------------------------------------------------------------------ INVESTMENT INCOME Interest $466,617 ------------------------------------------------------------------ EXPENSES Management fees 179,251 ------------------------------------------------------------------ Service plan fees 79,276 ------------------------------------------------------------------ Shareholder reports 22,169 ------------------------------------------------------------------ Tax provision 16,153 ------------------------------------------------------------------ Legal, auditing and other professional fees 14,646 ------------------------------------------------------------------ Registration and filing fees 14,593 ------------------------------------------------------------------ Transfer and shareholder servicing agent fees 9,324 ------------------------------------------------------------------ Managing General Partners' compensation 6,831 ------------------------------------------------------------------ Insurance expenses 2,890 ------------------------------------------------------------------ Custodian fees and expenses 346 ------------------------------------------------------------------ Other 18,021 --------- Total expenses 363,500 Less reduction to custodian expenses (346) --------- Net expenses 363,154 ------------------------------------------------------------------ NET INVESTMENT INCOME 103,463 ------------------------------------------------------------------ NET REALIZED LOSS ON INVESTMENTS (944) ------------------------------------------------------------------ NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS $102,519 ========= SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 6 | CENTENNIAL AMERICA FUND, L.P. STATEMENTS OF CHANGES IN NET ASSETS ------------------------------------------------------------------------------- YEAR ENDED DECEMBER 31, 2003 2002 ------------------------------------------------------------------------------- OPERATIONS Net investment income $ 103,463 $ 391,841 ------------------------------------------------------------------------------- Net realized gain (loss) (944) 563 ----------------------------------- Net increase in net assets resulting from operations 102,519 392,404 ------------------------------------------------------------------------------- DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS Dividends from net investment income (103,463) (391,841) ------------------------------------------------------------------------------- BENEFICIAL INTEREST TRANSACTIONS Net decrease in net assets resulting from beneficial interest transactions (11,158,108) (15,664,910) ------------------------------------------------------------------------------- NET ASSETS Total decrease (11,159,052) (15,664,910) ------------------------------------------------------------------------------- Beginning of period 33,959,475 49,623,822 ----------------------------------- End of period $ 22,800,423 $ 33,959,475 =================================== SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 7 | CENTENNIAL AMERICA FUND, L.P.

FINANCIAL HIGHLIGHTS
YEAR ENDED DECEMBER 31,                           2003          2002          2001          2000          1999
---------------------------------------------------------------------------------------------------------------

 PER SHARE OPERATING DATA

 Net asset value, beginning of period          $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
---------------------------------------------------------------------------------------------------------------
 Income from investment operations--
 net investment income and net realized gain        -- 1         .01           .03           .05           .04
 Dividends and/or distributions to shareholders     -- 1        (.01)         (.03)         (.05)         (.04)
---------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                $  1.00       $  1.00       $  1.00        $ 1.00        $ 1.00
                                               ================================================================

---------------------------------------------------------------------------------------------------------------
 TOTAL RETURN 2                                   0.26%         0.97%         3.27%         5.52%         3.82%

---------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)      $22,800       $33,959       $49,624       $43,005       $27,503
---------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)             $39,838       $40,218       $49,690       $35,333       $24,285
---------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                            0.26%         0.97%         3.27%         5.35%         3.82%
 Total expenses                                   0.91% 4       0.87% 4       0.87% 4       1.00% 4       1.32%
1. Less than $0.005 per share. 2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. 3. Annualized for periods of less than one full year. 4. Reduction to custodian expenses less than 0.01%. SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 8 | CENTENNIAL AMERICA FUND, L.P. NOTES TO FINANCIAL STATEMENTS -------------------------------------------------------------------------------- 1. SIGNIFICANT ACCOUNTING POLICIES Centennial America Fund, L.P. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Fund is organized as a limited partnership and issues one class of shares, in the form of limited partnership interests. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

        The following is a summary of significant accounting policies consistently followed by the Fund.

-------------------------------------------------------------------------------- SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value. --------------------------------------------------------------------------------

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to limited partnerships. As a limited partnership, the Fund is not subject to U.S. federal income tax, and the character of the income earned and capital gains or losses realized by the Fund flows directly through to shareholders. Beginning in 1998, according to the provisions of the 1997 Taxpayer Relief Act, the Fund elected to be treated as an “Electing 1987 Partnership”. As such it will record a U.S. Federal income tax provision equal to 3.50% of gross income.

--------------------------------------------------------------------------------

MANAGING GENERAL PARTNERS’ COMPENSATION. The Board of Managing General Partners has adopted a deferred compensation plan for independent managing general partners that enables managing general partners to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Managing General Partner. Deferral of managing general partners’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

-------------------------------------------------------------------------------- EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund. -------------------------------------------------------------------------------- SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. -------------------------------------------------------------------------------- OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. 9 | CENTENNIAL AMERICA FUND, L.P. NOTES TO FINANCIAL STATEMENTS CONTINUED -------------------------------------------------------------------------------- 2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                   YEAR ENDED DECEMBER 31, 2003              YEAR ENDED DECEMBER 31, 2002
                                   SHARES                AMOUNT              SHARES                AMOUNT
-----------------------------------------------------------------------------------------------------------

 Sold                         192,629,095           192,629,095         177,080,061         $ 177,080,061
 Dividends and/or
 distributions reinvested          99,574                99,574             372,003               372,003
 Redeemed                    (203,886,777)         (203,886,777)       (193,116,974)         (193,116,974)
                             ------------------------------------------------------------------------------
 Net decrease                 (11,158,108)        $ (11,158,108)        (15,664,910)        $ (15,664,910)
                             ==============================================================================
-------------------------------------------------------------------------------- 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 	MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.45% of the first $500 million of average annual net assets of the Fund and 0.40% of average annual net assets over $500 million.

-------------------------------------------------------------------------------- TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Fund and for other registered investment companies. The Fund pays SSI a per account fee. For the year ended December 31, 2003, the Fund paid $9,048 to SSI for services to the Fund.

        SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average net assets of the Fund. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------

SERVICE PLAN (12B-1) FEES. The Fund has adopted a service plan. It reimburses Centennial Asset Management Corporation, the Distributor, for a portion of its costs incurred for services provided to accounts that hold shares of the Fund. Reimbursement is made quarterly at an annual rate of up to 0.20% of the average annual net assets of the Fund. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

10 | CENTENNIAL AMERICA FUND, L.P.

                                     A-4
                                  Appendix A

------------------------------------------------------------------------------
Description of Securities Ratings
------------------------------------------------------------------------------

Below is a description of the two highest rating categories for Short Term
Debt and Long Term Debt by the "Nationally-Recognized Statistical Rating
Organizations" which the Manager evaluates in purchasing securities on behalf of the Fund.  The ratings descriptions are based on information supplied by the ratings organizations to subscribers.

SHORT-TERM DEBT RATINGS.

Moody's Investors Service, Inc.  ("Moody's")

The following rating designations for commercial paper (defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers:

Prime-1: Superior capacity for repayment.  Capacity will normally be evidenced by the following characteristics: (a) leading market positions in well-established industries; (b) high rates of return on funds employed; (c)
conservative capitalization structure with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Strong capacity for repayment.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

      Moody's ratings for state and municipal short-term obligations are designated "Moody's Investment Grade" ("MIG"). Short-term notes which have demand features may also be designated as "VMIG".  These rating categories are as follows:

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

Standard & Poor's Ratings Services,  a division of The McGraw-Hill  Companies,
Inc. ("Standard and Poor's")

The following ratings by Standard and Poor's for commercial paper (defined by
Standard and Poor's as debt having an original maturity of no more than 365 days) assess the likelihood of payment:

A-1: Obligation is rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the obligor's capacity to meet its financial obligation is extremely strong.

A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Standard and Poor's ratings for Municipal Notes due in three years or less:
----------------------------------------------------------------------------

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Standard and Poor's assigns "dual ratings" to all municipal debt issues that have a demand or double feature as part of their provisions.  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature.  With short-term demand debt, Standard and Poor's note rating symbols are used with the commercial paper symbols (for example, "SP-1+/A-1+").

Fitch, Inc. ("Fitch")

Fitch assigns the following short-term ratings to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes:

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

Dominion Bond Rating Service Limited ("DBRS")
------------------------------------------------------------------------------

R-1: Short term debt rated "R-1 (high)" is of the highest credit quality,  and indicates  an entity which  possesses  unquestioned  ability to repay  current liabilities  as they  fall  due.  Entities  rated  in this  category  normally
maintain   strong   liquidity   positions,   conservative   debt   levels  and
profitability  which is both stable and above average.  Companies achieving an
"R-1  (high)"  rating are  normally  leaders in  structurally  sound  industry segments with proven track records,  sustainable  positive  future results and
no  substantial   qualifying  negative  factors.  Given  the  extremely  tough definition  which DBRS has established  for an "R-1 (high)",  few entities are strong enough to achieve this rating.  Short term debt rated "R-1 (middle)" is of  superior  credit  quality  and, in most  cases,  ratings in this  category differ from "R-1 (high)"  credits to only a small degree.  Given the extremely tough  definition  which  DBRS has for the "R-1  (high)"  category  (which few companies  are  able to  achieve),  entities  rated  "R-1  (middle)"  are also considered strong credits which typically  exemplify above average strength in key areas of  consideration  for debt  protection.  Short term debt rated "R-1
(low)" is of  satisfactory  credit quality.  The overall  strength and outlook for key liquidity,  debt and profitability ratios is not normally as favorable
as  with  higher  rating  categories,   but  these  considerations  are  still
respectable.  Any  qualifying  negative  factors  which  exist are  considered manageable,  and the  entity  is  normally  of  sufficient  size to have  some influence in its industry.

R-2:  Short term debt rated  "R-2" is of  adequate  credit  quality and within the three subset grades  (high,  middle,  low),  debt  protection  ranges from having reasonable  ability for timely repayment to a level which is considered only just  adequate.  The  liquidity  and debt ratios of entities in the "R-2"
classification are not as strong as those in the "R-1" category,  and the past and future  trend may suggest  some risk of  maintaining  the  strength of key
ratios  in  these  areas.   Alternative   sources  of  liquidity  support  are
considered  satisfactory;  however,  even the strongest liquidity support will not improve the commercial paper rating of the issuer.  The size of the entity may restrict  its  flexibility,  and its relative  position in the industry is not typically as strong as the "R-1 credit".  Profitability  trends,  past and future,  may be less  favorable,  earnings not as stable,  and there are often negative  qualifying  factors  present  which  could also make the entity more vulnerable to adverse changes in financial and economic conditions.

LONG TERM DEBT RATINGS.

These ratings are relevant for securities purchased by the Fund with a remaining maturity of 397 days or less, or for rating issuers of short-term obligations.

Moody's

Bonds (including municipal bonds) are rated as follows:

Aaa: Judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged."  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.
Aa: Judged to be of high quality by all standards. Together with the "Aaa"
group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

      Moody's applies numerical modifiers "1", "2" and "3" in its "Aa" rating classification. The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category.

Standard and Poor's

Bonds (including municipal bonds maturing beyond three years) are rated as follows:

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. A strong capacity to meet its financial commitment on the obligation is very strong.

Fitch

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

      Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

                                     B-1
                                  Appendix B

                           Industry Classifications

Aerospace & Defense                Industrial Conglomerates
Air Freight & Couriers             Insurance
Airlines                           Internet & Catalog Retail
Asset Backed Securities            Internet Software & Services

Auto Components                    Information Technology Consulting & Services
Automobiles                        Leasing and Factoring
Banks                              Leisure Equipment & Products
Beverages                          Machinery
Biotechnology                      Marine
Building Products                  Media
Capital Markets                    Metals & Mining
Chemicals                          Multiline Retail
Commercial Finance                 Multi-Utilities
Commercial Services & Supplies     Municipal
Communications Equipment           Office Electronics
Computers & Peripherals            Oil & Gas
Construction & Engineering         Paper & Forest Products
Construction Materials             Personal Products
Consulting & Services              Pharmaceuticals
Consumer Finance                   Real Estate
Containers & Packaging             Repurchase Agreements
Distributors                       Road & Rail
Diversified Financials             Semiconductor Equipment & Products
Diversified Telecommunication      Software
Services
Electric Utilities                 Special Purpose Financial
Electrical Equipment               Specialty Retail
Electronic Equipment & Instruments Textiles & Apparel
Energy Equipment & Services        Tobacco
Food & Drug Retailing              Trading Companies & Distributors
Food Products                      Transportation Infrastructure
Foreign Government                 U.S. Government Agencies-Full Faith and

                                   Credit Agencies
Gas Utilities                      U.S. Government Agencies-Government Sponsored
                                   Enterprises
Health Care Equipment & Supplies   U.S. Government Instrumentalities
Health Care Providers & Services   U.S. Government Obligations
Hotels Restaurants & Leisure       Water Utilities
Household Durables                 Wireless Telecommunication Services
Household Products

                                   C-38

                                  Appendix C

                        FIRST TRUST AMERICA FUND, L.P.
                        ------------------------------

                       AGREEMENT OF LIMITED PARTNERSHIP
                             dated April 28, 1987

                              TABLE OF CONTENTS

1.  GENERAL PROVISIONS

    1.1    Formation

    1.2    Name and Place of Business

    1.3    Term

    1.4    Agent for Service of Process

    1.5    Certificate of Limited Partnership

    1.6    Other Acts/Filings

2.  DEFINITIONS

    2.1
Affiliate

    2.2
Capital Account

    2.3
General Partner

    2.4
Holder of Record or Holder of a Share

    2.5
Limited Partner

    2.6
Majority Vote

    2.7
Managing General Partner

    2.8
Net Asset Value (per Share)

2.9   Non-Managing General Partner
    2.10
    Officers

    2.11
Partners

    2.12
Partnership

    2.13
Partnership Act

    2.14
Partnership Group

    2.15
Person

    2.16
Registration Statement

    2.17
Secretary of State

    2.18
Share (including fractional Shares)

    2.19
Substituted Limited Partner

    2.20
Tax Code

    2.21
Transfer Agent

    2.22
1940 Act

3.  ACTIVITIES AND PURPOSE

    3.1    Operating Policy

    3.2    Investment Objectives

    3.3    Investment Policies and Restrictions

    3.4    Other Authorized Activities

4.  GENERAL PARTNERS

    4.1
Identity and Number

    4.2    Managing and Non-Managing General Partners

4.3   General Partners' Contributions
    4.4
    Management and Control

    4.5
Action by the Managing General Partners

    4.6
Limitations on the Authority of the Managing

General Partners

    4.7
Right of General Partners to Become

Limited Partners

    4.8
Termination of a General Partner

    4.9
Additional or Successor General Partners

    4.10
Liability to Limited Partners

    4.11
Assignment and Substitution

    4.12
No Agency

    4.13
Reimbursement and Compensation

    4.14
Indemnification

5.  LIMITED PARTNERS

    5.1
Identity of Limited Partners

    5.2
Admission of Limited Partners

    5.3
Contributions of the Limited Partners

    5.4
Additional Contributions of Limited Partners

    5.5
Use of Contributions

    5.6
Redemption by Limited Partners

    5.7
Minimum Contribution and Mandatory Redemption

    5.8
Limited Liability

    5.9
No Power to Control Operations

    5.10
Tax Responsibility

6.  SHARES OF PARTNERSHIP INTEREST

7.  PURCHASE AND EXCHANGE OF SHARES

    7.1    Purchase of Shares

    7.2    Net Asset Value

    7.3    Exchange of Shares

8.  REDEMPTION OF SHARES

    8.1    Redemption of Shares

    8.2    Payment for Redeemed Shares

9.  MATTERS AFFECTING THE PARTNERSHIP'S BASIC STRUCTURE

    9.1
Rights of Limited Partners

    9.2
Actions of the Partners

    9.3
Meetings

    9.4
Notices

    9.5
Validity of Vote for Certain Matters

    9.6
Adjournment

    9.7
Waiver of Notice and Consent to Meeting

    9.8
Quorum

    9.9
Required Vote

    9.10
Action by Consent Without a Meeting

9.11  Record Date
    9.12
    Proxies

    9.13
Number of Votes

    9.14
Communication Among Limited Partners

10. DISTRIBUTIONS AND ALLOCATION OF PROFITS AND LOSSES

    10.1   Fees of General Partners

    10.2   Distributions of Income and Gains

    10.3   Allocation of Income, Gains, Losses, Deductions
                and Credits

    10.4   Returns of Contributions

    10.5   Capital Accounts

    10.6   Allocations of Capital Gains and Losses and
                Additional Rules

11. ASSIGNMENT OF SHARES; SUCCESSOR IN INTEREST; SUBSTITUTION
           OF PARTNERS

    11.1   Prohibition on Assignment

    11.2   Rights of the Holders of Shares as Collateral or
                Judgment Creditor

    11.3   Death, Incompetency, Bankruptcy or Termination
                of the Existence of a Partner

    11.4   Substituted Limited Partners

12. DISSOLUTION AND TERMINATION OF THE PARTNERSHIP

    12.1   Dissolution

    12.2   Liquidation

    12.3   Termination

13. BOOKS, RECORDS, ACCOUNTS AND REPORTS

    13.1   Books and Records

    13.2   Limited Partners' Access to Information

    13.3   Accounting Basis and Fiscal Year

    13.4   Tax Returns

    13.5   Filings with Regulatory Agencies

    13.6   Tax Matters and Notice Partner

14. AMENDMENTS OF PARTNERSHIP DOCUMENTS

    14.1   Amendments in General

    14.2   Amendments Without Consent of Limited Partners

    14.3   Amendments Needing Consent of Affected Partners

    14.4   Amendments to Certificate of Limited
                Partnership

    14.5   Amendments After Change of Law

15. MISCELLANEOUS PROVISIONS

    15.1   Notices

    15.2   Section Headings

    15.3   Construction

    15.4   Severability

    15.5   Governing Law

    15.6   Counterparts

    15.7   Entire Agreement

    15.8   Cross-References

    15.9   Power of Attorney to the General Partners

    15.10  Further Assurances

    15.11  Successors and Assigns

    15.12  Waiver of Action for Partition

    15.13  Creditors

    15.14  Remedies

    15.15  Custodian

    15.16  Use of Name "First Trust"

    15.17  Authority

    15.18  Signatures

                        FIRST TRUST AMERICA FUND, L.P.

      This AGREEMENT OF LIMITED PARTNERSHIP ("Partnership Agreement") is
entered into as of this 28th day of April, 1987 by and among Gerald E.
Pelzer, an individual, Thomas L. Johnson, an individual, Dr. David Johnston, an individual, and Edward McGrew, an individual, as Managing General
Partners; Clayton Brown Investments, Inc., an Illinois corporation, as
Non-Managing General Partner (collectively, the "General Partners"); and
Clayton Brown Investments, Inc., an Illinois corporation, as Limited Partner.

      1.   GENERAL PROVISIONS

           1.1   Formation. The parties hereby agree to form a limited
partnership (the "Partnership") under the terms and conditions set forth below pursuant to the Delaware Revised Uniform Limited Partnership Act (the
"Partnership Act").

           1.2   Name and Place of Business. The name of the Partnership
shall be First Trust America Fund, L.P., or such other name as shall be selected from time to time by the Managing General Partners. The principal place of business of the Partnership shall be 300 W. Washington Street,
Chicago, Illinois 60606 or such other place or places as the Managing General
Partners may deem necessary or desirable to the conduct of the Partnership's activities, including places for the conduct of activities relating to its investments, the location and holding of its assets, the execution of its portfolio transactions and other operations. The registered office of the
Partnership in Delaware is located at 1209 Orange Street, in the City of
Wilmington, County of New Castle.

           1.3   Term. The term of the Partnership shall commence upon the
filing of the Certificate of Limited Partnership with the Secretary of State and shall continue until the 31st day of December, 2037, unless terminated earlier in accordance with the provisions of this Partnership Agreement.

           1.4   Agent for Service of Process. The registered agent for
service of process on the Partnership in Delaware is The Corporation Trust
Company, 1209 Orange Street, Wilmington, Delaware or such other eligible
Delaware resident individual or corporation qualified to act as an agent for service of process as the Managing General Partners shall designate.

           1.5   Certificate of Limited Partnership. The Managing General
Partners shall cause a Certificate of Limited Partnership to be filed with the Secretary of State in accordance with the terms of the Partnership Act.

                 Other Acts/Filings. The Partners shall from time to time
execute or cause to be executed all such certificates, fictitious business name statements, and other documents, and do or cause to be done all such filings, recordings, publishings, and other acts as the Managing General
Partners may deem necessary or appropriate to comply with the requirements of law for the formation and operation of the Partnership in all jurisdictions in which the Partnership shall desire to conduct its activities.

      2.   DEFINITIONS

           When used in this Partnership Agreement the following terms shall have the meanings set forth below:

           2.1   Affiliate. "Affiliate" shall mean: (i) any person directly or indirectly controlling, controlled by or under common control with another person; (ii) a person owning or controlling 10% or more of the outstanding securities of that other person; (iii) any officer, director, trustee or partner of that other person; or (iv) if that other person is an officer, director, trustee or partner, any company for which that person acts in any such capacity (person shall include any natural person, partnership, corporation, association or other legal entity).

           2.2   Capital Account. The account maintained for each Partner in accordance with Section 10.5 hereof.

           2.3   General Partner. Each of the initial General Partners
designated in the Preamble and any other person or entity who shall hereafter become a General Partner.

           2.4   Holder of Record or Holder of a Share.

                 (a) a General Partner;

                 (b) a Limited Partner if he or it has not redeemed or
transferred all of his (its) Shares of the Partnership pursuant to Sections 8 or 11;

                 (c) a purchaser of a Share or Shares of the Partnership; or

                 (d) the successor in interest of a Partner under Section 11.

           2.5   Limited Partner. The original Limited Partner and all other persons who shall hereinafter be admitted to the Partnership as additional
Limited Partners or Substituted Limited Partners, except those persons who:

                 (a) have redeemed all Shares of the Partnership owned by
them and such redemption has been reflected in the records of the
Partnership; or

                 (b) have been replaced by a Substituted Limited Partner to the extent of their entire Limited Partnership Interest. Reference to a
"Limited Partner" shall mean any one of the Limited Partners.

           2.6   Majority Vote. The affirmative vote of the lesser of (i) 67%
or more of the Shares represented at a meeting and entitled to vote if more than 50% of the then outstanding Shares are present or represented by proxy, or (ii) more than 50% of the then outstanding Shares entitled to vote.

           2.7   Managing General Partner. Each General Partner who is an
individual.

           2.8   Net Asset Value (per Share). The value (in U.S. Dollars) of a Share as determined in accordance with Section 7.2 hereof.

           2.9   Non-Managing General Partner. Each General Partner that is not an individual (i.e., any General Partner that is a corporation, association, partnership, joint venture or trust).

           2.10  Officers. Those persons designated by the Managing General
Partners to perform administrative and operational functions on behalf of the
Managing General Partners.

           2.11  Partners. Collectively, the General Partners and the Limited
Partners. "Partner" means any one of the Partners.

           2.12  Partnership. The limited partnership created and continued
by this Partnership Agreement.

           2.13  Partnership Act. The Delaware Revised Uniform Limited
Partnership Act (Sections 17-101 through 17-1108, Chapter 17, Title 6 of the
Delaware Code).

           2.14  Partnership Group. All other investment companies of which
Clayton Brown & Associates, Inc. or any parent, subsidiary or affiliate is organizer or sponsor and which are registered under the 1940 Act.

           2.15  Person. An individual, partnership, joint venture,
association, corporation or trust.

           2.16  Registration Statement. The Registration Statement on Form
N-1A, registering the Partnership under the 1940 Act and the Shares of the
Partnership under the Securities Act of 1933, as such Registration Statement may be amended from time to time.

2.17  Secretary of State. The Secretary of State of the State of Delaware.

           2.18  Share (including fractional Shares). A partnership interest in the Partnership. Reference to "Shares" shall be to more than one Share.

           2.19  Substituted Limited Partner. A successor in interest of a
Limited Partner who has complied with the conditions set forth in Section 11.

           2.20  Tax Code. The Internal Revenue Code of 1986, as amended, or corresponding provisions of subsequent revenue laws, and all regulations, rulings and other promulgations or judicial decisions thereunder.

           2.21  Transfer Agent. The person appointed by the Managing General
Partners to be primarily responsible for maintaining the records pertaining to Limited Partners and certain other records of the Partnership.

           2.22  1940 Act. The Investment Company Act of 1940, as amended, or as it may hereafter be amended, and the Rules and Regulations thereunder.

      3.   ACTIVITIES AND PURPOSE

           3.1   Operating Policy. The Partnership will be authorized and
empowered to operate and will operate as an open-end, diversified management investment company under the 1940 Act.

           3.2   Investment Objectives. The investment objective of the
Partnership is to seek high current return and safety of principal with income free of U.S. taxes and U.S. tax withholding requirements for qualifying foreign investors by investing in obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, including mortgage-backed securities and securities issued by private entities and collateralized by such obligations, or such other investment objectives as may be adopted from time to time by the Managing General Partners.

           3.3   Investment Policies and Restrictions. The investment
policies and restrictions of the Partnership shall be the investment policies and restrictions set forth in the Partnership's then current Prospectus or
Statement of Additional Information (hereinafter referred to collectively as the "Prospectus"). Unless otherwise indicated in the Prospectus, such investment policies and restrictions may be changed from time to time by the
Managing General Partners.

           3.4   Other Authorized Activities. Subject to the limitations set forth in this Partnership Agreement, the Partnership shall have the power to purchase and sell securities, issue evidences of indebtedness in connection with Partnership business, to join or become a partner in limited or general partnerships and to do any and all other things and acts, and to exercise any and all of the powers that a natural person could do or exercise and which now or hereafter may be lawfully done or exercised by a Delaware limited partnership.

      4.   GENERAL PARTNERS

           4.1   Identity and Number. The names of the General Partners and their last known business or residence address shall be set forth in the
Certificate of Limited Partnership, as it may be amended from time to time;
this same information, together with the amounts of the contributions of each
General Partner and their current Share ownership, shall be set forth on the records of the Partnership. The General Partners shall be identified as such on such records and also shall be identified separately as Managing General
Partners or Non-Managing General Partners. The numbers of Managing and
Non-Managing General Partners shall be fixed by the Managing General
Partners, provided, however, that the number of General Partners shall at no time exceed eighteen.

           4.2   Managing and Non-Managing General Partners. Only individuals may act as Managing General Partners, and all General Partners who are
individuals shall act as Managing General Partners. Any General Partner that is a corporation, association, partnership, joint venture or trust shall act as a Non-Managing General Partner. Except as provided in Section 4.4 hereof, a Non-Managing General Partner as such shall take no part in the management, conduct or operation of the Partnership's business and shall have no authority to act on behalf of the Partnership or to bind the Partnership. All
General Partners, including Managing and Non-Managing General Partners, shall be subject to election and removal by the Partners to the extent hereinafter provided.

           4.3   General Partners' Contributions. (a) Each General Partner,
as such, shall make a contribution of cash to the Partnership sufficient to purchase at least one Share (plus any applicable sales charge) and shall continue to own unencumbered at least one such Share at all times while serving as a General Partner. The amount contributed by each General Partner shall be the amount actually invested in Shares of the Partnership at their
Net Asset Value, which amount shall not include any sales charges and which amount may be less than the offering price paid by such General Partner for his shares to the extent the offering price includes any sales charges. The amount of such contributions and the number of Shares owned by each General
Partner shall be set forth in the records of the Partnership.

                 (b) The Non-Managing General Partner shall, in its capacity as such Non-Managing General Partner, be obligated to contribute to the
Partnership through the purchase of Shares from time to time amounts sufficient to enable the General Partners, in the aggregate, to maintain in their capacities as General Partners an interest in each material item of
Partnership income, gain, loss, deduction or credit equal to at least 1% of each such item at all times during the existence of the Partnership. If, upon termination of the Partnership, the General Partners have a negative balance in their Capital Accounts, they shall in their capacity as General Partners be obligated to make additional capital contributions in cash equal to the lesser of (i) the negative balance in their Capital Accounts or (ii) the amount, if any, by which 1.01% of the total capital contributions of the
Limited Partners exceeds the total capital contributions of the General
Partners prior to such termination. For as long as the Non-Managing General
Partner retains its status as such, it shall not redeem or assign Shares held by it in its capacity as the Non-Managing General Partner or otherwise accept distributions in cash or property if such action would result in the failure of the General Partners to maintain such an interest. In the event that the
Non-Managing General Partner is removed or stands for re-election and is not re-elected by the Partners pursuant to Section 9 hereof, the Non-Managing
General Partner may, upon not less than thirty (30) days' written notice, redeem its Shares in the same manner as is provided in Section 8 hereof. In the event that the Non-Managing General Partner voluntarily withdraws or declines to stand for reelection, the Non-Managing General Partner may, upon not less than thirty (30) days' written notice following the occurrence of such event, redeem its Shares in the same manner as provided in Section 8. In the event that the Non-Managing General Partner is removed, stands for reelection and is not re-elected, voluntarily withdraws or declines to stand for reelection, the Managing General Partners shall cause the Certificate of
Limited Partnership to be amended as provided in Section 14.4 hereof to reflect such withdrawal.

           4.4   Management and Control. Subject to the terms of this
Partnership Agreement and the 1940 Act, the Partnership will be managed by the Managing General Partners, who will have complete and exclusive control over the management, conduct and operation of the Partnership's business, and, except as otherwise specifically provided in this Partnership Agreement, the Managing General Partners shall have the rights, powers and authority, on behalf of the Partnership and in its name to exercise all of the rights, powers and authority of partners of a partnership without limited partners.
Any Managing General Partner may, by power of attorney, delegate his power to any other Managing General Partner, provided that in no case shall less than two General Partners personally exercise their other powers hereunder except as herein otherwise expressly provided. The Managing General Partners may contract on behalf of the Partnership with one or more banks, trust companies, underwriters or investment advisers for the performance of such functions as the Managing General Partners may determine, but subject always to their continuing supervision, including, without limitation, the investment and reinvestment of all or part of the Partnership's assets and execution of portfolio transactions, the distribution of Shares, and any or all administrative functions. The Managing General Partners may appoint officers or agents to perform such duties on behalf of the Partnership and the Managing General Partners as the Managing General Partners deem desirable. Such officers or agents need not be General or Limited Partners.
The Managing General Partners may also employ persons to perform various duties on behalf of the Partnership as employees of the Partnership. The
Managing General Partners shall devote themselves to the Partnership's business to the extent they may determine necessary for the efficient conduct thereof, which need not, however, occupy their full time. The General
Partners may also engage in other businesses, whether or not similar In nature to the business of the Partnership, subject to the limitations of the
1940 Act.

                 In the event that no Managing General Partner shall remain for the purpose of managing and conducting the business of the Partnership, the Non-Managing General Partner shall promptly call a meeting of the Limited
Partners, to be held within sixty (60) days of the date the last Managing
General Partner ceases to act in such capacity, to elect new Managing General
Partners. For the period of time during which no Managing General Partner shall remain, the Non-Managing General Partner, subject to the terms and provisions of this Partnership Agreement, shall be permitted to engage in the management, conduct and operation of the business of the Partnership.

           4.5   Action by the Managing General Partners. Unless otherwise
required by the 1940 Act with respect to any particular action, the Managing
General Partners shall act only by vote of a majority of the Managing General
Partners at a meeting duly called at which a quorum of the Managing General
Partners is present or by unanimous written consent of the Managing General
Partners without a meeting. At any meeting of the General Partners, a majority of the Managing General Partners shall constitute a quorum. Any or all of the Managing General Partners may participate in a meeting by means of a conference telephone or similar communications equipment by means of which all persons participating in the meeting can hear each other at the same time; and participation by such means shall constitute presence in person at a meeting. in there shall be more than one Managing General Partner, no single Managing General Partner shall have authority to act on behalf of the
Partnership or to bind the Partnership unless authorized by the Managing
General Partners. The Managing General Partners shall appoint one of their number to be Chairman. Meetings of the Managing General Partners may be
called orally or in writing by the Chairman or by any two Managing General
Partners. Notice of the time, date and place of all meetings of the Managing
General Partners shall be given by the party or parties calling the meeting to each Managing General Partner by telephone or telegram sent to his home or business address at least twenty-four hours in advance of the meeting or by written notice mailed to his home or business address at least seventy-two hours in advance of the meeting. Notice need not be given to any Managing
General Partner who attends the meeting without objecting to the lack of notice or who executes a written waiver of notice with respect to the meeting. The Chairman, if present, shall preside at all meetings of Partners.
Notwithstanding anything contained in this Partnership Agreement, the
Managing General Partners may designate one (1) or more committees to act on behalf of the Managing General Partners.

           4.6   Limitations on the Authority of the Managing General
Partners. The Managing General Partners shall have no authority without the vote or written consent or ratification of the Limited Partners to:

                 (a) do any act in contravention of this Partnership
Agreement, as it may be amended from time to time;

                 (b) do any act which would make it impossible to carry on
the ordinary activities of the Partnership;

                 (c) confess a judgment against the Partnership;

                 (d) possess Partnership property, or assign their rights in specific property, for other than a Partnership purpose;

                 (e) admit a person as a General Partner except in accordance with Section 9 hereof; or

                 (f) admit a person as a Limited Partner, except in
accordance with Section 5 hereof.

           4.7   Right of General Partners to Become Limited Partners. A
General Partner may also own Shares as a Limited Partner without obtaining the consent of the Limited Partners and thereby become entitled to all the rights of a Limited Partner to the extent of the Limited Partnership Interest so acquired. Such event shall not, however, be deemed to reduce or otherwise affect any of the General Partners' liability hereunder as a General Partner.
If a General Partner shall also become a Limited Partner, the contributions and Share ownership of such General Partner shall be separately designated in the records of the Partnership to reflect his interest in each capacity.

           4.8   Termination of a General Partner. (a) The interest of a
General Partner shall terminate and such person shall have no further right or power to act as a General Partner (except to execute any amendment to this
Partnership Agreement to evidence his termination):

                     (i) upon death of the General Partner;

                     (ii)upon an adjudication of incompetency of the General
Partner;

                     (iii)    if such General Partner is removed pursuant to
Subsection (c) of this Section 4.8 or stands for reelection and is not reelected by the Partners, as provided in Section 9 below;

                     (iv)in the case of the Non-Managing General Partner,
upon the filing of a certificate of dissolution, or its equivalent, or a voluntary or involuntary petition in bankruptcy for such Non-Managing General
Partner; or

                     (v) If such General Partner voluntarily withdraws or
retires upon not less than ninety (90) days' written notice to the other
General Partners.

                 (b) Notwithstanding the foregoing, the Non-Managing General
Partner shall not voluntarily withdraw or otherwise voluntarily terminate its status as the Non-Managing General Partner until the earliest of (i) 180 days from the date that the Non-Managing General Partner gives the other General
Partners written notice of Its intention to withdraw as a Non-Managing
General Partner, (ii) the date that a successor Non-Managing General Partner, who has agreed to assume the obligations of a Non-Managing General Partner as set forth in Section 1.3(b) hereof, is appointed by the Managing General
Partners pursuant to Section 4.9 hereof or elected by the Partners pursuant to Section 9 hereof, or (iii) the date that another General Partner assumes the obligations imposed upon the Non-Managing General Partner pursuant to
Section 4.3(b) hereof. The failure of the Non-Managing General Partner to seek reelection at any meeting of the Partners called for such purpose shall be deemed to constitute a voluntary withdrawal as of the date of such meeting and shall constitute written notice as at the date of notice of such meeting of its intention to withdraw as a Non-Managing General Partner, unless it has delivered written notice at an earlier date.

                 (c) Any Managing General Partner may be removed at any time by vote of, or a written instrument signed by, at least two-thirds of the
Managing General Partners prior to such removal, specifying the date when such removal shall become effective. A Managing General Partner may also be removed after Limited Partners holding of record not less than two-thirds of the outstanding Shares have declared that such Managing General Partner be removed from that office by a declaration in writing signed by such Limited
Partners and filed with the custodian of the assets of the Partnership or by votes cast by such Limited Partners in person or by proxy at a meeting called for such purpose. Solicitation of such a declaration shall be deemed a solicitation of a proxy within the meaning of Section 20(a) of the 1940 Act.

                 (d) In the event a General Partner ceases to be a General
Partner, the remaining General Partners shall have the right to continue the operations of the Partnership.

                 (e) Termination of a person's status as a General Partner
shall not affect his status, if any, as a Limited Partner. A General Partner may retain Shares owned in his capacity as a Limited Partner provided such
General Partner has been or is admitted to Partnership as a Limited Partner in accordance with Section 5.2.

                 (f) A person who ceases to be a General Partner shall
nevertheless be deemed to be acting as a General Partner with respect to a third party doing business with the Partnership until an amended Certificate of Limited Partnership is filed with the Secretary of State.

           4.9   Additional or Successor General Partners. In case a vacancy shall, by reason of the withdrawal or termination of a General Partner, an increase in the number of General Partners or for any other reason exist, the remaining Managing General Partners, if any, shall fill such vacancy by appointing such other person as General Partner as they in their discretion may see fit. Such appointment shall be evidenced by a written instrument signed by a majority of the Managing General Partners whereupon the appointment shall take effect. Within 90 days after such appointment the
Managing General Partners shall cause notice of such appointment to be mailed to each Limited Partner at his address as recorded on the books of the
Partnership and shall cause to be filed with the Secretary of State an amended Certificate of Limited Partnership reflecting the appointment of such
General Partner. An appointment of a General Partner may be made by the
Managing General Partners and notice thereof mailed to the Limited Partners as aforesaid in anticipation of a vacancy to occur by reason of retirement, withdrawal or increase in the number of General Partners effective at a later date, provided that said appointment shall become effective only at or after the effective date of said retirement, withdrawal or increase in the number of General Partners. A person also may be added or substituted as a General
Partner upon his election and admission by the Partners at a meeting of
Partners or by written consent without a meeting as provided in Section 9 hereof. Each General Partner, by becoming a General Partner, consents to the admission as an added or substituted General Partner of any person appointed by the Managing General Partners or elected by the Partners in accordance with this Partnership Agreement. Any person who is appointed or elected to be admitted as a General Partner and who shall not be serving as a General
Partner at the time of such appointment or election, shall be admitted to the
Partnership as a General Partner effective as of the date of such appointment or election. Any General Partner who stands for re-election and is not re-elected at any such meeting in the manner specified in Section 9 shall be deemed to have withdrawn as of the date of such meeting.

           4.10  Liability to Limited Partners. The General Partners shall not be personally liable for the repayment of any amounts standing in the account of a Limited Partner or holder of Shares including, but not limited to, contributions with respect to such Shares, except by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Any payment, other than in the event of willful misfeasance, bad faith, gross negligence 1 or reckless disregard of the duties involved in the conduct of his office by a General
Partner, which results in a personal liability to Limited Partners or holders of Shares, shall be solely from the Partnership's assets.

                 So long as the General Partners have acted in good faith and in a manner reasonably believed to be in the best interests of the Limited
Partners, the General Partners shall not have any personal liability to any holder of Shares or to any Limited Partner by reason of (1) any failure to withhold income tax under Federal or state tax laws with respect to income allocated to Limited Partners or (2) any change in the Federal or state tax laws or in the interpretation thereof as they apply to the Partnership, the holders of the Shares or the Limited Partners, whether such change occurs through legislative, judicial or administrative action.

           4.11  Assignment and Substitution. Each Share held by a General
Partner in his capacity as a General Partner shall be designated as such, and each such Share shall be non-assignable, except to another person who already is a General Partner, and then only with the consent of the Managing General
Partners, and shall be redeemable by the Partnership only in the event that
(i) the holder thereof has ceased to be a General Partner of the Partnership or (ii) in the opinion of counsel for the Partnership redemption of Shares held by a General Partner would not jeopardize the status of the Partnership as a partnership for Federal income tax purposes.

           4.12  No Agency. Except as provided In Section 15.9 below, nothing in this Partnership Agreement shall be construed as establishing any General
Partner as an agent of any Limited Partner.

           4.13  Reimbursement and Compensation. Managing General Partners
may receive reasonable compensation for their services as Managing General
Partners and will be reimbursed for all reasonable out-of-pocket expenses incurred in performing their duties hereunder, as provided in Section 10.1.

           4.14  Indemnification. (a) Subject to the exceptions and
limitations contained in Subsection (b) below:

                     (i) Every person who is, or has been, a General Partner,
an officer and/or Director of a Non-Managing General Partner or an officer of the Partnership (each hereinafter referred to as a "Covered Person") shall be indemnified by the Partnership to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a
General Partner, an officer and/or Director of a Non-Managing General Partner or an officer of the Partnership and against amounts paid or incurred by him in the settlement thereof;

                     (ii)the words "claim", "action", "suit" or "proceeding"
shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                 (b) No indemnification shall be provided hereunder to a
Covered Person:

                     (i) who shall have been finally adjudicated by a court
or other body before which the proceeding was brought (A) to be liable to the
Partnership or its Partners by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interests of the Partnership;

                     (ii)in the event of a settlement, or other disposition
not involving a final adjudication as provided in Subsection (b)(i) unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

                         (A)  by the court or other body approving the
                     settlement or other disposition;

                         (B)  by vote of at least a majority of those
                     Managing General Partners who are neither interested
                     persons (as defined in the 1940 Act) of the Partnership
                     nor are parties to the matter based upon a review of
                     readily available facts (as opposed to a full trial-type
                     inquiry); or

                         (C)  by written opinion of independent legal
                     counsel, based upon a review of readily available facts
                     (as opposed to a full trial-type inquiry); provided,
                     however, that any Partner may, by appropriate legal
                     proceedings, challenge any such determination by the
                     Managing General Partners, or by independent counsel; or

                     (iii)    who shall have acted outside the scope of the
Managing General Partners' authority.

                 (c) The rights of indemnification herein provided may be
insured against by policies maintained by the Partnership, shall be severable, shall not be exclusive of or affect any other rights to which any
Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such General Partner, officer and/or Director of a Non-Managing General Partner or officer of the Partnership and shall inure to the benefit of the heirs, executors and administrators of such a person.
Nothing contained herein shall affect any rights to indemnification to which
Partnership personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

                 (d) Expenses incurred in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 4.14 shall be paid by the Partnership from time to time in advance prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Partnership if it is ultimately determined that he is not entitled to indemnification under this
Section 4.14; provided, however, that either (i) such Covered Persons shall have provided appropriate security for such undertaking, (ii) the Partnership is insured against losses arising out of any such advance payments, or (iii)
either a majority of the Managing General Partners who are neither interested persons (as defined in the 1940 Act) of the Partnership nor are parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts to believe that such Covered Person will be found entitled to indemnification under this
Section 4.14.

      5.   LIMITED PARTNERS

           5.1   Identity of Limited Partners. The names of the Limited
Partners and their last known business or residence addresses, together with the amounts of their contributions and their current Share ownership, shall be set forth in the records of the Partnership.

           5.2   Admission of Limited Partners. The Managing General Partners
may admit a purchaser of Shares as a Limited Partner, upon (i) the execution by such purchaser of such subscription documents and other instruments as the
Managing General Partners may deem necessary or desirable to effectuate such admission, which documents shall be described in the Partnership's
Registration Statement, (ii) the purchaser's written acceptance of all the terms and provisions of this Partnership Agreement, including the power of attorney set forth in Section 15.9 hereof, as the same may have been amended, and (iii) the listing of such purchaser as a Limited Partner in the records of the Partnership. In no event shall the consent or approval of any of the
Limited Partners be required to effectuate such admission. Each purchaser of a Share of the Partnership who becomes a Limited Partner shall be bound by all the terms and conditions of this Partnership Agreement including, without limitation, the allocation of income, gains, losses, deductions and credits as provided in Section 10.3. Notwithstanding anything in this Partnership
Agreement to the contrary, the Managing General Partners reserve the right to refuse to admit any person as a Limited Partner if, in their judgment, it would not be in the Partnership's best interests to admit such person. At the sole discretion of and subject to the terms and conditions set by the
Managing General Partners, certificates certifying the ownership of Shares may be issued in the form attached hereto in Appendix 1 or in such form as shall be prescribed from time to time by the Managing General Partners. In the event that the Managing General Partners authorize the issuance of Share certificates, each Partner shall be entitled to a certificate stating the number of Shares owned by him or her. Such certificate shall be signed by an officer of the Partnership. Such signatures may be facsimiles. In case any officer who has signed or whose facsimile signature has been placed on such certificate shall have ceased to be such officer before such certificate is issued, it may be issued by the Partnership with the same effect as if he or she were such officer at the time of its issue.

           5.3   Contributions of the Limited Partners. The amount
contributed by each Limited Partner to the Partnership shall be the amount actually invested in Shares of the Partnership at their Net Asset Value, which amount shall not include any sales charges and which amount may be less than the offering price paid by such Limited Partner for his Shares to the extent the offering price includes any sales charges. All contributions shall be made in U.S. dollars, which shall be invested in Shares of the Partnership at Net Asset Value. The amount of such contributions and. the number of
Shares owned by each Partner shall be set forth in the records of the
Partnership.

           5.4   Additional Contributions of Limited Partners. No Limited
Partner shall be required to make any additional contributions to (or investments in) or lend additional funds to the Partnership, and no Limited
Partner shall be liable for any additional assessment therefor. A Limited
Partner may make an additional contribution (or investment), however, at his option through the purchase of additional Shares at the then current offering price of such Shares, subject to the same terms and conditions as his initial contribution.

           5.5   Use of Contributions. The aggregate of all capital
contributions shall be, and hereby are agreed to be, available to the
Partnership to carry out the objects and purposes of the Partnership.

           5.6   Redemption by Limited Partners. A Limited Partner may redeem his Shares at any time in accordance with Section 8. The Managing General
Partners shall cause the records of the Partnership to be amended to reflect the withdrawal of any Limited Partner or the return, in whole or in part, of the contribution of any Limited Partner.

           5.7   Minimum Contribution and Mandatory Redemption. The Managing
General Partners shall determine the minimum amounts required for the initial or additional contributions of a Limited Partner, which amounts may, from time to time, be changed by the Managing General Partners. Additionally, the
Managing General Partners may, from time to time, establish a minimum total investment for Limited Partners, and there is reserved to the Partnership the right to redeem automatically the interest of any Limited Partner the value of whose investment is less than such minimum upon the giving of at least 30 days' notice to such Limited Partner. The amounts which the Managing General
Partners shall fix from time to time for initial or additional contributions and the amount of the minimum total investment shall be stated in the
Partnership's then current Prospectus.

           5.8   Limited Liability. (a) No Limited Partner shall be liable
for any debts or obligations of the Partnership and each Limited Partner shall be indemnified by the Partnership against any such liability; provided, however, that contributions of a Limited Partner and his share of any undistributed assets of the Partnership shall be subject to the risks of the operations of the Partnership and subject to the claims of the Partnership's creditors, and provided further, that after any Limited Partner has received the return of any part of his contribution or any distribution of assets of the partnership, he will be liable to the Partnership for:

                     (i) any money or other property wrongfully distributed
to him; and

                     (ii)any sum, not in excess of the amount of such
distribution, necessary to discharge any liabilities of the Partnership to creditors who extended credit to the Partnership during the period before such returns or distributions were made, but only to the extent that the assets of the Partnership are not sufficient to discharge such liabilities.
The obligation of a Limited Partner to return all or any part of a distribution made to him shall be the sole obligation of such Limited Partner and not of the General Partners.

                 (b) If an action is brought against a Limited Partner to
satisfy an obligation of the Partnership, the Partnership, upon notice from the Limited Partner about the action, will either pay the claim itself or, if the Partnership believes the claim to be without merit, will undertake the defense of the claim itself.

                 (c) The General Partners shall not have any personal
liability to any Holder of Shares or to any Limited Partner for the repayment of any amounts standing in the account of a Limited Partner including, but not limited to, contributions with respect to such Shares. Any such payment shall be solely from the assets of the Partnership. The General Partners shall not be liable to any Holder of Shares or to any Limited Partner by reason of any change in the Federal income tax laws as they apply to the
Partnership and the Limited Partners, whether such change occurs through legislative, judicial or administrative action, so long as the General
Partners have acted in good faith and in a manner reasonably believed to be in the best interests of the Limited Partners.

           5.9   No Power to Control Operations. A Limited Partner shall have no right to and shall take no part in the management or control of the
Partnership's operations or activities, but may exercise the rights and powers of a Limited Partner under this Partnership Agreement including, without limitation, the voting rights and the giving of consents and approvals provided for in Section 9 hereof. The exercise of such rights and powers are deemed to be matters affecting the basic structure of the
Partnership and not the management or control of its operations and activities.

           5.10  Tax Responsibility. Each Limited Partner shall (a) provide the Managing General Partners with any tax information which may be required under applicable law, (b) pay any penalties imposed on such Limited Partner for any noncompliance with applicable tax laws, and (c) be subject to withholding of U.S. Federal income tax by the Partnership to the extent required by U.S. laws in effect at any time.

      6.   SHARES OF PARTNERSHIP INTEREST

           All interests in the Partnership, including contributions by the
General Partners, pursuant to Section 4.3, and by the Limited Partners, pursuant to Section 5.3, shall be expressed in units of participation herein referred to as "Shares" (which term includes fractional Shares). Each Share shall represent an equal proportionate interest in the income and assets of the Partnership with each other Share outstanding.

      7.   PURCHASE AND EXCHANGE OF SHARES

           7.1   Purchase of Shares. The Partnership may offer Shares on a
continuing basis to investors. Except for the initial purchase of Shares by the General Partners and the initial Limited Partner, all Shares issued shall be issued and sold at the Net Asset Value (plus such sales charge or other charge as may be applicable to the purchase of the Shares) next computed after receipt of a purchase order in accordance with the Partnership's
Prospectus in effect at the time the order is received. Only investors who agree to be admitted, and who are eligible for admission, as Limited Partners pursuant to Section 5.2 shall be eligible to purchase Shares (unless such investor has already been admitted as a Partner). Orders for the purchase of
Shares shall be accepted on any day that the Partnership's Transfer Agent is open for business (which shall normally be limited to those days when the New
York Stock Exchange is open for business). The form in which purchase orders may be presented shall be as set forth in the Partnership's Prospectus In effect at the time the order is received. The Managing General Partners on behalf of the Partnership reserve the right to reject any specific order and to suspend the Partnership's offering of new Shares at any time. Payment for all Shares must be made in U.S. dollars.

           7.2   Net Asset Value. The Net Asset Value per Share of the
Partnership shall be determined as of 3 p.m. Chicago time on each day the New
York Stock Exchange is open for trading or as of such other time or times as the Managing General Partners may determine in accordance with the provisions of the 1940 Act. The Net Asset Value per share shall be expressed in U.S.
dollars and shall be computed by dividing the value of all the assets of the
Partnership, less its liabilities, by the number of Shares outstanding
(including Shares held by General Partners). Portfolio securities and other assets will be valued at their fair value using methods determined in good faith by the Managing General Partners in accordance with the 1940 Act. The
Partnership may suspend the determination of Net Asset Value during any period when the New York Stock Exchange is closed, other than customary weekend and holiday closing, during periods when trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the
"Commission") or during any emergency as determined by the Commission which makes it impracticable for the Partnership to dispose of its securities or value its assets, or during any other period permitted by order of the
Commission for the protection of investors.

           7.3   Exchange of Shares. Shares of the Partnership may be
exchanged for (i.e., redeemed and the proceeds reinvested in) shares of any other partnership in the Partnership Group in accordance with the
Partnership's Prospectus in effect at the time the exchange order is received.

      8.   REDEMPTION OF SHARES

           8.1   Redemption of Shares. The Partnership will redeem from any
Partner all or any portion of the Shares owned by him provided that the
Partner delivers to the Partnership or its designated agent notice of such redemption, stating the number of Shares to be redeemed, together with a properly endorsed Share certificate(s) where certificate(s) have been issued, in good order and in proper form as determined by the Managing General
Partners and the Partnership's Transfer Agent. The Partner shall be entitled to payment in U.S. dollars of the Net Asset Value of his Shares (as set forth in Section 7.2 hereof), reduced by the amount of any deferred sales charge or redemption fee that may be imposed as described in the Prospectus, provided that the amount distributed is in accordance with and does not exceed the positive book Capital Account balance of the Partner. Any such redemption shall be in accordance with Section 4 with respect to General Partners or
Section 5 with respect to Limited Partners. Any distribution upon redemption pursuant to this Section 8.1 shall, in accordance with Section 10.4 below, constitute a return in full of the redeeming Partner's contribution attributable to the Shares which are redeemed regardless of the amount distributed with respect to such Shares. No consent of any of the Partners shall be required for the withdrawal or return of a Limited Partner's contribution. All redemptions shall be recorded on the books of the
Partnership.

                 The Managing General Partners may suspend redemptions and
defer payment of the redemption price at any time, subject to the Rules and
Regulations of the Commission.

           8.2   Payment for Redeemed Shares. Payments for Shares redeemed by the Partnership will be made at the time and in the manner set forth in the
Prospectus. Payment for redeemed Shares may, at the option of the Managing
General Partners or such officer or officers as they may duly authorize for this purpose, in their complete discretion, be made in cash, or in kind, or partially in cash and partially in kind. In case of payment in kind, the
Managing General Partners, or their delegate, shall have absolute discretion as to what security or securities shall be distributed in kind and the amount of the same, and the securities shall be valued for purposes of distribution at the amount at which they were appraised in computing the Net Asset Value of the Shares, provided that any Partner who cannot legally acquire securities so distributed in kind by reason of the prohibitions of the 1940
Act shall receive cash.

      9.   MATTERS AFFECTING THE PARTNERSHIP'S BASIC STRUCTURE

           9.1   Rights of Limited Partners. (a) The Limited Partners shall have the right to vote together with the General Partners, in accordance with the provisions of this Section 9, only upon the following matters affecting the basic structure of the Partnership, which include the voting, approval, consent or similar rights required under the 1940 Act for voting security holders:

                     (i) the right to remove General Partner(s) as set forth
in Section 4.8(c);

                     (ii) the right to elect or ratify the appointment of new
General Partner(s) (subject to the requirements of Section 9.9), but only to the extent such ratification or election is required by the 1940 Act or the
Partnership Act;

                     (iii) the right to approve or terminate investment
advisory, underwriting and distribution and servicing contracts and plans;

(iv) the right to ratify or reject the appointment and to terminate the employment of the independent public accountants of the Partnership;

                     (v) the right to approve or disapprove the merger or
consolidation of the Partnership with or into one or more other limited partnerships or the sale of all or substantially all of the assets of the
Partnership;

                     (vi) the right to approve the incurrence of indebtedness
by the Partnership other than in the ordinary course of business;

                     (vii) the right to approve transactions in which the
General Partners have an actual or potential conflict of interest with the
Limited Partners or the Partnership;

                     (viii) the right to terminate the Partnership, as
provided in Section 12 hereof;

                     (ix) the right to elect to continue the operations of
the Partnership (subject to the requirements of Section 9.9); and

                     (x) the right to amend this Partnership Agreement,
including, without limitation, the right to approve or disapprove proposed changes in the Partnership's investment policies and restrictions; provided, however, that no such amendment shall conflict with the 1940 Act so long as the Partnership intends to remain registered thereunder, nor affect the liability of the General Partners without their consent nor the limited liability of the Limited Partners as provided under Section 5.8 above.

                 Notwithstanding the foregoing, the right of Limited Partners to vote on matters affecting the basic structure of the Partnership as designated herein shall not be construed as a requirement that all such matters be submitted to the Limited Partners for their approval or be so approved to the extent such approval is not required by the Partnership Act, the 1940 Act or this Partnership Agreement.

                 (b) Notwithstanding the foregoing, no vote, approval or
other consent shall be required of the Limited Partners with respect to any matter not affecting the basic structure of the Partnership, including, without limitation, the following: (i) any change in the amount or character of the contribution of any Limited Partner; (ii) any change in the procedures for the purchase or redemption of Shares; (iii) the substitution or deletion of a Limited Partner; (iv) the admission of any additional Limited Partner;
(v) the retirement, resignation, death or incompetency of a Managing General
Partner; (vi) any addition to the duties or obligations of the General
Partners, or any reduction in the rights or powers granted to the General
Partners herein, for the benefit of the Limited Partners; (vii) any change in the name or investment objectives of the Partnership; (viii) the correction of any false or erroneous statement, or change in any statement in order to make such statement accurately represent the agreement among the General and
Limited Partners, in this Partnership Agreement; (ix) the addition of any omitted provision or amendment of any provision to cure, correct or supplement any ambiguous, defective or inconsistent provision hereof; or (x)
such amendments as may be necessary to conform this Partnership Agreement to the requirements of the Partnership Act, the 1940 Act, the Tax Code or any
other law or regulation applicable to the Partnership.

                 (c) The Limited Partners shall have no right or power to
cause the termination and dissolution of the Partnership except as set forth in this Partnership Agreement. No Limited Partner shall have the right to bring an action for partition against the Partnership.

           9.2   Actions of the Partners. Actions which require the vote of the Limited Partners under Section 9.1 of this Partnership Agreement shall be taken at a meeting of both the General and Limited Partners, or by consent without a meeting as provided in Section 9.10. All Partners' meetings shall be held at such place as the Managing General Partners shall designate. The
Partners may vote at any such meeting in person or by proxy.

           9.3   Meetings. Meetings of the Partnership for the purpose of
taking any action which the Limited Partners are permitted to take under this
Partnership Agreement may be called by a majority vote of the Managing
General Partners or upon written request by Limited Partners representing 10%
or more of the outstanding Shares. Written notice of such meeting shall be given in accordance with Section 9.4.

           9.4   Notices. (a) Whenever Partners are required or permitted to take any action at a meeting, a written notice of the meeting shall be given not less than ten (10), nor more than sixty (60), days before the date of the meeting to each Partner entitled to vote at the meeting. The notice shall state the place, date and hour of the meeting and the general nature of the business to be transacted.

                 (b) Notice of a Partner's meeting or any report shall be
given either personally or by mail or other means of written communication, addressed to the Partner at the address of the Partner appearing on the books of the Partnership or given by the Partner to the Partnership for the purpose of notice. A notice or report shall be deemed to have been given at the time when delivered personally or deposited in the mail or sent by other means of written communication. An affidavit of mailing of any notice or report in accordance with the provisions of this Subsection (b), executed by a General
Partner, shall be prima facie evidence of the giving of the notice or report.

                     If any notice or report addressed to the Partner at the
address of the Partner appearing on the books of the Partnership is returned to the Partnership marked to indicate that the notice or report to the
Partner could not be delivered at such address, all future notices or reports shall be deemed to have been duly given without further mailing if they are available to the Partner at the principal executive office of the Partnership for a period of one year from the date of the giving of the notice or report to all other Partners.

                 (c) Upon written request to the General Partners by any
person entitled to call a meeting of Partners, the General Partners immediately shall cause notice to be given to the Partners entitled to vote that a meeting will be held at a time requested by the person calling the meeting, not less than ten (10), nor more than sixty (60), days after the receipt of the request. If the notice is not given within twenty (20) days after receipt of the request, the person entitled to call the meeting may instead give such notice.

           9.5   Validity of Vote for Certain Matters. Any Partner approval at a meeting, other than unanimous approval by those entitled to vote, with respect to the matters set forth in Section 9.1(a) shall be valid only if the general nature of the proposal so approved was stated in the notice of meeting or in any written waiver of notice.

           9.6   Adjournment. When a Partners' meeting is adjourned to
another time or place, notice need not be given of the adjourned meeting if the time and place thereof are announced at the meeting at which the adjournment is taken. At the adjourned meeting, the Partnership may transact any business which might have been transacted at the original meeting. If the adjournment is for more than forty-five (45) days or if after the adjournment a new record date is fixed for the adjourned meeting, a notice of the adjourned meeting shall be given to each Partner of record entitled to vote at the meeting in accordance with Section 9.4.

           9.7   Waiver of Notice and Consent to Meeting. The transactions of any meeting of Partners, however called and noticed, and wherever held, are as valid as though conducted at a meeting duly held after regular call and notice, if a quorum is present either in person or by proxy, and if, either before or after the meeting, each of the persons entitled to vote and not present in person or by proxy signs a written waiver of notice or a consent to the holding of the meeting or an approval of the minutes thereof. All waivers, consents and approvals shall be filed with the Partnership records or made a part of the minutes of the meeting. Attendance at a meeting shall constitute a waiver of notice of the meeting, except when the Partner objects at the beginning of the meeting on the grounds that the meeting is not lawfully called or convened and except that attendance at a meeting is not a waiver of any right to object to the consideration of matters required to be included in the notice of the meeting but not so included, if the objection is expressly made at the meeting. Neither the business to be transacted at nor the purpose of any meeting of Partners need be specified in any written waiver of notice, except as provided in Section 9.6.

           9.8   Quorum. The presence in person or by proxy of more than
forty percent (40%) of the outstanding Shares on the record date for any meeting constitutes a quorum at such meeting. The Partners present at a duly called or held meeting at which a quorum is present may continue to transact business until adjournment notwithstanding the withdrawal of enough Partners to leave less than a quorum, if any action taken (other than adjournment) is approved by a majority vote of those Partners present (except as otherwise may be required by the 1940 Act or the Partnership Act). In the absence of a quorum, any meeting of Partners may be adjourned from time to time by the vote of a majority in interest of the Partners represented either in person or by proxy, but no other business may be transacted except as provided in this Section 9.8. The Managing General Partners may adjourn such meeting to such time or times as determined by the Managing General Partners.

           9.9   Required Vote. Any action which requires the vote of the
Limited Partners shall be adopted by (i) the Majority Vote of the then outstanding Shares or (ii) if at a meeting, a majority vote of those Shares present if the quorum requirements of Section 9.8 hereof have been satisfied
(except as otherwise may be required by the 1940 Act or the Partnership Act);
provided, however, that the admission of a General Partner when there is no remaining or surviving General Partner or an election to continue the operations of the Partnership when there is no remaining or surviving General
Partner shall require the affirmative vote of all the Limited Partners.

           9.10  Action by Consent Without a Meeting. Any action which may be taken at any meeting of the Partners may be taken without a meeting if a consent in writing, setting forth the action so taken, shall be signed by
Partners having not less than the minimum number of votes that would be necessary to authorize or take that action at a meeting. In the event the
Limited Partners are requested to consent to a matter without a meeting, each
Partner shall be given notice of the matter to be voted upon in the same manner as described In Section 9.4. In the event any General Partner, or
Limited Partners representing 10% or more of the outstanding Shares, request a meeting for the purpose of discussing or voting on the matter, notice of such meeting shall be given in accordance with Section 9.4 and no action shall be taken until such meeting is held. Unless delayed in accordance with the provisions of the preceding sentence, any action taken without a meeting will be effective ten (10) days after the required minimum number of Partners have signed the consent; however, the action will be effective immediately if the General Partners and Limited Partners representing at least 90% of the shares of the Partners have signed the consent.

           9.11  Record Date. (a) In order that the Partnership may determine the Partners of record entitled to notice of or to vote at any meeting, or entitled to receive any distribution or to exercise any rights in respect of any other lawful action, the Managing General Partners, or Limited Partners representing more than 10% of the Shares then outstanding, may fix, in advance, a record date which is not more than sixty (60) nor less than ten
(10) days prior to the date of the meeting and not more than sixty (60) days prior to any other action. If no record date is fixed:

                     (i) The record date for determining Partners entitled to
notice of or to vote at a meeting of Partners shall be at the close of business on the business day next preceding the day on which notice is given or, if notice is waived, at the close of business on the business day next preceding the day on which the meeting is held.

                     (ii)The record date for determining Partners entitled to
give consent to Partnership action in writing without a meeting shall be the first day on which the first written consent is given.

                     (iii)    The record date for determining Partners for
any other purpose shall be at the close of business on the day on which the
Managing General Partners adopt it, or the sixtieth (60th) day prior to the date of the other action, whichever is later.

                 (b) The determination of Partners of record entitled to
notice of or to vote at a meeting of Partners shall apply to any adjournment of the meeting unless the Managing General Partners, or the Limited Partners
who called the meeting, fix a new record date for the adjourned meeting, but the Managing General Partners, or the Limited Partners who called the meeting, shall fix a new record date if the meeting is adjourned for more than forty-five (45) days from the date set for the original meeting.

                 (c) Any Holder of a Share prior to the record date for a
meeting shall be entitled to vote at such meeting, provided such person becomes a Partner prior to the date of the meeting.

           9.12  Proxies. A Partner may vote at any meeting of the
Partnership by a proxy executed in writing by the Partner. All such proxies shall be filed with the Partnership before or at the time of the meeting. The law of Delaware pertaining to corporate proxies will be deemed to govern all
Partnership proxies as if they were proxies with respect to shares of a
Delaware corporation. A proxy may be revoked by the person executing the proxy in a writing delivered to the Managing General Partners at any time prior to its exercise. Notwithstanding that a valid proxy is outstanding, powers of the proxy holder will be suspended if the person executing the proxy is present at the meeting and elects to vote in person.

           9.13  Number of Votes. All Shares have equal voting rights. Each
Partner shall have the right to vote the number of Shares standing of record in such Partner's name as of the record date set forth in the notice of meeting.

           9.14  Communication Among Limited Partners. Whenever ten (10) or
more Limited Partners of record of the Partnership who have been such for at least six months preceding the date of application, and who hold in the aggregate either Shares having a net asset value of at least $25,000 or at least 1 per centum of the outstanding Shares, whichever is less, shall apply to the Managing General Partners in writing, stating that they wish to communicate with other Partners with a view to obtaining signatures to a request for a meeting of Shareholders pursuant to Section 9.3 and accompanied by a form of communication and request which they wish to transmit, the
Managing General Partners shall within five business days after receipt of such application either:

                 (a) afford to such applicants access to a list of the names and addresses of all Partners as recorded on the books of the Partnership;

                 (b) inform such applicants as to the approximate number of
Partners of record and the approximate cost of mailing to them the proposed communication and form of request.

                     If the Managing General Partners elect to follow the
course specified in Subsection (b) of this Section 91.14, the Managing
General Partners, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all
Partners of record at their addresses as recorded on the books of the
Partnership, unless within five business days after such tender the Managing
General Partners shall mail to such applicants and file with the Commission, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Managing General Partners to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

                     After the Commission has had an opportunity for hearing
upon the objections specified in the written statement so filed by the
Managing General Partners, the Managing General Partners or such applicants may demand that the Commission enter an order either sustaining one or more of such objections or refusing to sustain any of such objections. in the
Commission shall enter an order refusing to sustain one or more of such objections, the Commission shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Managing General Partners shall mail copies of such material to all Partners with reasonable promptness after the entry of such order and the renewal of such tender.

                     The provisions of Section 4.8(c), Section 9.3 and this
Section 9.14 may not be amended or repealed without the vote of a majority of the Managing General Partners and a majority of the outstanding Shares;
provided, however, that such provisions shall be deemed null, void, inoperative and removed from this Partnership Agreement upon the effectiveness of any amendment to the 1940 Act which eliminates them from
Section 16 of the 1940 Act or the effectiveness of any successor Federal law governing the operating of the Partnership which does not contain such provisions.

      10.  DISTRIBUTIONS AND ALLOCATION OF PROFITS AND LOSSES

           10.1  Fees of General Partners. As compensation for services rendered to the Partnership, each Managing General Partner may be paid a fee during each year, which fee shall be fixed by the Managing General Partners.
All the General Partners shall be entitled to reimbursement of reasonable expenses incurred by them in connection with their performance of their duties as General Partners. Neither payment of compensation or reimbursement of expenses to a General Partner hereunder nor payment of fees to any
Affiliate of a General Partner for the performance of services to the
Partnership shall be deemed a distribution for purposes of Section 10.2, nor shall any such payment affect such person's right to receive any distribution to which he would otherwise be entitled as a Holder of Shares.

           10.2  Distributions of Income and Gains. Subject to the provisions of the Partnership Act and the terms of Section 10.4 hereof, the Managing
General Partners in their sole discretion shall determine the amounts, if any, to be distributed to Holders of Shares, the record date for purposes of such distributions and the time or times when such distributions shall be made. Distributions of income may be in cash (U.S. Dollars) or in additional full and fractional Shares of the Partnership valued at the Net Asset Value on the record date. With respect to net capital gains, if any, the Managing
General Partners may determine annually what portion, if any, of the
Partnership's capital gains will be distributed and any such distribution may be in cash or in additional full and fractional Shares of the Partnership at the Net Asset Value on the record date. Notwithstanding the foregoing, the
Managing General Partners shall not be required to make any distribution of income or capital gains for any taxable year.

           10.3  Allocation of Income, Gains, Losses, Deductions and Credits.
The net income, gains, losses, deductions and credits of the Partnership shall be allocated equally among the outstanding Shares of the Partnership on a regular basis to be determined by the Managing General Partner. The net income earned by the Partnership shall consist of the interest accrued on portfolio securities, less expenses, since the most recent determination of income. Amortization of original issue discount will be treated as an income item. Market discount, if any, will be treated as income items except as otherwise required for Federal income tax purposes. Any permissible Federal income tax elections or methods regarding original issue discount, market discount and amortization of bond premium shall be made at the discretion of the Managing General Partners. Expenses of the Partnership will be accrued on a regular basis to be determined by the Managing General Partners. A Holder of a Share shall be allocated with the proportionate part of such items actually realized by the Partnership for each such full accrual period during which such Share was owned by such Holder. A person shall be deemed to be a
Holder of a Share on a specific day if he is the record holder of such Share on such day (regardless of whether or not such record holder has yet been admitted as a Partner).

           10.4  Returns of Contributions. Except upon dissolution of the
Partnership by expiration of its term or otherwise pursuant to Section 12 hereof (which shall be the time for return to each Partner of his contributions, subject to the priorities therein), and except upon redemption of Shares of the Partnership as provided in Section 8, no Partner has the right to demand the return of any part of his contribution. The Managing
General Partners may, however, from time to time, elect to permit partial returns of contributions to Holders of Shares, provided that:

                 (a) all liabilities of the Partnership to persons other than
General and Limited Partners have been paid or, in the good faith determination of the Managing General Partners, there remains property of the
Partnership sufficient to pay them; and

                 (b) the Managing General Partners cause the records of the
Partnership to be amended to reflect a reduction in contributions.

                     In the event that the Managing General Partners elect to
make a partial return of contributions to Holders of Shares, such distribution shall be made to all of the Holders of Shares in accordance with their positive book Capital Account balances. Each General and Limited
Partner, by becoming such Partner, consents to any such pro rata distribution therefore or thereafter duly authorized and made in accordance with such provisions and to any distribution through redemption of Shares pursuant to
Section 8 above.

           10.5  Capital Accounts. Unless additional capital accounts are required to be maintained for accounting purposes in accordance with generally accepted accounting principles, the Partnership shall generally maintain one Capital Account for each Partner. Each Capital Account shall be credited with the Partner's capital contributions and share of profits, shall be charged with such partner's share of losses, distributions and withholding taxes (if any) and shall otherwise appropriately reflect transactions of the
Partnership and the Partners. At the end of each day, the Capital Accounts of all Partners shall be adjusted to reflect the Partnership's income (or loss)
which has accrued for that day. The Capital Accounts will be subject to further adjustment as provided by Section 10.6. Additional adjustments shall then be made to reflect any purchases and redemptions of Shares by the
Partners. A Substituted Limited Partner shall be deemed to succeed to the
Capital Account of the Partner whom such Substituted Limited Partner replaced.

           10.6  Allocations of Capital Gains and Losses and Additional Rules.

                 (a) Short Term Gains and Losses. At the end of every month, short term capital gains and losses for that month will be allocated and credited (or charged in the event of losses) to each Partner's Capital
Account for those Partners of record as of the last day of that month, based upon the number of outstanding Shares of the Partnership as of the last day of the month.

                 (b) Long Term Gains and Losses. At the end of every year (or shorter period at the discretion of the Managing General Partners), long term capital gains and losses for that year will be allocated and credited (or charged in the event of losses) to each Partner's Capital Account for those
Partners of record as of the last day of that year (or shorter period at the discretion of the Managing General Partners), based upon the number of outstanding Shares of the Partnership as of the last day of the year.

                 (c) Minimum Gain Chargeback. In the event that there is a
net decrease in the Partnership's Minimum Gain during any taxable year and any Partner has a negative Capital Account (after taking into account reductions for items described in paragraphs (4), (5) and (6) of Treasury
Department Regulations Section 1.704-1(b)(2)(ii)(d)) and such negative balance exceeds the sum of mount that such Partner is obligated to restore upon liquidation of the Partnership and (ii) such Partner's share of the
Minimum Gain at the end of such taxable year, such Partner shall be allocated
Partnership profits for such year (and, if necessary, subsequent years) in an amount necessary to eliminate such excess negative balance as quickly as possible. Allocations of profits to such Partners having such excess negative
Capital Accounts shall be made in proportion to the amounts of such excess negative Capital Account balances. The term "Minimum Gain" means the excess of the outstanding balances of all nonrecourse indebtedness which is secured by property of the Partnership over the adjusted basis of such property for
Federal income tax purposes, as computed in accordance with the provisions of
Treasury Department Regulations Section 1.704-1(b)(4)(iv)(c). A Partner's
share of Minimum Gain shall be computed in accordance with Treasury
Department Regulations Section 1.704-1(b)(4)(iv)(f).

                 (d) Qualified Income Offset. Notwithstanding anything in
Sections 10.3 and 10.6 to the contrary, in the event any Partner unexpectedly receives any adjustments, allocations or distributions described in Treasury
Department Regulations Sections 1.704-1(b)(2)(ii)(d)(4),
1.704-1(b)(2)(ii)(d)(5) or 1.704-1(b)(2)(ii)(d)(6), items of Partnership income and gain shall be specially allocated to such Partner in an amount and manner sufficient to eliminate the deficit balance in his Capital Account (in excess of (i) the amount he is obligated to restore liquidation of the
Partnership or upon liquidation of his interest in the Partnership and his share of the Minimum Gain) created by such adjustments, allocations or distributions as quickly as possible.

                 (e) Conformance with Treasury Regulations. Allocations
pursuant to the Partnership Agreement may further be modified by the Managing
General Partners, if necessary, in order to comply with existing or future
Treasury Regulations.

      11.  ASSIGNMENT OF SHARES; SUCCESSOR IN INTEREST;
           SUBSTITUTION OF PARTNERS

           11.1  Prohibition on Assignment. Except for redemptions as provided in Section 8, a Partner shall not have the right to sell, transfer or assign his Shares to any other person, but may pledge them as collateral.

           11.2  Rights of the Holders of Shares as Collateral or Judgment
Creditor. In the event that any person who is holding Shares as collateral or any judgment creditor becomes the owner of such Shares due to foreclosure or otherwise, such person shall not have the right to be substituted as a
Limited Partner, but shall only have the rights, upon the presentation of evidence satisfactory to the Managing General Partners of his right to succeed to the interests of the Limited Partner, set forth immediately below:

                 (a) to redeem the Shares in accordance with the provisions of Section 8 hereof; and

                 (b) to receive any distributions made with respect to such
Shares.

                 Upon receipt by the Partnership of evidence satisfactory to the Managing General Partners of his ownership of Shares, the owner shall become a Holder of Record of the subject Shares and his name shall be recorded on the books of record of the Partnership maintained for such purpose either by the Partnership or its Transfer Agent. Such owner shall be liable to return any excess distributions pursuant to Section 5.8(a).
However, such owner shall have none of the rights or obligations of a
Substituted Limited Partner unless and until he is admitted as such. In addition, a creditor who makes a non-recourse loan to the Partnership must not have or acquire, at any time as a result of making the loan, any direct or indirect interest in the profits, capital or property of the Partnership other than as secured creditor.

           11.3  Death, Incompetency, Bankruptcy or Termination of the
Existence of a Partner. In the event of the death or an adjudication of incompetency or bankruptcy of an individual Partner (or, in the case of a
Partner that is a corporation, association, partnership, joint venture or trust, an adjudication of bankruptcy, dissolution or other termination of the existence of such Partner), the successor in interest of such Partner
(including without limitation the Partner's executor, administrator, guardian, conservator, receiver or other legal representative), upon the presentation of evidence satisfactory to the Managing General Partners of his right to succeed to the interests of the Partner, shall have the rights set forth below:

                 (a) to redeem the Shares of the Partner in accordance with the provisions of Section 8 hereof;

                 (b) to receive any distributions made with respect to such
      Shares; and

                 (c) to be substituted as a Limited Partner upon compliance with the conditions of the admission of a Limited Partner as provided in
Sections 5 and 11 hereof.

                 Upon receipt by the Partnership of evidence satisfactory to the Managing General Partners of his right to succeed to the interests of the
Partner, the successor in interest shall become a Holder of Record of the subject Shares and his name shall be recorded on the books of record of the
Partnership maintained for such purpose either by the Partnership or its
Transfer Agent.

           11.4  Substituted Limited Partners. (a) A person shall not become a Substituted Limited Partner unless the Managing General Partners consent to such substitution (which consent may be withheld in their absolute discretion) and receive such instruments and documents (including those specified in Section 5.2), and such reasonable transfer fees as the Managing
General Partners may require.

                 (b) The original Limited Partner shall cease to be a Limited
Partner, and the person to be substituted shall become a Substituted Limited
Partner, as of the date on which the person to be substituted has satisfied the requirements set forth above and as of the date the records of the
Partnership are amended to reflect his admission as a Substituted Limited
Partner. Thereafter the original Limited Partner shall have no rights or obligations with respect to the Partnership insofar as the Shares transferred to the Substituted Limited Partner are concerned.

                 (c) Unless and until a person becomes a Substituted Limited
Partner, his status and rights shall be limited to the rights of a Holder of
Shares pursuant to Sections 11.3(a) and 11.3(b). A Holder of Shares who does not become a Substituted Limited Partner shall have no right to inspect the
Partnership's books or to vote on any of the matters on which a Limited
Partner would be entitled to vote. A Holder of Shares who has become a
Substituted Limited Partner has all the rights and powers, and is subject to the restrictions and liabilities, of a Limited Partner under this Partnership
Agreement.

                 (d) Any person admitted to the Partnership as a Substituted
Limited Partner shall be subject to and bound by the provisions of this
Partnership Agreement as if originally a party to this Partnership Agreement.

      12.  DISSOLUTION AND TERMINATION OF THE PARTNERSHIP

           12.1  Dissolution. The Partnership shall be dissolved and its affairs shall be wound up upon the happening of the first to occur of the following:

                 (a) the stated term of the Partnership has expired unless
the Partners by a Majority Vote have previously amended the Partnership
Agreement to establish a different term;

                 (b) the Partnership has disposed of all of its assets;

                 (c) a General Partner has ceased to be a General Partner and the remaining General Partners elect not to continue the operations of the
Partnership;

                 (d) there is only one General Partner remaining and such
General Partner has ceased to be a General Partner as set forth in Section
4.8; provided, however, that if the last remaining or surviving General
Partner ceases to be a General Partner other than by removal, the Limited
Partners may agree by unanimous vote to continue the operations of the
Partnership and to admit one or more General Partners in accordance with this
Partnership Agreement;

                 (e) a decree of judicial dissolution has been entered by a court of competent jurisdiction; or

                 (f) the Partners by a Majority Vote have voted to dissolve the Partnership.

           12.2  Liquidation. (a) In the event of dissolution as provided in
Section 12.1, the assets of the Partnership shall be distributed as follows:

                     (i) all of the Partnership's debts and liabilities to
persons (including Partners to the extent permitted by law) shall be paid and discharged, and any reserve deemed necessary by the Managing General Partners for the payment of such debts shall be set aside; and

                     (ii)the balance of the assets of the Partnership (and
any reserves not eventually used to satisfy debts of the Partnership) shall be distributed pro rata to the Partners in accordance with their positive book Capital Account balances.

                 (b) Upon dissolution, each Partner shall look solely to the assets of the Partnership for the return of his capital contribution and shall be entitled only to a distribution of Partnership property and assets in return thereof. If the Partnership property remaining after the payment or discharge of the debts and liabilities of the Partnership is insufficient to return the capital contribution of each Limited Partner, such Limited Partner shall have no recourse against any General Partner, the assets of any other partnership of which any General Partner is a partner, or any other Limited
Partner. The winding up of the affairs of the Partnership and the distribution of its assets shall be conducted exclusively by the Managing
General Partners, who are authorized to do any and all acts and things authorized by law for these purposes. In the event of dissolution where there is no remaining General Partner, and there is a failure to appoint a new
General Partner, the winding up of the affairs of the Partnership and the distribution of its assets shall be conducted by such persons as may be selected by Majority Vote, which person is hereby authorized to do any and all acts and things authorized by law for these purposes.

           12.3  Termination. Upon the completion of the distribution of
Partnership assets as provided in this Section and the termination of the
Partnership, the General Partner(s) or other person acting as liquidator (or the Limited Partners, if necessary) shall cause the Certificate of Limited
Partnership of the Partnership to be canceled and shall take such other actions as may be necessary to legally terminate the Partnership.

      13.  BOOKS, RECORDS, ACCOUNTS AND REPORTS

           13.1  Books and Records. The Partnership shall maintain at its principal office or at the offices of its investment adviser, administrator, custodian, Transfer Agent or other agent appointed by the Partnership such books and records as are required by the 1940 Act or necessary for the operation of the Partnership.

           13.2  Limited Partners' Access to Information. (a) Each Limited
Partner shall have the right, subject to such reasonable standards as may be established by the Managing General Partners, to obtain from the Managing
General Partners from time to time upon reasonable demand for any purpose reasonably related to the Limited Partner's interest as a Limited Partner:

                     (1) True and full information regarding the status of
the business and financial condition of the Partnership;

                     (2) Promptly after becoming available, a copy of the
Partnership's Federal, state and local income tax returns for each year;

                     (3) A current list of the name and last known business,
residence or mailing address of each Partner;

                     (4) A copy of the Partnership Agreement and Certificate
of Limited Partnership and all amendments thereto, together with copies of any powers of attorney pursuant to which the Partnership Agreement and any
Certificate of Limited Partnership and all amendments thereto have been executed;

                     (5) True and full information regarding the amount of
cash and a description and statement of the agreed value of any other property or services contributed by each Partner and which each Partner has agreed to contribute in the future, and the date on which each became a
Partner; and

                     (6) Such other Information regarding the affairs of the
Partnership as is just and reasonable.

                 (b) The Managing General Partners shall cause to be
transmitted to each Partner such other reports and information as shall be required by the 1940 Act, the Partnership Act or the Tax Code.

           13.3  Accounting Basis and Fiscal Year. The Partnership's books and records (i) shall be kept on a basis chosen by the Managing General
Partners in accordance with the accounting methods followed by the
Partnership for Federal income tax purposes and otherwise in accordance with generally accepted accounting principles applied in a consistent manner, (ii)
shall reflect all Partnership transactions, (iii) shall be appropriate and adequate for the Partnership's business and for the carrying out of all provisions of this Partnership Agreement, and (iv) shall be closed and balanced at the end of each Partnership fiscal year. The fiscal year of the
Partnership shall be the calendar year.

           13.4  Tax Returns. The Managing General Partners, at the
Partnership's expense, shall cause to be prepared any income tax or information returns required to be made by the Partnership and shall father cause such returns to be timely filed with the appropriate authorities.

           13.5  Filings with Regulatory Agencies. The Managing General
Partners, at the Partnership's expense, shall cause to be prepared and timely filed with appropriate Federal and state regulatory and administrative bodies, all reports required to be filed with such entitles under then current applicable laws, rules and regulations.

           13.6  Tax Matters and Notice Partners. The Managing General
Partners shall designate one or more General Partners as the "Tax Matters
Partner" and the "Notice Partner" of the Partnership in accordance with
Sections 6231(a)(7) and (8) of the Tax Code, and each such Partner shall have no personal liability arising out of his good faith performance of his duties in such capacity. The "Tax Matters Partner" is authorized, at the
Partnership's sole cost and expense, to represent the Partnership and each
Limited Partner in connection with all examinations of the Partnership's affairs by tax authorities, including any resulting administrative and judicial proceedings. Each Limited Partner agrees to cooperate with the
Managing General Partners and to do or refrain from doing any and all things reasonably required by the Managing General Partners to conduct such proceedings. The Managing General Partners shall have the right to settle any audits without the consent of the Limited Partners.

      14.  AMENDMENTS OF PARTNERSHIP DOCUMENTS

           14.1  Amendments in General. Except as otherwise provided in this
Partnership Agreement, the Partnership Agreement may be amended only by the
General Partners.

           14.2  Amendments Without Consent of Limited Partners. In addition to any amendments otherwise authorized herein and except as otherwise provided, amendments may be made to this Partnership Agreement from time to time by the General Partners without the consent of the Limited Partners, including, without limitation, amendments: (i) to reflect the retirement, resignation, death or incompetency of a Managing General Partner; (ii) to add to the duties or obligations of the General Partners, or to surrender any right or power granted to the General Partners herein, for the benefit of the
Limited Partners; (iii) to change the name or investment objective of the
Partnership; (iv) to correct any false or erroneous statement, or to make a change in any statement in order to make such statement accurately represent the agreement among the General and Limited Partners; (v) to supply any omission or to cure, correct or supplement any ambiguous, defective or inconsistent provision hereof; or (vi) to make such amendments as may be necessary to conform this Partnership Agreement to the requirements of the
Partnership Act, the 1940 Act, the Tax Code or any other law or regulation applicable to the Partnership, as now or hereafter in effect.

           14.3  Amendments Needing Consent of Affected Partners.
Notwithstanding any other provision of this Partnership Agreement, without the consent of the Partner or Partners to be affected by any amendment to this Agreement, this Partnership Agreement may not be amended to (i) convert a Limited Partner's interest into a General Partner's interest, (ii) modify the limited liability of a Limited Partner, (iii) alter the interest of a
Partner in income, gain, loss, deductions, credits and distributions, or (iv)
increase, add or alter any obligation of any Limited Partner.

           14.4  Amendments to Certificate of Limited Partnership. (a) The
Managing General Partners shall cause to be filed with the Secretary of
State, within ninety (90) days after the happening of any of the following events, an amendment to the Certificate of Limited Partnership reflecting the occurrence of any of the following events:

                     (i) The admission of a new General Partner;

                     (ii)The withdrawal of a General Partner; or

                     (iii)    A change in the name of the Partnership, or,
except as provided in Sections 17-104(b) and (c) of the Partnership Act, a
change in the address of the registered office or a change in the name or address of the registered agent of the Partnership.

                 (b) A Managing General Partner shall cause to be filed with the Secretary of State an amendment to the Certificate of Limited Partnership correcting any false or erroneous material statement contained in the
Certificate of Limited Partnership promptly after the discovery of such false or erroneous statement by such Managing General Partner.

                 (c) Any Certificate of Limited Partnership filed or recorded in jurisdictions other than Delaware shall be amended as required by applicable law.

                 (d) The Certificate of Limited Partnership may also be
amended at any time in any other manner deemed appropriate by the General
Partners.

           14.5  Amendments After Change of Law. This Partnership Agreement
and any other Partnership documents may be amended and refiled, if necessary, by the General Partners without the consent of the Limited Partners if there occurs any change that permits or requires an amendment of this Partnership
Agreement under the Partnership Act or of any other Partnership document under applicable law, so long as no Partner is adversely affected (or consent is given by such Partner).

      15.  MISCELLANEOUS Provisions

           15.1  Notices. (a) Any written notice, offer, demand or
communication required or permitted to be given by any provision of this
Partnership Agreement, unless otherwise specified herein, shall be deemed to have been sufficiently given for all purposes if delivered personally to the person to whom the same is directed or if sent by first class mail addressed
(i) if to a General Partner, to the principal place of business and office of the Partnership specified in this Partnership Agreement and (ii) if to a
Limited Partner, to such Limited Partner's address of record; provided, however, that notice given by any other means shall be deeded sufficient if actually received by the person to whom it is directed.

                 (b) Except as otherwise specifically provided herein, any
such notice that is sent by first class mail shall be deemed to be given two
(2) days after the date on which such notice is mailed.

                 (c) The Managing General Partners may change the
Partnership's address for purposes of this Partnership Agreement by giving written notice of such change to the Limited Partners, and any Limited
Partner may change his address for purposes of this Partnership Agreement by giving written notice of such change to the Managing General Partners, in the manner herein provided for the giving of notices.

           15.2  Section Headings. The Section headings in this Partnership
Agreement are inserted for convenience and identification only and are in no way intended to define or limit the scope, extent or intent of this
Partnership Agreement or any of the provisions hereof.

           15.3  Construction. Whenever the singular number is used herein, the same shall include the plural; and the neuter, masculine and feminine genders shall include each other, as applicable. If any language is stricken or deleted from this Partnership Agreement, such language shall be deemed never to have appeared herein and no other implication shall be drawn therefrom. The language in all parts of this Partnership Agreement shall be in all cases construed according to its fair meaning and not strictly for or against the General Partners or the Limited Partners.

           15.4  Severability. If any covenant, condition, term or provision of this Partnership Agreement is illegal, or if the application thereof to any person or in any circumstance shall to any extent be judicially determined to be invalid or unenforceable, the remainder of this Partnership
Agreement, or the application of such covenant, condition, term or provision to persons or in circumstances other than those to which it is held invalid or unenforceable, shall not be affected thereby, and each remaining covenant, condition, term and provision of this Partnership Agreement shall be valid and enforceable to the fullest extent permitted by law.

           15.5  Governing Law. Notwithstanding the place where this
Partnership Agreement may be executed by any of the parties hereto, the parties expressly agree that all the terms and provisions hereof shall be construed under the laws of the State of Delaware and that the Partnership
Act as now adopted and as may be hereafter amended from time to time shall govern the partnership aspects of this Partnership Agreement.

           15.6  Counterparts. This Partnership Agreement may be executed in one or more counterparts, each of which shall, far all purposes, be deemed an original and all of such counterparts, taken together, shall constitute one and the same Partnership Agreement.

           15.7  Entire Agreement. This Partnership Agreement and the
separate subscription agreements of each Limited Partner and General Partner constitute the entire agreement of the parties as to the subject matter hereof. All prior agreements among the parties as to the subject matter hereof, whether written or oral, are merged herein and shall be of no force or effect. This Partnership Agreement cannot be changed, modified or discharged orally, but only by an agreement in writing. There are no representations, warranties or agreements other than those set forth in this
Partnership Agreement and such separate subscription agreements, if any.

           15.8  Cross-References. All cross-references in this Partnership
Agreement, unless specifically directed to another agreement or document, refer to provisions in this Partnership Agreement.

           15.9  Power of Attorney to the General Partners. (a) Each Partner
hereby makes, constitutes and appoints each Managing General Partner and any person designated by the Managing General Partners, with full substitution, his agent and attorney-in-fact in his name, place and stead, to take any and all actions and to make, execute, swear to and acknowledge, amend, file, record and deliver the following documents and any other documents deemed by the Managing General Partners necessary for the operations of the
Partnership: (i) any Certificate of Limited Partnership or Certificate of
Amendment thereto, required or permitted to be filed on behalf of the
Partnership, and any and all certificates as necessary to qualify or continue the Partnership as a limited partnership or partnership wherein the Limited
Partners thereof have limited liability in the states where the Partnership may be conducting activities, and all instruments which effect a change or modification of the Partnership in accordance with this Partnership
Agreement; (ii) this Partnership Agreement and any amendments thereto in accordance with this Partnership Agreement; (iii) any other instrument which is now or which may hereafter be required or advisable to be filed for or on behalf of the Partnership; (iv) any document which may be required to effect the continuation of the Partnership, the admission of an additional Limited
Partner or Substituted Limited Partner, or the dissolution and termination of the Partnership (provided such continuation, admission or dissolution and termination is in accordance with the terms of this Partnership Agreement), or to reflect any reductions or additions in the amount of the contributions of Partners, in each case having the power to execute such instruments on his behalf, whether the undersigned approved of such action or not; and (v) any document containing any investment representations and/or representations relating to the citizenship, residence and tax status required by any state or Federal law or regulation.

                 (b) This Power of Attorney is a special Power of Attorney
coupled with an interest, and shall not be revoked and shall survive the transfer by any Limited Partner of all or part of his interest in the
Partnership and, being coupled with an interest, shall survive the death or disability or cessation of the existence as a legal entity of any Limited
Partner; except that where the successor in interest has been approved by said attorney for admission to the Partnership as a Substituted Limited
Partner, this Power of Attorney shall survive the transfer for the sole purpose of enabling said attorney to execute, acknowledge and file any instrument necessary to effectuate such substitution.

                 (c) Each Limited Partner hereby gives and grants to his said attorney under this Power of Attorney full power and authority to do and perform each and every act and thing whatsoever requisites necessary or appropriate to be done in or in connection with this Power of Attorney as fully to all intents and purposes as he might or could do if personally present, hereby ratifying all that his said attorney shall lawfully do or cause to be done by virtue of this Power of Attorney.

                 (d) The existence of this Power of Attorney shall not
preclude execution of any such instrument by the undersigned individually on any such matter. A person dealing with the Partnership may conclusively presume and rely on the fact that any such instrument executed by such agent and attorney-in-fact is authorized, regular and binding without further inquiry.

                 (e) The appointment of each Managing General Partner and
each designee of that General Partner as attorney-in-fact pursuant to this
Power of Attorney automatically shall terminate as to such person at such time as he ceases to be a General Partner and from such time shall be effective only as to substitute or additional General Partners admitted in accordance with this Partnership Agreement and his designees.

           15.10 Further Assurances. The Limited Partners will execute and deliver such further instruments and do such further acts and things as may be required to carry out the intent and purposes of this Partnership
Agreement.

           15.11 Successors and Assigns. Subject in all respects to the limitations on transferability contained herein, this Partnership Agreement shall be binding upon, and shall inure to the benefit of, the heirs, administrators, personal representatives, successors and assigns of the respective parties hereto.

           15.12 Waiver of Action for Partition. Each of the parties hereto irrevocably waives during the term of the Partnership and during the period of its liquidation following any dissolution, any right that he may have to maintain any action for partition with respect to any of the assets of the
Partnership.

           15.13 Creditors. None of the provisions of this Partnership
Agreement shall be for the benefit of or enforceable by any of the creditors of the Partnership or the Partners.

           15.14 Remedies. The rights and remedies of the Partners hereunder shall not be mutually exclusive, and the exercise by any Partner of any right to which he is entitled shall not preclude the exercise of any other right he may have.

           15.15 Custodian. All assets of the Partnership shall be held by a custodian meeting the requirements of the 1940 Act, and may be registered in the name of the Partnership or such custodian or nominee. The terms of the custodian agreement shall be determined by the Managing General Partners.

           15.16 Use of Name "First Trust". Clayton Brown & Associates, Inc.,
as the initial distributor of Shares, hereby consents to the use by the
Partnership of the name "First Trust" as part of the Partnership's name;
provided, however, that such consent shall be conditioned upon the employment of Clayton Brown & Associates, Inc. or one of its affiliates (collectively
"Clayton Brown") as an investment adviser of the Partnership. The name "First
Trust" or any variation thereof may be used from time to time in other connections and for other purposes by Clayton Brown and other investment companies that have obtained consent to use the name "First Trust." Clayton
Brown shall have the right to require the Partnership to cease using the name
"First Trust" as part of the Partnership's name if the Partnership ceases, for any reason, to employ Clayton Brown as its investment adviser. Future names adopted by the Partnership for itself, insofar as such names include identifying words requiring the consent of Clayton Brown, shall be the property of Clayton Brown and shall be subject to the same terms and conditions.

           15.17 Authority. Each individual executing this Partnership
Agreement on behalf of a partnership, corporation, or other entity warrants that he is authorized to do so and that this Partnership Agreement will constitute the legal binding obligation of the entity which he represents.

           15.18 Signatures. The signature of a Managing General Partner or an officer or agent of the Partnership duly appointed by the Managing General
Partners shall be sufficient to bind the Partnership to any agreement or on any document, including, but not limited to, documents drawn or agreements made in connection with the acquisition or disposition of any assets.

Centennial America Fund, L.P.

Investment Advisor

OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281-1008

Distributor
Centennial Asset Management Corporation
6803 South Tucson Way
Centennial, Colorado 80112

Sub-Distributor
OppenheimerFunds Distributor, Inc.
P.O. Box 5254
Denver, Colorado 80217

Transfer Agent
Shareholder Services, Inc.
P.O. Box 5143
Denver, Colorado 80217
1.800.525.9310 (from within the U.S.)  303.768.3200 (from outside the U.S.)

Custodian of Portfolio Securities
Citibank, N.A.
399 Park Avenue
New York, New York 10043

Independent Auditors
Deloitte & Touche LLP
555 Seventeenth Street
Denver, Colorado 80202

Counsel to the Funds
Myer, Swanson, Adams & Wolf, P.C.
1600 Broadway
Denver, Colorado 80202

Counsel to the Independent Managing General Partners

Mayer, Brown, Rowe & Maw, LLP
1675 Broadway
New York, New York 10019

1234

PX0870.001.0204

--------
1 Mr. Grabish is a Trustee of Centennial Government Trust, Centennial
California Tax Exempt Trust, Centennial Money Market Trust, Centennial New
York Tax Exempt Trust and Centennial Tax Exempt Trust and is a Managing
General Partner of Centennial America Fund, L.P. Mrs. Hamilton and Mr. Malone
are not Trustees of Oppenheimer Senior Floating Rate Fund.

                        CENTENNIAL AMERICA FUND, L.P.

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23. Exhibits
-----------------

(a)   (1) Form of Agreement of Limited Partnership dated April 28, 1987 - See
Part B.

      (2)(i) Amended and Restated Certificate of Limited Partnership dated
      June 26, 1990: Previously filed with Registrant's Post-Effective
      Amendment dated No. 6, (5/1/91), and refiled with Registrant's
      Post-Effective Amendment No. 14, (4/17/95), pursuant to Item 102 of
      Regulation S-T, and incorporated herein by reference.

      (ii) Certificate of Amendment to Certificate of Limited Partnership
      dated November 29, 1991: Previously filed with Registrant's
      Post-Effective Amendment No 10, (4/30/92), and refiled with
      Registrant's Post-Effective Amendment No. 14, (4/17/95), pursuant to
      Item 102 of Regulation S-T, and incorporated herein by reference.

      (iii) Certificate of Amendment to Certificate of Limited Partnership
      dated December 17, 1991: Previously filed with Registrant's
      Post-Effective Amendment No 10, (4/30/92), and refiled with
      Registrant's Post-Effective Amendment No. 14, (4/17/95), pursuant to
      Item 102 of Regulation S-T, and incorporated herein by reference.

      (iv) Amendment to Certificate of Limited Partnership dated August 30,
      1993: Filed with Registrant's Post-Effective Amendment No 12,
      (4/15/94), and incorporated herein by reference.

      (v) Amendment to Certificate of Limited Partnership dated October 26,
      1993: Filed with Registrant's Post-Effective Amendment No 12,
      (4/15/94), and incorporated herein by reference.

      (vi) Amendment to Certificate of Limited Partnership dated July 1,
      1996: Filed with Registrant's Post-Effective Amendment No 16,
      (4/23/97), and incorporated herein by reference.

      (vii) Amendment to Certificate of Limited Partnership dated October 22,
      1996: Filed with Registrant's Post-Effective Amendment No 16,
      (4/23/97), and incorporated herein by reference.

(b)   Form of Operating Procedures: Previously filed with Post-Effective
Amendment No. 6, (5/1/91), and refiled with Registrant's Post-Effective
Amendment No. 14, (4/17/95), pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(c)   Specimen Share Certificate: Previously filed with Registrant's
Post-Effective Amendment No. 22 (4/26/02), and incorporated herein by reference.

(d)   Investment Advisory Agreement dated November 29, 1990: Previously filed with Post-Effective Amendment No. 5, (3/4/91), and refiled with Registrant's
Post-Effective Amendment No. 14, (4/17/95), pursuant to Item 102 of
Regulation S-T and incorporated herein by reference.

(e)   (i) General Distributor's Agreement Centennial Asset Management
      Corporation dated October 13, 1992: Previously filed with Registrant's
      Post Effective Amendment No. 12, (4/15/94), and incorporated herein by reference.

      (ii) Sub-Distributor's Agreement between Centennial Asset Management
      Corporation and OppenheimerFunds Distributor, Inc. dated May 28, 1993:
      Previously filed with Post-Effective Amendment No. 34, (4/21/94), to the Registration Statement of Daily Cash Accumulation Fund and
      incorporated herein by reference.

      (iii) Form of Dealer Agreement of Centennial Asset Management
      Corporation: Previously filed with Post-Effective Amendment No. 23 of
      Centennial Government Trust (Reg. No. 2-75912), (1/1/94), and
      incorporated herein by reference.

      (iv) Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
      Filed with Post-Effective Amendment No. 45 of Oppenheimer High Yield
      Fund (Reg. No. 2-62076), (10/26/01), and incorporated herein by reference.

      (v) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
      Previously filed with Post-Effective Amendment No. 45 to the
      Registration Statement of Oppenheimer High Yield Fund (Reg. No.
      2-62076), 10/26/01, and incorporated herein by reference.

      (vi) Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
      Previously filed with Post-Effective Amendment No. 45 to the
      Registration Statement of Oppenheimer High Yield Fund (Reg. No.
      2-62076), 10/26/01, and incorporated herein by reference.

      (vii) Form of Trust Company Fund/SERV Purchase Agreement of
      OppenheimerFunds Distributor, Inc.: Previously filed with
      Post-Effective Amendment No. 45 to the Registration Statement of
      Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
      incorporated herein by reference.

      (viii) Form of Trust Company Agency Agreement of OppenheimerFunds
      Distributor, Inc.: Previously filed with Post-Effective Amendment No.
      45 to the Registration Statement of Oppenheimer High Yield Fund (Reg.
      No. 2-62076), 10/26/01, and incorporated herein by reference.

(f)   Form of Deferred Compensation Plan for Disinterested
Trustees/Directors: Filed with Post-Effective Amendment No. 40 to the
Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
(10/27/98), and incorporated herein by reference.

(g)   (i) Global Custodial Services Agreement dated July 15, 2003, between
Registrant and Citibank, N.A.: Previously filed with the Pre-Effective
Amendment No. 1 to the Registration Statement of Oppenheimer International
Large-Cap Core Trust (Reg. No. 333-106014), 8/5/03, and incorporated herein by reference.

      (ii) Amended and Restated Foreign Custody Manager Agreement dated May
31, 2001, as amended July 15, 2003, between Registrant and Citibank, N.A:
Previously filed with the Pre-Effective Amendment No. 1 to the Registration
Statement of Oppenheimer International Large-Cap Core Trust (Reg. No.
333-106014), 8/5/03, and incorporated herein by reference.

(h)   Not applicable.

(i)   (i)   Opinion and Consent of Counsel dated April 28, 1987: Previously filed with Registrant's Post-Effective Amendment No. 14, (4/17/95),
      pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

      (ii)  Opinion and Consent of Counsel dated May 8, 1987: Previously filed and refiled with Registrant's Post-Effective Amendment No. 14,
      (4/17/95), pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(j)   Independent Auditors Consent: Filed herewith.

(k)   Not applicable.

(l)   Subscription Agreement and Investment Letter: Previously filed with
Registrant's Registration Statement and incorporated herein by reference.

(m)   Service Plan and Agreement Between Registrant and Centennial Asset
Management Corporation under Rule 12b-1 dated August 24, 1993: Previously filed with Registrant's Post-Effective Amendment No. 12, (4/15/94), and
incorporated herein by reference.

(n)   Not applicable.

(o)    (i) Powers of Attorney for all Managing General
Partners/Trustees/Directors and Officers except for Beverly L. Hamilton,
Robert J. Malone, Edward Cameron, F. William Marshall, Jr., John Murphy and
Richard F. Grabish (including Certified Board Resolutions): Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement of
Oppenheimer Select Managers (Reg. No. 333-49774), 2/8/01, and incorporated herein by reference.

       (ii) Powers of Attorney for Edward Cameron, and F. William Marshall
Jr.: Previously filed with Post-Effective Amendment No. 45 to the
Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

       (iii) Powers of Attorney for Richard F. Grabish: Previously filed with
Registrant's Post-Effective Amendment No. 23, (4/28/03), and incorporated herein by reference.

       (iv) Powers of Attorney for Beverly L. Hamilton and Robert J. Malone:
Previously filed with Post-Effective Amendment No. 46 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 8/23/02, and
incorporated herein by reference.

       (v) Power of Attorney for John Murphy: Filed herewith.

(p)   Amended and Restated Code of Ethics of the Oppenheimer Funds dated May
15, 2002 under Rule 17j-1 of the Investment Company Act of 1940: Previously
filed with Post-Effective Amendment No. 29 to the Registration Statement of
Oppenheimer Discovery Fund (Reg. No. 33-371), 11/21/02, and incorporated herein by reference.

Item 24. Persons Controlled by or Under Common Control with the Fund
--------------------------------------------------------------------

None.

Item 25. Indemnification
------------------------

      Reference is made to Section 4.14 of Registrant's Agreement of Limited
Partnership included in Part B of this Registration Statement.

      Insofar as indemnification for liabilities arising under the Securities
Act of 1933 may be permitted to general partners, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise,
Registrant has been advised that in the opinion of the Securities and
Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a general partner, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such general partner, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities
Act of 1933 and will be governed by the final adjudication of such issue.

Item 26 Business and Other Connections of the Investment Adviser
----------------------------------------------------------------

(a)   OppenheimerFunds,  Inc. is the investment adviser of the Registrant;  it and certain  subsidiaries  and  affiliates  act in the same  capacity to other investment companies,  including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There  is  set  forth  below  information  as  to  any  other  business, profession,  vocation  or  employment  of a  substantial  nature in which each officer and director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged  for  his/her  own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------------------------------------------------
Name and Current Position
with OppenheimerFunds, Inc.    Other Business and Connections During the Past
                               Two Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy L. Abbuhl,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Agan,                   Vice President of OppenheimerFunds Distributor,
Vice President                 Inc. and Centennial Asset Management
                               Corporation; Senior Vice President of
                               Shareholders Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik Anderson,                 None
Assistant Vice President
---------------------------------------------------------------------------------
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Janette Aprilante,             Secretary of OppenheimerFunds Distributor, Inc.,
Vice President & Secretary     Centennial Asset Management Corporation,
                               Oppenheimer Partnership Holdings, Inc.,
                               Oppenheimer Real Asset Management, Inc.,
                               Shareholder Financial Services, Inc.,
                               Shareholder Services, Inc., HarbourView Asset
                               Management Corporation, OFI Private Investments,
                               Inc., OFI Institutional Asset Management, Inc.
                               and OppenheimerFunds Legacy Program; Assistant
                               Secretary of OFI Trust Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Hany S. Ayad,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Michael Banta,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joanne Bardell,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lerae A. Barela,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Baum,                    None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeff Baumgartner,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Connie Bechtolt,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Behal                   Assistant Secretary of HarbourView Asset
Assistant Vice President       Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Beichert,             Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gerald Bellamy,                Assistant Vice President of OFI Institutional
Assistant Vice President       Asset Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Erik S. Berg,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Victoria Best,                 Vice President of OFI Institutional Asset
Vice President                 Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rajeev Bhaman,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Billings,                Formerly President of Lorac Technologies, Inc.
Assistant Vice President       (June 1997-July 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Binning,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert J. Bishop,              Treasurer of OppenheimerFunds, Inc. and
Vice President                 Centennial Asset Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Blinzer,                Assistant Vice President of OppenheimerFunds
Vice President                 Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John R. Blomfield,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Chad Boll,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Antulio N. Bomfim,             A senior economist with the Federal Reserve
Vice President                 Board (June 1992-October 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Bonomo,                 None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer Bosco,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lowell Scott Brooks,           Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joan Brunelle,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Buckmaster,            None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Burke,                    None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Burns,                    None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bruce Burroughs,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Claudia Calich,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Debra Casey,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald G. Chibnik,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brett Clark,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

H.C. Digby Clements,           None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Peter V. Cocuzza,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Cornwell,                Vice President of Centennial Asset Management
Vice President                 Corporation, Shareholder Financial Services,
                               Inc. and Shareholder Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott Cottier,                 None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Coulston,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julie C. Cusker,               None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George Curry,                  None.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Damian,                   None
Vice President

---------------------------------------------------------------------------------
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John M. Davis,                 Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
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Ruggero de'Rossi,              Vice President of HarbourView Asset Management
Senior Vice President          Corporation.

---------------------------------------------------------------------------------
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Craig P. Dinsell,              None
Executive Vice President

---------------------------------------------------------------------------------
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Randall C. Dishmon,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rebecca K. Dolan               None
Vice President

---------------------------------------------------------------------------------
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Steven D. Dombrower,           Senior Vice President of OFI Private
Vice President                 Investments, Inc.; Vice President of
                               OppenheimerFunds Distributor, Inc.

---------------------------------------------------------------------------------
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Thomas Doyle,                  None
Assistant Vice President

---------------------------------------------------------------------------------
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Bruce C. Dunbar,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Edmiston,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel R. Engstrom,            None
Assistant Vice President

---------------------------------------------------------------------------------
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James Robert Erven             Formerly an Assistant Vice President/Senior
Assistant Vice President       Trader with Morgan Stanley Investment Management
                               (1999-April 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Evans,               None
Vice President

---------------------------------------------------------------------------------
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Edward N. Everett,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathy Faber,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Falicia,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott T. Farrar,               Vice President of OFI Private Investments, Inc.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Emmanuel Ferreira,             Formerly a portfolio manager with Lashire
Vice President                 Investments (July 1999-December 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald H. Fielding,            Vice President of OppenheimerFunds Distributor,
Chairman: Rochester Division   Inc.; Director of ICI Mutual Insurance Company;
                               Governor of St. John's College; Chairman of the
                               Board of Directors of International Museum of
                               Photography at George Eastman House.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Finley,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John E. Forrest,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jordan Hayes Foster,           Vice President of OFI Institutional Asset
Vice President                 Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

P. Lyman Foster,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Foxhoven,                Assistant Vice President of OppenheimerFunds
Assistant Vice President       Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Colleen M. Franca,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Frank,                 None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dominic Freud,                 Formerly, a Partner and European Equity
Vice President                 Portfolio manager at SLS Management (January
                               2002-February 2003) prior to which he was head
                               of the European equities desk and managing
                               director at SG Cowen (May 1994-January 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dan Gagliardo,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Hazem Gamal,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dan P. Gangemi,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Subrata Ghose,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles W. Gilbert,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alan C. Gilston,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Sharon M. Giordano-Auleta,     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill E. Glazerman,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mike Goldverg,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bejamin J. Gord,               Vice President of HarbourView Asset Management
Vice President                 Corporation and of OFI Institutional Asset
                               Management, Inc. Formerly Executive Director
                               with Miller Anderson Sherrerd, a division of
                               Morgan Stanley Investment Management. (April
                               1992-March 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Granger,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert B. Grill,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Gwynn,                  None
Vice   President:    Rochester
                                    Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Haley,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marilyn Hall,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ping Han,                      None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kelly Haney,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve Hauenstein,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas B. Hayes,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Henry,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine Heron,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dennis Hess,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dorothy F. Hirshman,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel Hoelscher,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward Hrybenko,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott T. Huebl,                Assistant Vice President of OppenheimerFunds
Vice President                 Legacy Program.

---------------------------------------------------------------------------------
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Margaret Hui,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Huttlin,                  Senior Vice President (Director of the
Vice President                 International Division) of OFI Institutional
                               Asset Management, Inc.

---------------------------------------------------------------------------------
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James G. Hyland,               None
Assistant Vice President

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Steve P. Ilnitzki,             None
Senior Vice President

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Kathleen T. Ives,              Vice President and Assistant Secretary of
Vice President, Senior         OppenheimerFunds Distributor, Inc. and
Counsel and Assistant          Shareholder Services, Inc.; Assistant Secretary
Secretary                      of Centennial Asset Management Corporation,
                               OppenheimerFunds Legacy Program and Shareholder
                               Financial Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Jaume,                 Senior Vice President of HarbourView Asset
Vice President                 Management Corporation and OFI Institutional
                               Asset Management, Inc.; Director of OFI Trust
                               Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Frank V. Jennings,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Jennings,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Michael Johnson,          Formerly Vice President, Senior
Assistant Vice President       Analyst/Portfolio Manager at Aladdin Capital
                               Holdings Inc. (February 2001-May 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Kandilis,              Formerly managing director of Kandilis Capital
Assistant Vice President       Management (September 1993-August 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer E. Kane,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lynn O. Keeshan,               Assistant Treasurer of OppenheimerFunds Legacy
Senior Vice President          Program

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas W. Keffer,              None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cristina J. Keller,            Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Keogh,                 Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Walter G. Konops,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Kourkoulakos,            None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Kramer,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Lamentino,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Lange,                  Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Latino,                   Formerly a Senior Trader/Portfolio Engineer at
Assistant Vice President       Jacobs Levy Equity Management (June 1996-August
                               2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Guy E. Leaf,                   Formerly a Vice President of Merrill Lynch
Vice President                 (January 2000-September 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher M. Leavy,          None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dina C. Lee,                   Assistant Secretary of OppenheimerFunds Legacy
Assistant   Vice  President  & Program.
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dana Lehrer,                   Assistant Secretary of Oppenheimer Legacy Program
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Leitzinger,              Senior Vice President of Shareholder Services,
Vice President                 Inc.; Vice President of Shareholder Financial
                               Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael S. Levine,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gang Li,                       None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Shanquan Li,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mitchell J. Lindauer,          None
Vice   President  &  Assistant
General Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bill Linden,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Malissa B. Lischin,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David P. Lolli,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel G. Loughran             None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patricia Lovett,               Vice President of Shareholder Financial
Vice President                 Services, Inc. and Senior Vice President of
                               Shareholder Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dongyan Ma,                    Formerly an Assistant Vice President with
Assistant Vice President       Standish Mellon Asset Management (October
                               2001-October 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve Macchia,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Magee,                 Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jerry Mandzij,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angelo G. Manioudakis          Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation and of OFI Institutional
                               Asset Management, Inc. Formerly Executive
                               Director and portfolio manager for Miller,
                               Anderson & Sherrerd, a division of Morgan
                               Stanley Investment Management (August 1993-April
                               2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

LuAnn Mascia,                  Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Mattisinko,              Formerly an Associate at Sidley Austin Brown and
Vice President                 Wood LLP (1995 - October 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elizabeth McCormack,           Assistant Secretary of HarbourView Asset
Assistant Vice President       Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph McGovern,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles L. McKenzie,           As of May 2003: Chief Executive Officer,
Senior Vice President          President, Senior Managing Director and Director
                               of HarbourView Asset Management Corporation and
                               OFI Institutional Asset Management, Inc.;
                               President, Chairman and Director of Trinity
                               Investment Management Corporation

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew J. Mika,                None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joy Milan,                     None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Denis R. Molleur,              None
Vice    President   &   Senior
Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nikolaos D. Monoyios,          None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Moon,                  Vice President of HarbourView Asset Management
Vice President                 Corporation and of OFI Institutional Asset
                               Management, Inc. Formerly an Executive Director
                               and Portfolio Manager with Miller Anderson &
                               Sherrerd, a division of Morgan Stanley
                               Investment Management (June 1999-March 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Murphy,                   Director of OppenheimerFunds Distributor, Inc.,
Chairman, President, Chief     Centennial Asset Management Corporation,
Executive Officer & Director   HarbourView Asset Management Corporation, OFI
                               Private Investments, Inc., OFI Institutional
                               Asset Management, Inc. and Tremont Advisers,
                               Inc.; Director of Trinity Investments Management
                               Corporation; President and Management Director
                               of Oppenheimer Acquisition Corp.; President and
                               Director of Oppenheimer Partnership Holdings,
                               Inc., Oppenheimer Real Asset Management, Inc.;
                               Chairman and Director of Shareholder Financial
                               Services, Inc. and Shareholder Services, Inc.;
                               Executive Vice President of MassMutual Life
                               Insurance Company; director of DLB Acquisition
                               Corp.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Murray,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas J. Murray,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth Nadler,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christina Nasta,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Annabel Neilon,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Nichols,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barbara Niederbrach,           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Norman,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John O'Hare,                   Formerly Executive Vice President and Portfolio
Vice President                 Manager (June 2000 - August 2003) and Portfolio
                               Manager and Senior Vice President (August 1997 -
                               June 2000) at Geneva Capital Management, Ltd.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Frank J. Pavlak,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David P. Pellegrino,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Allison C. Pells,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Pergament,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Petersen,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James F. Phillips,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gary Pilc,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Peter E. Pisapia,              Formerly, Associate Counsel at SunAmerica Asset
Assistant   Vice  President  & Management Corp. (December 2000-December 2002).
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeaneen Pisarra,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raghaw Prasad,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jane C. Putnam,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael E. Quinn,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julie S. Radtke,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Norma J. Rapini,               None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian N. Reid,                 Formerly an Assistant Vice President with Eaton
Assistant Vice President       Vance Management (January 2000-January 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marc Reinganum,                Formerly (until August 2002) Vaughn Rauscher
Vice President                 Chair in Financial Investments and Director,
                               Finance Institute of Southern Methodist
                               University, Texas.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Reiter,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kristina Richardson,           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Claire Ring,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Robertson,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rob Robis,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Antoinette Rodriguez,          None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stacey Roode,                  Formerly, Assistant Vice President of Human
Vice President                 Resources of OFI (200-July 2002)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey S. Rosen,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stacy Roth,                    None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James H. Ruff,                 President and Director of OppenheimerFunds
Executive Vice President       Distributor, Inc. and Centennial Asset
                               Management Corporation; Executive Vice President
                               of OFI Private Investments, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Ruotolo,                Vice Chairman, Treasurer, Chief Financial
Executive Vice President and   Officer and Management Director of Oppenheimer
Director                       Acquisition Corp.; President and Director of
                               Shareholder Services, Inc. and Shareholder
                               Financial Services, Inc.; Director of Trinity
                               Investment Management Corporation; Chairman of
                               the Board, Chief Executive Officer, President
                               and Director of OFI Trust Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rohit Sah,                     None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Valerie Sanders,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Karen Sandler,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tricia Scarlata,               Formerly, Marketing Manager of OppenheimerFunds,
Assistant Vice President       Inc. (April 2001-August 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rudi Schadt,                   Formerly a consultant for Arthur Andersen
Vice President                 (August 2001-February 2002); director, senior
                               quantitative analyst at Brinson Partners
                               (September 2000,April 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Schmitt,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ellen P. Schoenfeld,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Maria Schulte,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott A. Schwegel,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Allan P. Sedmak                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer L. Sexton,            Senior Vice President of OFI Private
Vice President                 Investments, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martha A. Shapiro,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Navin Sharma,                  Formerly, Manager at BNP Paribas Cooper Neff
Vice President                 Advisors (May 2001-April 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven J. Sheerin,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bonnie Sherman,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David C. Sitgreaves,           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward James Sivigny           Formerly a Director for ABN Amro Securities
Assistant Vice President       (July 2001-July 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Enrique H. Smith,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Louis Sortino,                 None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Keith J. Spencer,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marco Antonio Spinar,          Formerly, Director of Business Operations at AOL
Assistant Vice President       Time Warner, AOL Time Warner Book Group (June
                               2000-December 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard A. Stein,              None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Arthur P. Steinmetz,           Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer Stevens,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gregory J. Stitt,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John P. Stoma,                 Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wayne Strauss,                 None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Stricker,              Vice President of Shareholder Services, Inc.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Deborah A. Sullivan,           Since December 2001, Secretary of OFI Trust
Assistant Vice President,      Company.
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mary Sullivan,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Sussman,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan B. Switzer,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martin Telles,                 Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Temple,                   Formerly a Vice President of Merrill Lynch
Vice President                 (October 2001-January 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Toner,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eamon Tubridy,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Keith Tucker,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James F. Turner,               Formerly portfolio manager for Technology
Vice President                 Crossover Ventures (May 2000-March 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tane Tyler,                    Formerly Vice President and Assistant General
Vice  President  and Associate Counsel at INVESCO Funds Group, Inc. (September
Counsel                        1991 - December 2003)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cameron Ullyat,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angela Utaro,                  None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark S. Vandehey,              Vice President of OppenheimerFunds Distributor,
Vice President                 Inc., Centennial Asset Management Corporation
                               and Shareholder Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Maureen Van Norstrand,         None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Vermette,              Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Phillip F. Vottiero,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Teresa M. Ward,                Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jerry A. Webman,               Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher D. Weiler,         None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barry D. Weiss,                Vice President of HarbourView Asset Management
Vice President                 Corporation

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Melissa Lynn Weiss,            Formerly an Associate at Hoguet Newman & Regal,
Vice President                 LLP (January 1998-May 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christine Wells,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph J. Welsh,               Vice President of HarbourView Asset Management
Vice President                 Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Diederick Wermolder,           Director of OppenheimerFunds International Ltd.;
Vice President                 Senior Vice President (Managing Director of the
                               International Division) of OFI Institutional
                               Asset Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine M. White,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.; member of the American
                               Society of Pension Actuaries (ASPA) since 1995.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William L. Wilby,              Formerly Senior Vice President of HarbourView
Senior Vice President          Asset Management Corporation (May 1999-July
                               2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Donna M. Winn,                 President, Chief Executive Officer and Director
Senior Vice President          of OFI Private Investments, Inc.; Director and
                               President of OppenheimerFunds Legacy Program;
                               Senior Vice President of OppenheimerFunds
                               Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth Winston,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Philip Witkower,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

             C-38              Treasurer of HarbourView Asset Management
                               Corporation; OppenheimerFunds International
Brian W. Wixted,               Ltd., Oppenheimer Partnership Holdings, Inc.,
Senior Vice President and      Oppenheimer Real Asset Management, Inc.,
Treasurer                      Shareholder Services, Inc., Shareholder
                               Financial Services, Inc., OFI Private
                               Investments, Inc., OFI Institutional Asset
                               Management, Inc. and OppenheimerFunds Legacy
                               Program; Treasurer and Chief Financial Officer
                               of OFI Trust Company; Assistant Treasurer of
                               Oppenheimer Acquisition Corp.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Carol Wolf,                    Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation; serves on the Board of
                               the Colorado Ballet.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kurt Wolfgruber,               Director of Tremont Advisers, Inc. (as of
Executive Vice President,      January 2002), HarbourView Asset Management
Chief Investment Officer and   Corporation and OFI Institutional Asset
Director                       Management, Inc. (as of January 2003)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Caleb C. Wong,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward C. Yoensky,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Zachman,                  None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lucy Zachman,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Zack                 General Counsel and Director of OppenheimerFunds
Executive Vice President and   Distributor, Inc.; General Counsel of Centennial
General Counsel                Asset Management Corporation; Senior Vice
                               President and General Counsel of HarbourView
                               Asset Management Corporation and OFI
                               Institutional Asset Management, Inc.; Senior
                               Vice President, General Counsel and Director of
                               Shareholder Financial Services, Inc.,
                               Shareholder Services, Inc., OFI Private
                               Investments, Inc. and OFI Trust Company; Vice
                               President and Director of Oppenheimer
                               Partnership Holdings, Inc.; Secretary and
                               General Counsel of Oppenheimer Acquisition
                               Corp.; Director and Assistant Secretary of
                               OppenheimerFunds International Ltd.; Director of
                               Oppenheimer Real Asset Management, Inc.; Vice
                               President of OppenheimerFunds Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Neal A. Zamore,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark D. Zavanelli,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alex Zhou,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Arthur J. Zimmer,              Senior Vice President (since April 1999) of
Senior Vice President          HarbourView Asset Management Corporation.

---------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (Rochester Portfolio Series)
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer  International  Large-Cap  Core  Fund  (a  series  of  Oppenheimer
International Large-
    Cap Core Trust)
Oppenheimer International Small Company Fund
Oppenheimer  International  Value Fund (a series of Oppenheimer  International
Value Trust)
Oppenheimer Limited-Term Government Fund
Oppenheimer  Limited Term Municipal  Fund (a series of  Oppenheimer  Municipal
Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi Cap Value Fund
Oppenheimer Multiple Strategies Fund
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer  Principal  Protected  Main Street  Fund (a series of  Oppenheimer
Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
     Principal Protected Trust II)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Value Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer Tremont Core Diversified Hedge Fund
Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Tremont Market Neutral Hedge Fund
Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Multiple Strategies Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the  Oppenheimer  funds  listed  above,  Shareholder  Financial
Services,  Inc.,  Shareholder  Services,  Inc.,   OppenheimerFunds   Services,
Centennial   Asset   Management   Corporation,   Centennial   Capital   Corp.,
Oppenheimer Real Asset Management,  Inc. and  OppenheimerFunds  Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds,  Inc.,  OppenheimerFunds  Distributor,  Inc.,
HarbourView Asset Management  Corporation,  Oppenheimer  Partnership Holdings,
Inc.,  Oppenheimer  Acquisition  Corp.,  OFI Private  Investments,  Inc.,  OFI
Institutional  Asset  Management,  Inc. and  Oppenheimer  Trust Company is Two
World Financial  Center,  225 Liberty Street,  11th Floor,  New York, New York
10281-1008.

The address of Tremont  Advisers,  Inc. is 555 Theodore  Fremd  Avenue,  Suite
206-C, Rye, New York 10580.

The  address  of  OppenheimerFunds  International  Ltd.  is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment  Management  Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

Item 27. Principal Underwriter
------------------------------

(a)   Centennial Asset Management Corporation is the Distributor of
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which Centennial Asset
Management Corporation is the investment adviser, as described in Part A and
B of this Registration Statement and listed in Item 26(b) above.

(b)   The directors and officers of the Registrant's principal underwriter are:

(c)   Not applicable.

---------------------------------------------------------------------------------

Name & Principal                                          Position(s) and
Business Address     Position(s) & Office(s) with         Office(s)
                     Underwriter                          with Registrant

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Agan(1)       Vice President                       None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Janette Aprilante(1) Secretary                            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Cornwell(2)    Vice President                       None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives(2)  Assistant Secretary                  Assistant Secretary

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John V. Murphy(1)    Director                             President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raymond C. Olson(2)  Treasurer                            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James H. Ruff(1)     President & Director                 None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Vandehey(2)     Vice President                       None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Zack(1)    General Counsel                      Vice President &
                                                          Secretary

---------------------------------------------------------------------------------

(1)Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY
10080
(2)6803 South Tucson Way, Centennial, CO 80112-3924

Item 28. Location of Accounts and Records
-----------------------------------------

The accounts, books and other documents required to be maintained by
Registrant pursuant to Section 31(a) of the Investment Company Act of 1940
and rules promulgated thereunder are in the possession of OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.

Item 29. Management Services
----------------------------

Not applicable

Item 30. Undertakings
---------------------

Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the
Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to
Rule 485(b) under the Securities Act of 1933 and has duly caused this
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 23rd day of February, 2004

                                 CENTENNIAL AMERICA FUND, L.P.

                              By:  /s/ John V. Murphy*
                              ---------------------------------------------
                              John V. Murphy, President,
                              Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                        Date
----------                    -----                        ----

/s/ William L. Armstrong*    Chairman                    February 23, 2004
-------------------------------
William L. Armstrong         & Managing General Partner

/s/ John V. Murphy*          President, Principal        February 23, 2004
------------------------     Executive Officer
John V. Murphy

/s/ Brian W. Wixted*         Treasurer, Principal        February 23, 2004
-------------------------    Financial &
Brian W. Wixted              Accounting Officer

/s/ Robert G. Avis*          Managing General Partner    February 23, 2004
----------------------
Robert G. Avis

/s/ George Bowen*            Managing General Partner    February 23, 2004
----------------------
George Bowen

/s/ Edward Cameron*          Managing General Partner    February 23, 2004
------------------------
Edward Cameron

/s/ Jon S. Fossel*           Managing General Partner    February 23, 2004
--------------------
Jon S. Fossel

/s/ Sam Freedman*            Managing General Partner    February 23, 2004
----------------------
Sam Freedman

/s/ Richard F. Grabish*
---------------------------  Managing General Partner    February 23, 2004
Richard F. Grabish

/s/ Beverly L. Hamilton*
------------------------------                           Managing General
Partner                      February 23, 2004
Beverly L. Hamilton

/s/ Robert J. Malone*
--------------------------   Managing General Partner    February 23, 2004
Robert J. Malone

/s/ F. William Marshall, Jr.*                            Managing General
Partner                      February 23, 2004
--------------------------------
F. William Marshall, Jr.

*By: /s/ Robert G. Zack
-----------------------------------------
Robert G. Zack, Attorney-in-Fact

                        CENTENNIAL AMERICA FUND, L.P.

                          Registration No. 33-12463

                       Post-Effective Amendment No. 23

                                Exhibit Index

Exhibit No.             Description
-----------             -----------

23 (j)                  Independent Auditors' Consent
23 (o)(v)               Power of Attorney for John Murphy